UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2009

Date of reporting period:	6/30/2009

Item 1. Reports to Stockholders.

MML Series Investment Fund II
Semiannual Report

MML Money Market Fund

MML Managed Bond Fund

MML Blend Fund

MML Equity Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2009

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

Table of Contents

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MML Money Market Fund	5
MML Managed Bond Fund	6
MML Blend Fund	18
MML Equity Fund	32
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	40
Notes to Financial Statements	44
Other Information	68

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Series Investment Fund II – President's Letter to Shareholders

 To Our Shareholders

Richard J. Byrne

"Long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking."

June 30, 2009

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2009. Continuing a trend that was firmly established in 2008, global stock markets declined substantially early in 2009. Stocks staged a strong rally starting in March, and finished the first half of the year with most broad indexes — except the Dow Jones Industrial AverageSM (the "Dow") — in positive territory. Investors digested and reacted to a lot of economic news and watched with interest as governments worldwide implemented various strategies to stimulate recovery. In the United States, unemployment continued its upward climb, consumer spending was constrained and seemed to reflect worker concerns about job security. Some market watchers saw an increase in personal savings rates as less of a positive and more of a sign that savers were putting off purchases and building up reserves due to the uncertain economic environment. On the positive side, durable goods orders surged in both April and May and, as the market rally extended into June, investors seemed to believe that the worst of the financial crisis had passed and generally overlooked bad news to focus on the "green shoots" of a potential economic recovery.

Key events that defined the period

In January, Barack Obama was sworn in as the 44th president of the United States and, the following month, signed into law the $787 billion American Recovery and Reinvestment Act of 2009. The Federal Reserve ("Fed") launched a program to purchase long-term Treasury bonds in an effort to drive down interest rates and make it less expensive for businesses and consumers to borrow money. On the world stage, the leaders of 20 nations gathered in London — and committed, at the G-20 Summit, to continue various government stimulus packages to help cushion the global economic downturn, and to use the International Monetary Fund ("IMF") as a way to aid financially stricken economies.

Some signs of stabilization emerged throughout the world. In the U.S., consumer confidence, as measured by The Conference Board's Consumer Confidence Index, posted a sharp improvement in April and May before pulling back somewhat in June. Japanese industrial production showed a surprising gain toward the end of the period; and in China, industrial production began to build momentum.

For the six months ended June 30, 2009, the Dow, a measure of blue-chip stock performance in the U.S., declined 2.01% and was the only major domestic equity benchmark to lose ground during the period. Conversely, the S&P 500® Index ("S&P 500"), an indicator of large-cap stock performance, advanced 3.16%. Positive results were also found in other key market benchmarks, with the NASDAQ Composite® Index, the barometer of technology stocks, outperforming all other broad equity indexes with its impressive 17.17% gain. Smaller returns came from small-cap benchmark the Russell 2000® Index, which advanced 2.64%, and the MSCI® EAFE® Index, an indicator of foreign developed markets' stock performance, which posted an 8.42% return. For the most part, fixed-income investments lagged their equity counterparts, as the Barclays Capital U.S. Aggregate Bond Index finished the period with an advance of 1.91%.*

The six months in review

As 2009 began, the stock market declines that had characterized much of 2008 continued: Both the Dow and the S&P 500 marked their worst January returns on record. Fixed-income investments were not

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund II – President's Letter to Shareholders (Continued)

immune, as the Barclays Capital U.S. Aggregate Bond Index fell 0.88% for the month. Also during January, the U.S. Department of Commerce announced that sales of new single-family homes fell 14.7%. In February, as stock and bond markets continued to lose ground (with major equity indexes falling to their lowest levels in 12 years), the Commerce Department revised its fourth-quarter 2008 Gross Domestic Product ("GDP") reading downward, reflecting a 6.2% drop versus a previously reported GDP contraction of 3.8%. This revised figure marked the worst decline since the 6.4% decrease in the first quarter of 1982. In March, the equity markets turned a corner, with most indexes listing gains of more than 6%. April marked one of the strongest monthly advances for the equity markets over the past decade, as investors reacted positively to signs of improvement in the global economy and better-than-expected results from the banking sector in the U.S. During the month, some major U.S. banks announced improved earnings, and the Fed completed and reported largely positive results for its "stress tests," which were designed to determine the capital needs of the 19 largest U.S. banks. Stock and bond markets (except for U.S. Treasuries) continued their strong gains in May, but the U.S. dollar weakened to multi-month lows against the euro and other currencies — marking the end of the "flight to quality" that had benefited the dollar earlier in the year. May also saw the U.S. unemployment rate move to a new 25-year high of 8.9%. Overall unemployment continued to climb and reached 9.5% at the end of June. The stock market rally that had started in March began to cool off in June, with most broad indexes finishing mildly positive or slightly negative for the month. Finally, crude oil reached a new high for the period, closing at $72.68 a barrel on June 11, the highest level in eight months.

Keeping it in perspective

Clearly, the first half of 2009 has demonstrated the cyclical nature of the financial markets. There will always be "up" and "down" periods, but over the long term, opportunities may arise for investors who maintain a coherent strategy. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Although market conditions can, and often do, change on a daily basis, long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking.*

I thank you for your continued confidence in MassMutual, as you strive to achieve a more secure financial future.

Sincerely,

Richard J. Byrne
President

* Asset allocation does not ensure a profit and does not protect against loss in a declining market.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/09 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund II – Portfolio Summaries

What is the investment objective of MML Money Market Fund, and who is the Fund's sub-adviser?
The Fund seeks to achieve high current income, the preservation of capital and liquidity. These objectives are of equal importance. The Fund invests in high-quality debt instruments that have a remaining maturity not exceeding 397 days. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Money Market Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Commercial Paper	73.3%
Discount Notes	9.4%
U.S. Treasury Bills	17.1%
Total Short-Term Investments	99.8%
Other Assets and Liabilities	0.2%
Net Assets	100.0%

What is the investment objective of MML Managed Bond Fund, and who is the Fund's sub-adviser?
The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital by normally investing at least 80% of its net assets in investment-grade fixed-income debt securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Managed Bond Fund Quality Structure (% of Net Assets) on 6/30/09 (Unaudited)
U.S. Government, Aaa/AAA	59.5%
Aa/AA	2.9%
A/A	10.5%
Baa/BBB	17.3%
Ba/BB	2.8%
B and Below	0.3%
Equities	0.0%
Total Long-Term Investments	93.3%
Short-Term Investments and Other Assets and Liabilities	6.7%
Net Assets	100.0%

3

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Blend Fund, and who is the Fund's sub-adviser?
The Fund seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund's portfolio consists of three segments: Money Market Segment, Bond Segment and Equity Segment. The Fund adjusts the mix of investments among these three market segments based on the judgment of the Fund's sub-adviser about each segment's potential for returns related to the corresponding risk. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Blend Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Government National Mortgage Association TBA Pool #20432 6.000% 7/01/36	7.5%
Exxon Mobil Corp.	2.7%
iShares Barclays Aggregate Bond Fund	2.2%
U.S. Treasury Note 4.375% 2/15/38	1.3%
Johnson & Johnson	1.3%
International Business Machines Corp.	1.2%
General Electric Co.	1.1%
The Procter & Gamble Co.	1.1%
Apple, Inc.	1.1%
Pfizer, Inc.	1.1%
20.6%

MML Blend Fund Asset Allocation (% of Net Assets) on 6/30/09 (Unaudited)
Equities	59.3%
Bonds & Notes	36.5%
Mutual Funds	2.5%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

What is the investment objective of MML Equity Fund, and who are the Fund's sub-advisers?
The Fund's primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund's two sub-advisers are OppenheimerFunds, Inc. (OFI), which managed approximately 74% of the Fund's portfolio; and AllianceBernstein L.P. (AllianceBernstein), which was responsible for approximately 26% of the Fund's portfolio, as of June 30, 2009.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Chevron Corp.	4.5%
Merck & Co., Inc.	3.8%
AT&T, Inc.	3.5%
The Lubrizol Corp.	3.5%
The Kroger Co.	3.4%
Exxon Mobil Corp.	3.4%
Tyco International Ltd.	3.3%
News Corp. Class A	2.9%
JP Morgan Chase & Co.	2.6%
MetLife, Inc.	2.6%
33.5%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	22.4%
Financial	19.7%
Energy	16.2%
Communications	15.3%
Consumer, Cyclical	6.6%
Industrial	6.3%
Utilities	4.9%
Basic Materials	4.5%
Technology	0.6%
Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%
Net Assets	100.0%

4

MML Money Market Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 99.8%
Commercial Paper – 73.3%
Abbey National North America LLC 0.290% 8/20/09	$5,175,000	$5,172,916
Abbot Laboratories 0.220% 9/15/09	1,472,000	1,471,316
Abbot Laboratories 0.240% 8/18/09	2,400,000	2,399,232
American Honda Finance Corp. 0.380% 8/27/09	5,165,000	5,161,892
Amsterdam Funding Corp. 0.280% 7/14/09	5,220,000	5,219,472
Basin Electric Power Cooperative 0.250% 7/08/09	5,000,000	4,999,757
Baxter International 0.280% 7/09/09	5,235,000	5,234,674
Becton, Dickinson & Co. 0.200% 7/27/09	5,700,000	5,699,177
Bryant Park Funding LLC 0.260% 7/16/09	5,212,000	5,211,435
Campbell Soup Co. 0.190% 8/10/09	4,237,000	4,236,106
Cargill, Inc. 0.230% 8/10/09	5,000,000	4,998,722
Coca-Cola Co. 0.300% 7/22/09	4,050,000	4,049,291
Commonwealth Bank Australia 0.746% 6/04/10	5,000,000	5,000,000
Covidien International Finance 0.450% 7/31/09	5,019,000	5,017,118
Danske Corp. 1.400% 10/16/09	5,025,000	5,004,090
E. ON AG 0.650% 8/17/09	5,175,000	5,170,608
Ecolab, Inc. 0.230% 8/24/09	5,200,000	5,198,206
Eli Lilly & Co. 0.300% 7/08/09	4,427,000	4,426,742
Export-Import Bank of the United States 1.720% 8/26/09	5,165,000	5,151,181
General Electric Capital Corp. 0.700% 7/13/09	4,590,000	4,588,929
ING U.S. Funding LLC 0.670% 7/15/09	2,390,000	2,389,377
Johnson & Johnson 0.250% 9/30/09	4,635,000	4,632,071
Medtronic, Inc. 0.200% 7/17/09	5,153,000	5,152,542
Nestle Capital Corp. 0.170% 7/06/09	1,850,000	1,849,956
Nestle Capital Corp. 0.300% 9/25/09	3,126,000	3,123,760
Nokia Corp. 0.200% 7/20/09	5,200,000	5,199,451
Paccar Financial Corp. 0.170% 7/14/09	5,775,000	5,774,645
Parker-Hannifin Corp. 0.250% 8/20/09	1,470,000	1,469,490
PepsiAmericas, Inc. 0.250% 7/02/09	2,303,000	2,302,984
PepsiAmericas, Inc. 0.250% 7/21/09	3,480,000	3,479,517
Pfizer, Inc. 0.210% 8/04/09	1,885,000	1,884,626
Praxair, Inc. 0.180% 7/22/09	1,490,000	1,489,844
Praxair, Inc. 0.751% 5/26/10	2,000,000	2,000,000
Procter & Gamble International Funding 0.170% 7/08/09	2,238,000	2,237,926
Royal Bank of Scotland PLC 0.460% 8/31/09	5,775,000	5,770,499
Siemens Capital Co. LLC 0.200% 8/19/09	3,045,000	3,044,171
Sigma Aldrich Corp. 0.210% 7/06/09	3,300,000	3,299,904
Southern Co. 0.220% 7/24/09	5,720,000	5,719,196
Toyota Motor Credit Corp. 0.260% 8/28/09	5,165,000	5,162,836
Unilever Capital Corp. 0.190% 7/15/09	1,735,000	1,734,872
Unilever Capital Corp. 0.220% 8/03/09	5,290,000	5,288,933
Wisconsin Electric Power Corp. 0.180% 7/10/09	4,100,000	4,099,816
Discount Notes – 9.4%
Federal Farm Credit 0.280% 11/17/09	4,500,000	4,495,135
Federal Home Loan Bank 0.220% 9/29/09	5,800,000	5,796,810
Federal Home Loan Mortgage Corp. 0.220% 9/21/09	6,653,000	6,649,666
Federal National Mortgage Association 0.540% 11/30/09	4,785,000	4,774,090
U.S. Treasury Bills – 17.1%
U.S. Treasury Bill 0.150% 8/06/09	19,275,000	19,272,119
U.S. Treasury Bill 0.167% 7/23/09	1,265,000	1,264,871
U.S. Treasury Bill 0.232% 7/02/09	1,665,000	1,664,989
U.S. Treasury Bill 0.287% 7/30/09	9,220,000	9,217,872
U.S. Treasury Bill 0.287% 12/17/09	3,900,000	3,894,746
U.S. Treasury Bill 0.317% 11/19/09	4,500,000	4,494,413
TOTAL SHORT-TERM INVESTMENTS (Cost $232,041,991)		232,041,991
TOTAL INVESTMENTS – 99.8% (Cost $232,041,991) (a)		232,041,991
Other Assets/ (Liabilities) – 0.2%		467,765
NET ASSETS – 100.0%		$232,509,756

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Managed Bond Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.0%
PREFERRED STOCK – 0.0%
Investment Companies – 0.0%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $450,000) (a) (b) (c) (d)	4,500	$326,400
TOTAL PREFERRED STOCK (Cost $450,000)		326,400
TOTAL EQUITIES (Cost $450,000)		326,400
	Principal Amount
BONDS & NOTES – 93.3%
CORPORATE DEBT – 37.5%
Advertising – 0.2%
Interpublic Group Cos. (a) 10.000% 7/15/17	$1,100,000	1,108,250
Aerospace & Defense – 0.8%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	800,000	817,914
General Dynamics Corp. 5.250% 2/01/14	895,000	956,282
Goodrich Corp. 6.125% 3/01/19	300,000	301,159
L-3 Communications Corp. 6.375% 10/15/15	860,000	780,450
Lockheed Martin Corp. 6.150% 9/01/36	730,000	779,247
United Technologies Corp. 6.125% 2/01/19	1,710,000	1,892,609
		5,527,661
Agriculture – 0.6%
Altria Group, Inc. 9.700% 11/10/18	420,000	481,507
Altria Group, Inc. 9.950% 11/10/38	870,000	1,004,262
BAT International Finance PLC (a) 8.125% 11/15/13	1,525,000	1,656,116
Cargill, Inc. (a) 5.200% 1/22/13	1,300,000	1,315,373
		4,457,258
Airlines – 0.0%
United Air Lines, Inc. (b) (e) 10.110% 12/31/49	217,527	-
US Airways, Inc. Class B (b) (e) 0.000% 4/15/49	1,000,000	10
		10
Apparel – 0.0%
Kellwood Co. 7.875% 7/15/09	240,000	48,000
Banks – 2.0%
Bank of America Corp. (f) 2.100% 4/30/12	3,000,000	3,004,572
Bank of America Corp. 4.250% 10/01/10	375,000	376,192
Bank of America Corp. 5.750% 12/01/17	930,000	828,098
Bank of America Corp. 7.375% 5/15/14	830,000	857,403
Bank of America Corp. Series L 5.650% 5/01/18	2,250,000	1,988,170
Barclays Bank PLC 6.750% 5/22/19	760,000	753,747
Capital One Financial Corp. 7.375% 5/23/14	540,000	556,837
Credit Suisse New York 5.500% 5/01/14	400,000	415,576
HSBC Finance Corp. 6.375% 10/15/11	405,000	414,131
HSBC Holdings PLC 6.500% 9/15/37	600,000	580,388
State Street Corp. 2.150% 4/30/12	925,000	929,186
Wachovia Bank NA 6.600% 1/15/38	575,000	560,520
Wachovia Bank NA 7.800% 8/18/10	600,000	624,432
Wachovia Corp. 5.300% 10/15/11	480,000	500,207
Wachovia Corp. 5.750% 6/15/17	1,080,000	1,065,484
Wells Fargo & Co. 5.625% 12/11/17	400,000	393,733
		13,848,676
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	350,000	336,269
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	235,000	208,633
Anheuser-Busch InBev Worldwide, Inc. (a) 8.200% 1/15/39	565,000	629,225
The Coca-Cola Co. 5.350% 11/15/17	550,000	587,371
Diageo Finance BV 3.875% 4/01/11	770,000	788,899
Molson Coors Capital Finance ULC 4.850% 9/22/10	530,000	542,694
		3,093,091
Building Materials – 0.3%
American Standard, Inc. 7.625% 2/15/10	800,000	813,619
CRH America, Inc. 8.125% 7/15/18	900,000	866,436
Owens Corning, Inc. 9.000% 6/15/19	700,000	678,982
		2,359,037
Chemicals – 1.3%
Ashland, Inc. (a) 9.125% 6/01/17	500,000	520,000
Cytec Industries, Inc. 5.500% 10/01/10	475,000	483,950
Cytec Industries, Inc. 8.950% 7/01/17	300,000	299,166
The Dow Chemical Co. 7.600% 5/15/14	1,015,000	1,045,451
The Dow Chemical Co. 8.550% 5/15/19	915,000	916,629
The Dow Chemical Co. 9.400% 5/15/39	410,000	422,045
Ecolab, Inc. 4.875% 2/15/15	1,500,000	1,482,826
Ecolab, Inc. 6.875% 2/01/11	1,100,000	1,174,072
EI Du Pont de Nemours & Co. 5.000% 1/15/13	480,000	504,623

The accompanying notes are an integral part of the financial statements.

6

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EI Du Pont de Nemours & Co. 6.000% 7/15/18	$620,000	$668,317
Valspar Corp. 7.250% 6/15/19	375,000	377,621
		7,894,700
Commercial Services – 0.4%
Deluxe Corp. 7.375% 6/01/15	145,000	116,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	550,000	550,752
Equifax, Inc. 7.000% 7/01/37	415,000	402,150
ERAC USA Finance Co. (a) (f) 5.800% 10/15/12	1,600,000	1,497,363
ERAC USA Finance Co. (a) (f) 6.700% 6/01/34	355,000	266,343
		2,832,608
Computers – 0.3%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	430,000	469,409
Electronic Data Systems Corp. 7.450% 10/15/29	355,000	428,586
EMC Corp. 1.750% 12/01/13	550,000	561,000
Hewlett-Packard Co. 5.500% 3/01/18	890,000	935,561
		2,394,556
Diversified Financial – 9.2%
American Express Co. 6.150% 8/28/17	350,000	322,801
American Express Co. 7.250% 5/20/14	385,000	398,257
American Express Co. 8.125% 5/20/19	1,615,000	1,675,932
American Express Credit Corp. 7.300% 8/20/13	1,795,000	1,866,278
American General Finance Corp. 5.900% 9/15/12	1,575,000	940,043
American General Finance Corp. 6.500% 9/15/17	350,000	186,366
American General Finance Corp. 6.900% 12/15/17	450,000	243,667
American Honda Finance Corp. (a) 7.625% 10/01/18	200,000	195,159
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,100,000	1,159,388
BlackRock, Inc. 6.250% 9/15/17	350,000	353,827
Boeing Capital Corp. Ltd. 6.500% 2/15/12	690,000	757,136
CIT Group, Inc. 5.125% 9/30/14	595,000	350,712
CIT Group, Inc. (f) 7.625% 11/30/12	850,000	582,034
Citigroup, Inc. 2.125% 4/30/12	2,000,000	2,008,780
Citigroup, Inc. 5.500% 2/15/17	750,000	611,115
Citigroup, Inc. 5.875% 5/29/37	995,000	777,471
Citigroup, Inc. 6.500% 8/19/13	910,000	883,954
Eaton Vance Corp. 6.500% 10/02/17	1,075,000	1,017,175
Federal National Mortgage Association 5.625% 7/15/37	4,825,000	5,013,391
GATX Financial Corp. 5.125% 4/15/10	2,500,000	2,498,872
General Electric Capital Corp. FRN 1.563% 12/09/11	2,125,000	2,179,678
General Electric Capital Corp. 5.375% 10/20/16	700,000	685,301
General Electric Capital Corp. 5.875% 1/14/38	1,000,000	791,387
General Electric Capital Corp. 5.900% 5/13/14	900,000	918,595
General Electric Capital Corp. 6.750% 3/15/32	1,200,000	1,077,247
General Electric Capital Corp. 6.875% 1/10/39	2,695,000	2,425,805
The Goldman Sachs Group, Inc. 1.625% 7/15/11	5,750,000	5,780,664
The Goldman Sachs Group, Inc. (f) 5.450% 11/01/12	4,000,000	4,153,095
The Goldman Sachs Group, Inc. 5.625% 1/15/17	2,025,000	1,924,586
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	373,328
HSBC Finance Corp. 5.900% 6/19/12	825,000	830,876
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	700,000	766,561
International Lease Finance Corp. 5.625% 9/20/13	465,000	351,288
JP Morgan Chase & Co. FRN 0.741% 2/23/11	750,000	751,404
JP Morgan Chase & Co. FRN 0.859% 6/15/12	2,500,000	2,528,032
JP Morgan Chase & Co. 2.625% 12/01/10	2,750,000	2,816,715
JP Morgan Chase & Co. (f) 5.375% 10/01/12	1,900,000	1,989,822
JP Morgan Chase Capital XV Series O 5.875% 3/15/35	560,000	448,000
Lazard Group LLC 6.850% 6/15/17	535,000	491,482
Lazard Group LLC 7.125% 5/15/15	695,000	638,525
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	1,230,000	181,425
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	815,000	82
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	230,000	33,925
Merrill Lynch & Co., Inc. (f) 5.450% 2/05/13	1,900,000	1,849,264
Morgan Stanley FRN 0.829% 3/13/12	1,250,000	1,261,442
Morgan Stanley FRN 1.236% 2/10/12	3,000,000	3,033,099
Morgan Stanley 5.450% 1/09/17	430,000	401,526

The accompanying notes are an integral part of the financial statements.

7

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley, Series F 6.625% 4/01/18	$1,250,000	$1,246,133
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	2,300,000	2,883,793
SLM Corp. 5.000% 10/01/13	505,000	408,473
Textron Financial Corp. 5.125% 11/01/10	1,140,000	1,063,149
		66,127,060
Electric – 2.4%
Allegheny Energy Supply 7.800% 3/15/11	300,000	310,372
Allegheny Energy Supply (a) 8.250% 4/15/12	385,000	400,590
Ameren Corp. 8.875% 5/15/14	1,085,000	1,119,871
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	310,000	334,654
Consumers Energy Co. 4.400% 8/15/09	390,000	390,730
Entergy Gulf States, Inc. 5.250% 8/01/15	1,455,000	1,388,408
Kansas Gas & Electric Co. 5.647% 3/29/21	397,747	379,025
Kiowa Power Partners LLC (a) 4.811% 12/30/13	229,844	223,407
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	411,734	407,617
Monongahela Power 6.700% 6/15/14	450,000	467,009
Monongahela Power 7.360% 1/15/10	700,000	708,910
Nevada Power Co. Series L 5.875% 1/15/15	560,000	573,679
Nevada Power Co. Series N 6.650% 4/01/36	550,000	559,411
NRG Energy, Inc. 8.500% 6/15/19	2,400,000	2,325,000
Oncor Electric Delivery Co. 7.500% 9/01/38	590,000	665,534
Oncor Electric Delivery Co. 6.800% 9/01/18	895,000	956,404
PPL Energy Supply LLC 6.300% 7/15/13	750,000	786,307
Tampa Electric Co. 6.375% 8/15/12	750,000	793,177
Tenaska Oklahoma (a) 6.528% 12/30/14	319,436	323,263
TransAlta Corp. (f) 5.750% 12/15/13	1,200,000	1,185,740
TransAlta Corp. 6.650% 5/15/18	600,000	580,071
Tri-State Generation & Transmission Association (a) 6.040% 1/31/18	400,113	404,567
Tri-State Generation & Transmission Association Series 2003, Class B (a) 7.144% 7/31/33	480,000	450,326
Union Electric Co. 6.700% 2/01/19	600,000	627,054
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	434,877
		16,796,003
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	715,000	589,875
Entertainment – 0.1%
International Game Technology 7.500% 6/15/19	360,000	363,233
Environmental Controls – 0.4%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	825,000	831,188
Allied Waste North America, Inc. 6.500% 11/15/10	1,265,000	1,287,137
Allied Waste North America, Inc. 6.875% 6/01/17	210,000	207,900
Waste Management, Inc. 6.100% 3/15/18	610,000	601,062
		2,927,287
Foods – 0.7%
ConAgra Foods, Inc. 7.000% 4/15/19	555,000	608,435
Delhaize America, Inc. 9.000% 4/15/31	1,020,000	1,238,219
Kellogg Co. 5.125% 12/03/12	850,000	908,620
Kraft Foods, Inc. 6.750% 2/19/14	1,250,000	1,370,962
The Kroger Co. 7.500% 1/15/14	360,000	402,829
Sara Lee Corp. 3.875% 6/15/13	210,000	205,753
		4,734,818
Forest Products & Paper – 0.3%
International Paper Co. 9.375% 5/15/19	835,000	851,165
Rock-Tenn Co. 5.625% 3/15/13	140,000	125,825
Rock-Tenn Co. 8.200% 8/15/11	590,000	597,375
Verso Paper Holdings LLC (a) 11.500% 7/01/14	425,000	388,875
		1,963,240
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	475,000	456,769
Southwest Gas Corp. 8.375% 2/15/11	305,000	321,499
		778,268
Hand & Machine Tools – 0.2%
Black & Decker Corp. 8.950% 4/15/14	500,000	548,202
Kennametal, Inc. 7.200% 6/15/12	885,000	874,811
		1,423,013
Health Care — Products – 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	590,000	618,122
Beckman Coulter, Inc. 7.000% 6/01/19	470,000	496,743
Covidien International Finance SA 5.450% 10/15/12	1,000,000	1,057,818
Covidien International Finance SA 6.550% 10/15/37	550,000	609,154

The accompanying notes are an integral part of the financial statements.

8

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Medtronic, Inc. 1.625% 4/15/13	$450,000	$414,562
		3,196,399
Health Care — Services – 0.5%
HCA, Inc. (a) 8.500% 4/15/19	1,000,000	980,000
Roche Holdings, Inc. (a) 5.000% 3/01/14	750,000	784,429
Roche Holdings, Inc. (a) 6.000% 3/01/19	1,000,000	1,066,281
Roche Holdings, Inc. (a) 7.000% 3/01/39	810,000	939,057
		3,769,767
Holding Company — Diversified – 0.5%
Kansas City Southern Railway 13.000% 12/15/13	1,670,000	1,837,000
Leucadia National Corp. (f) 7.750% 8/15/13	2,000,000	1,905,000
		3,742,000
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	460,000	462,300
D.R. Horton, Inc. 4.875% 1/15/10	120,000	120,000
		582,300
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	127,000	127,400
Toro Co. 7.800% 6/15/27	235,000	183,249
Whirlpool Corp. 8.600% 5/01/14	260,000	271,700
		582,349
Insurance – 1.1%
Aflac, Inc. 8.500% 5/15/19	1,300,000	1,389,094
The Allstate Corp. 7.450% 5/16/19	1,150,000	1,244,139
American Financial Group 9.875% 6/15/19	1,500,000	1,500,479
Lincoln National Corp. 6.300% 10/09/37	400,000	288,039
Lincoln National Corp. 8.750% 7/01/19	800,000	806,779
MetLife, Inc. Series A 6.817% 8/15/18	790,000	795,616
Principal Financial Group, Inc. 8.875% 5/15/19	1,645,000	1,726,947
		7,751,093
Investment Companies – 0.0%
Xstrata Finance Canada (a) 5.800% 11/15/16	285,000	255,405
Iron & Steel – 0.8%
Allegheny Technologies, Inc. 9.375% 6/01/19	1,065,000	1,128,588
ArcelorMittal 9.000% 2/15/15	2,575,000	2,715,114
ArcelorMittal 9.850% 6/01/19	1,525,000	1,645,798
Reliance Steel & Aluminum Co. 6.200% 11/15/16	385,000	312,248
		5,801,748
Lodging – 0.2%
Marriott International, Inc. 6.200% 6/15/16	1,125,000	1,050,752
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	250,000	232,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	495,000	455,400
		1,738,652
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	725,000	736,781
Roper Industries, Inc. 6.625% 8/15/13	910,000	908,788
		1,645,569
Manufacturing – 0.9%
Bombardier, Inc. (a) 6.750% 5/01/12	310,000	291,400
Cooper US, Inc. 6.100% 7/01/17	635,000	671,108
General Electric Co. 5.250% 12/06/17	400,000	392,818
Illinois Tool Works, Inc. (a) 5.150% 4/01/14	655,000	688,316
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	870,000	870,205
ITT Corp. 4.900% 5/01/14	560,000	556,171
ITT Corp. 6.125% 5/01/19	560,000	575,534
Tyco Electronics Group SA 6.000% 10/01/12	375,000	368,259
Tyco Electronics Group SA 6.550% 10/01/17	325,000	295,076
Tyco Electronics Group SA 7.125% 10/01/37	400,000	324,108
Tyco International Finance SA 8.500% 1/15/19	390,000	432,424
Tyco International Ltd. 6.875% 1/15/21	605,000	572,097
		6,037,516
Media – 2.3%
CBS Corp. 6.625% 5/15/11	780,000	789,575
CBS Corp. 7.875% 7/30/30	375,000	298,646
Comcast Corp. 6.950% 8/15/37	610,000	636,034
Cox Communications, Inc. 4.625% 1/15/10	1,250,000	1,255,925
Cox Communications, Inc. 6.750% 3/15/11	475,000	501,038
Echostar DBS Corp. 7.125% 2/01/16	600,000	559,500
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	767,357
News America, Inc. 4.750% 3/15/10	800,000	808,226
Rogers Communications, Inc. 5.500% 3/15/14	225,000	233,365
Rogers Communications, Inc. 7.500% 8/15/38	200,000	221,375
Rogers Communications, Inc. 8.750% 5/01/32	870,000	1,050,864
Scholastic Corp. 5.000% 4/15/13	500,000	407,500

The accompanying notes are an integral part of the financial statements.

9

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Shaw Communications, Inc. 8.250% 4/11/10	$1,325,000	$1,361,438
Thomson Corp. 5.700% 10/01/14	1,485,000	1,507,784
Thomson Corp. 6.200% 1/05/12	650,000	677,041
Thomson Reuters Corp. 5.950% 7/15/13	400,000	409,190
Time Warner Cable, Inc. 5.400% 7/02/12	345,000	356,592
Time Warner Cable, Inc. 6.750% 6/15/39	1,170,000	1,138,751
Time Warner Cable, Inc. 7.500% 4/01/14	700,000	771,117
Time Warner Cable, Inc. 8.250% 4/01/19	640,000	726,155
Time Warner Cable, Inc. 8.750% 2/14/19	585,000	681,491
Time Warner, Inc. 5.875% 11/15/16	845,000	832,756
Viacom, Inc. 6.250% 4/30/16	315,000	310,325
		16,302,045
Metal Fabricate & Hardware – 0.1%
Timken Co. 5.750% 2/15/10	730,000	730,208
Mining – 1.0%
Codelco, Inc. (a) 6.150% 10/24/36	415,000	406,201
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,525,000	1,536,438
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	960,000	966,016
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	725,000	805,841
Teck Resources Ltd. (a) 9.750% 5/15/14	600,000	621,000
Teck Resources Ltd. (a) 10.250% 5/15/16	1,000,000	1,047,500
Teck Resources Ltd. (a) 10.750% 5/15/19	650,000	698,750
Vale Overseas Ltd. 6.250% 1/23/17	455,000	458,760
Vale Overseas Ltd. 6.875% 11/21/36	420,000	398,792
		6,939,298
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	350,000	349,042
Xerox Corp. 8.250% 5/15/14	500,000	519,932
		868,974
Office Furnishings – 0.2%
Steelcase, Inc. 6.500% 8/15/11	1,440,000	1,441,626
Oil & Gas – 1.4%
Devon Energy Corp. 6.300% 1/15/19	310,000	331,272
EQT Corp. 8.125% 6/01/19	1,170,000	1,252,331
Mobil Corp. (f) 8.625% 8/15/21	1,000,000	1,307,718
Morgan Stanley Bank AG for OAO Gazprom (a) 9.625% 3/01/13	400,000	408,000
Noble Holding International Ltd. 7.375% 3/15/14	1,035,000	1,072,751
Pemex Project Funding Master Trust 6.625% 6/15/35	2,000,000	1,808,864
Pemex Project Funding Master Trust 6.625% 6/15/38	527,000	455,855
The Premcor Refining Group, Inc. 6.750% 5/01/14	280,000	277,269
Shell International Finance 5.625% 6/27/11	75,000	80,661
Talisman Energy, Inc. 7.750% 6/01/19	650,000	720,066
Tesoro Corp. 6.500% 6/01/17	330,000	282,150
Transocean, Inc. 1.500% 12/15/37	550,000	503,937
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	1,011,793
		9,512,667
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	210,000	190,312
Packaging & Containers – 0.7%
Owens-Brockway Glass Container, Inc. 8.250% 5/15/13	2,000,000	2,010,000
Packaging Corp. of America 5.750% 8/01/13	260,000	249,887
Pactiv Corp. 5.875% 7/15/12	345,000	354,898
Pactiv Corp. 6.400% 1/15/18	625,000	563,704
Rock-Tenn Co. 9.250% 3/15/16	200,000	203,500
Sealed Air Corp. (a) 6.875% 7/15/33	200,000	150,523
Sonoco Products Co. 6.500% 11/15/13	1,500,000	1,442,331
		4,974,843
Pharmaceuticals – 0.1%
Abbott Laboratories 5.600% 11/30/17	450,000	482,010
Wyeth 6.000% 2/15/36	430,000	456,090
		938,100
Pipelines – 2.2%
Boardwalk Pipelines LLC 5.500% 2/01/17	235,000	221,759
CenterPoint Energy Resources Corp. 6.125% 11/01/17	1,000,000	926,328
Colonial Pipeline Co. (a) 7.630% 4/15/32	500,000	559,344
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,120,475
DCP Midstream LLC (a) 9.750% 3/15/19	700,000	780,320
Duke Capital LLC 7.500% 10/01/09	700,000	707,912
Duke Energy Field Services Corp. 7.875% 8/16/10	600,000	627,651
Enbridge, Inc. 5.800% 6/15/14	1,200,000	1,249,092
Energy Transfer Partners LP 9.700% 3/15/19	1,250,000	1,435,056
Enogex LLC (a) 6.875% 7/15/14	1,900,000	1,905,290
Enterprise Products Operating LP 7.500% 2/01/11	195,000	204,386
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	225,000	205,046

The accompanying notes are an integral part of the financial statements.

10

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kern River Funding Corp. (a) 4.893% 4/30/18	$773,988	$775,800
Kinder Morgan Energy Partners LP 6.000% 2/01/17	220,000	218,254
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	136,982
Kinder Morgan Energy Partners LP 6.950% 1/15/38	655,000	634,493
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	150,000	143,878
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	490,000	501,729
Plains All American Pipeline Co. 5.625% 12/15/13	590,000	584,622
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	750,000	755,006
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	495,000	523,276
Southern Natural Gas Co. (a) 5.900% 4/01/17	370,000	358,347
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	274,619
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	130,000	133,092
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	659,707
		15,642,464
Real Estate Investment Trusts (REITS) – 0.0%
Boston Properties LP 5.000% 6/01/15	200,000	179,928
Senior Housing Properties Trust 8.625% 1/15/12	125,000	122,812
		302,740
Retail – 0.7%
J.C. Penney Corp., Inc. 7.950% 4/01/17	160,000	156,830
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	454,498
McDonald's Corp. 6.300% 10/15/37	200,000	215,846
Nordstrom, Inc. 6.750% 6/01/14	300,000	311,854
Staples, Inc. 9.750% 1/15/14	1,250,000	1,396,163
Target Corp. 7.000% 1/15/38	475,000	506,277
Wal-Mart Stores, Inc. 6.200% 4/15/38	870,000	934,955
Wal-Mart Stores, Inc. 6.500% 8/15/37	610,000	681,627
		4,658,050
Savings & Loans – 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	645,000	532,712
Washington Mutual Bank (e) 5.650% 8/15/14	1,125,000	562
		533,274
Software – 0.5%
Fiserv, Inc. 6.125% 11/20/12	2,348,000	2,437,217
Oracle Corp. 6.125% 7/08/39	1,065,000	1,057,907
		3,495,124
Telecommunications – 2.5%
AT&T, Inc. 4.125% 9/15/09	1,900,000	1,909,570
AT&T, Inc. 6.500% 9/01/37	1,350,000	1,338,995
British Telecom PLC STEP 9.125% 12/15/30	1,790,000	1,984,498
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	565,000	661,462
Embarq Corp. 7.082% 6/01/16	1,740,000	1,699,270
Embarq Corp. 7.995% 6/01/36	1,160,000	1,020,074
Nokia Corp. 5.375% 5/15/19	555,000	561,513
Qwest Corp. 7.875% 9/01/11	1,150,000	1,150,000
Qwest Corp. 8.875% 3/15/12	1,130,000	1,138,475
Rogers Communications, Inc. 6.375% 3/01/14	410,000	439,467
Rogers Wireless Communications, Inc. 6.800% 8/15/18	445,000	477,052
Telecom Italia Capital 6.175% 6/18/14	1,085,000	1,097,234
Telecom Italia Capital SpA 6.000% 9/30/34	115,000	97,130
Verizon Communications, Inc. 8.750% 11/01/18	765,000	906,126
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	279,196
Verizon New England, Inc. 6.500% 9/15/11	730,000	777,026
Verizon Wireless Capital LLC (a) 7.375% 11/15/13	1,035,000	1,157,656
Vodafone Group PLC 7.750% 2/15/10	650,000	671,976
		17,366,720
Textiles – 0.0%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	250,000	245,456
Transportation – 0.7%
Burlington Northern Santa Fe Corp. 6.150% 5/01/37	855,000	853,777
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	240,000	239,968
Canadian National Railway Co. 5.850% 11/15/17	365,000	385,677
Canadian National Railway Co. 6.375% 11/15/37	325,000	355,980
Canadian Pacific Railway Co. 7.125% 10/15/31	985,000	923,659
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,200,000	1,245,080
Con-way, Inc. 8.875% 5/01/10	600,000	597,237
CSX Corp. (f) 7.250% 5/01/27	50,000	50,846

The accompanying notes are an integral part of the financial statements.

11

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Union Pacific Corp. 5.375% 6/01/33	$520,000	$455,022
		5,107,246
Trucking & Leasing – 0.2%
GATX Corp. 8.750% 5/15/14	1,365,000	1,435,037
TOTAL CORPORATE DEBT (Cost $264,237,389)		265,053,626
MUNICIPAL OBLIGATIONS – 0.2%
State of California 5.950% 4/01/16	485,000	472,909
State of California 7.550% 4/01/39	655,000	596,305
		1,069,214
TOTAL MUNICIPAL OBLIGATIONS (Cost $1,151,467)		1,069,214
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 4.9%
Auto Floor Plan ABS – 0.2%
BMW Floorplan Master Owner Trust, Series 2006-1A, Class A FRN (a) 0.319% 9/17/11	1,500,000	1,492,426
Automobile ABS – 0.5%
BMW Vehicle Lease Trust, Series 2007-1, Class A3A 4.590% 8/15/13	1,338,243	1,343,726
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.369% 3/15/11	1,032,611	995,718
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	1,000,000	1,008,772
		3,348,216
Commercial MBS – 2.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.745% 2/10/51	2,425,000	1,834,508
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,325,000	1,233,125
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	900,000	842,310
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	546,612
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,825,000	1,717,575
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.816% 12/10/49	1,675,000	1,274,564
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) 6.425% 2/15/41	1,650,000	568,190
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	778,555
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	1,260,000	896,683
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,000,000	2,179,019
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,500,000	1,910,147
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,300,000	2,068,841
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,475,000	983,696
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (f) 6.055% 2/15/51	2,450,000	2,226,691
		19,060,516
Home Equity ABS – 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	4,455	4,112
Student Loans ABS – 0.8%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $691,900), Series 2005-2A, Class 2B1 FRN (a) (d) 1.610% 9/20/10	680,000	576,300
Newport Waves CDO (Acquired 3/30/07, Cost $1,398,376), Series 2007-1A, Class A3LS FRN (a) (d) 1.209% 6/20/14	1,400,000	379,694
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $400,500), Series 2005-1A, Class B2 FRN (a) (d) 3.209% 9/20/10	400,000	260,476
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $505,625), Series 2005-1A, Class A7 FRN (a) (d) 2.609% 9/20/10	500,000	355,345

The accompanying notes are an integral part of the financial statements.

12

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 1.072% 4/25/14	$2,161,485	$2,161,148
SLM Student Loan Trust, Series 2005-9, Class A3 FRN 1.142% 1/25/19	1,486,976	1,481,400
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 1.263% 10/28/28	802,207	799,700
		6,014,063
WL Collateral CMO – 0.7%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.395% 7/20/36	681,008	496,057
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.521% 8/25/34	363,895	277,886
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.963% 2/25/34	60,530	35,310
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.046% 9/25/33	53,973	27,427
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.669% 8/25/34	96,147	75,415
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.503% 1/19/38	1,190,638	494,598
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.424% 5/25/37	1,480,862	777,869
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.325% 8/25/34	164,962	98,973
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.469% 11/21/34	600,000	459,208
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.564% 8/25/36	444,133	196,101
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 4.606% 7/25/33	12,100	9,329
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.367% 2/25/34	24,277	18,179
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.430% 2/25/34	2,173	1,346
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.494% 6/25/46	2,376,566	979,191
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.504% 4/25/46	1,498,373	559,997
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.639% 3/25/34	118,679	76,020
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	183,115	154,796
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.740% 4/25/44	300,547	115,129
		4,852,831
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.943% 6/25/32	96,091	45,338
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,090,591)		34,817,502
SOVEREIGN DEBT OBLIGATIONS – 0.2%
Brazilian Government International Bond 5.875% 1/15/19	1,041,000	1,056,615
Colombia Government International Bond 7.375% 3/18/19	520,000	553,800
		1,610,415
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,537,093)		1,610,415
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 39.3%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	392,274	421,414
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	286,592	314,487
		735,901
Pass-Through Securities – 39.2%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	109,093	115,025
Pool #G18090 5.500% 12/01/20	3,216,231	3,389,103
Pool #J00900 5.500% 12/01/20	1,240,238	1,306,901
Pool #J00667 5.500% 12/01/20	3,262,919	3,440,340

The accompanying notes are an integral part of the financial statements.

13

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #J00939 5.500% 1/01/21	$2,033,026	$2,142,301
Pool #C01283 5.500% 11/01/31	522,814	542,726
Pool #A69443 5.500% 12/01/37	6,312,886	6,526,685
Pool #E85389 6.000% 9/01/16	162,790	173,508
Pool #G11431 6.000% 2/01/18	101,400	108,122
Pool #E85301 6.500% 9/01/16	233,285	250,875
Pool #E85032 6.500% 9/01/16	51,031	54,768
Pool #E85409 6.500% 9/01/16	206,866	222,218
Pool #C01079 7.500% 10/01/30	12,829	13,971
Pool #C01135 7.500% 2/01/31	48,127	52,409
Pool #554904 9.000% 3/01/17	855	938
Federal National Mortgage Association
Pool #775539 3.769% 5/01/34	807,380	832,051
Pool #725692 3.934% 10/01/33	1,384,881	1,410,685
Pool #888586 4.291% 10/01/34	1,529,376	1,561,651
Pool #255148 5.500% 2/01/14	5,560	5,795
Pool #738739 5.500% 9/01/18	222,739	235,546
Pool #737039 5.500% 10/01/18	379,862	401,704
Pool #738636 5.500% 11/01/18	13,087	13,844
Pool #746427 5.500% 11/01/18	279,854	295,946
Pool #748760 5.500% 11/01/18	220,416	233,090
Pool #750461 5.500% 12/01/18	17,446	18,449
Pool #761018 5.500% 12/01/18	5,964	6,307
Pool #767849 5.500% 1/01/19	7,146	7,555
Pool #779844 5.500% 7/01/19	237,444	250,911
Pool #785936 5.500% 7/01/19	8,427	8,904
Pool #786160 5.500% 7/01/19	150,675	159,292
Pool #786687 5.500% 8/01/19	37,503	39,624
Pool #772702 5.500% 9/01/19	118,759	125,476
Pool #796167 5.500% 9/01/19	219,432	231,981
Pool #800272 5.500% 12/01/19	148,525	156,879
Pool #806069 5.500% 12/01/19	692,522	731,476
Pool #805114 5.500% 1/01/20	629,443	664,849
Pool #255624 5.500% 2/01/20	10,651	11,250
Pool #819237 5.500% 5/01/20	100,364	105,915
Pool #822386 5.500% 5/01/20	626,484	661,136
Pool #824562 5.500% 5/01/20	621,477	655,853
Pool #825671 5.500% 6/01/20	122,554	129,256
Pool #831363 5.500% 2/01/21	110,206	116,233
Pool #847839 5.500% 2/01/21	289,095	304,905
Pool #865590 5.500% 2/01/21	39,048	41,134
Pool #781927 5.500% 2/01/21	470,478	495,619
Pool #788209 5.500% 2/01/21	54,149	57,152
Pool #831431 5.500% 3/01/21	341,111	359,339
Pool #845461 5.500% 3/01/21	563,773	593,899
Pool #865712 5.500% 3/01/21	277,278	292,095
Pool #811550 5.500% 3/01/21	480,423	505,795
Pool #865902 5.500% 3/01/21	461,605	486,849
Pool #867765 5.500% 3/01/21	10,949	11,521
Pool #869247 5.500% 3/01/21	281,570	296,616
Pool #869803 5.500% 3/01/21	605,959	637,582
Pool #870552 5.500% 3/01/21	623,876	657,799
Pool #869938 5.500% 4/01/21	485,899	511,257
Pool #871495 5.500% 4/01/21	348,274	366,449
Pool #879609 5.500% 4/01/21	519,333	547,085
Pool #888468 5.500% 9/01/21	6,053,579	6,377,068
Pool #254548 5.500% 12/01/32	465,472	482,946
Pool #710101 5.500% 5/01/33	480,522	498,560
Pool #985614 5.500% 5/01/33	2,553,246	2,649,092
Pool #555880 5.500% 11/01/33	1,002,251	1,039,874
Pool #756231 5.500% 1/01/34	256,986	266,553
Pool #768890 5.500% 2/01/34	36,965	38,341
Pool #767689 5.500% 3/01/34	85,763	88,955
Pool #770763 5.500% 4/01/34	71,140	73,788
Pool #725727 5.500% 8/01/34	130,427	135,282
Pool #813109 5.500% 2/01/35	230,803	239,323
Pool #815670 5.500% 2/01/35	275,086	285,197
Pool #735480 5.500% 4/01/35	4,610,714	4,780,194
Pool #255706 5.500% 5/01/35	895,409	928,323
Pool #839331 5.500% 10/01/35	4,869,075	5,044,248
Pool #879355 5.500% 2/01/36	1,659,797	1,720,289
Pool #967740 5.500% 7/01/37	9,266,857	9,582,871
Pool #986245 5.500% 7/01/38	4,262,487	4,406,513
Pool #587994 6.000% 6/01/16	39,842	42,368
Pool #253880 6.500% 7/01/16	169,474	181,602
Pool #256392 6.500% 7/01/31	184,354	196,690
Pool #797585 6.500% 6/01/35	419,253	448,486
Pool #357830 6.500% 7/01/35	486,816	520,760
Pool #839259 6.500% 9/01/35	108,278	115,828
Pool #850633 6.500% 1/01/36	241,867	258,580
Pool #866129 6.500% 1/01/36	758,484	810,896
Pool #895819 6.500% 4/01/36	260,396	278,390
Pool #863711 6.500% 5/01/36	346,164	370,084
Pool #880706 6.500% 5/01/36	714,763	762,591
Pool #882301 6.500% 5/01/36	388,455	414,448
Pool #871427 6.500% 6/01/36	764,283	817,096
Pool #870770 6.500% 7/01/36	64,448	68,760

The accompanying notes are an integral part of the financial statements.

14

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #886224 6.500% 7/01/36	$299,932	$320,002
Pool #897100 6.500% 7/01/36	793,612	846,716
Pool #831735 6.500% 8/01/36	420,627	448,773
Pool #892924 6.500% 8/01/36	539,095	575,168
Pool #897206 6.500% 8/01/36	523,334	558,353
Pool #901150 6.500% 8/01/36	338,414	361,058
Pool #831800 6.500% 9/01/36	181,490	193,634
Pool #896539 6.500% 9/01/36	485,691	518,191
Pool #902117 6.500% 9/01/36	272,448	290,678
Pool #878230 6.500% 10/01/36	270,591	288,697
Pool #894228 6.500% 10/01/36	241,169	257,307
Pool #885656 6.500% 10/01/36	605,091	645,580
Pool #902647 6.500% 10/01/36	575,306	613,802
Pool #831944 6.500% 12/01/36	686,533	732,258
Pool #905590 6.500% 12/01/36	370,834	395,532
Pool #871045 6.500% 1/01/37	301,629	321,718
Pool #908718 6.500% 1/01/37	529,490	564,755
Pool #916348 6.500% 4/01/37	206,391	220,137
Pool #917353 6.500% 8/01/37	724,092	772,317
Pool #920673 6.500% 8/01/37	612,568	653,366
Pool #936888 6.500% 8/01/37	193,037	205,893
Pool #888746 6.500% 10/01/37	737,952	787,100
Pool #575667 7.000% 3/01/31	76,490	83,664
Pool #572577 7.000% 4/01/31	12,915	14,126
Pool #497120 7.500% 8/01/29	1,504	1,648
Pool #507053 7.500% 9/01/29	3,415	3,742
Pool #529453 7.500% 1/01/30	13,521	14,813
Pool #531196 7.500% 2/01/30	930	1,018
Pool #532418 7.500% 2/01/30	13,111	14,363
Pool #530299 7.500% 3/01/30	5,911	6,476
Pool #536386 7.500% 4/01/30	763	836
Pool #535996 7.500% 6/01/31	47,113	51,615
Pool #523499 8.000% 11/01/29	8,039	8,895
Pool #252926 8.000% 12/01/29	1,467	1,624
Pool #532819 8.000% 3/01/30	710	787
Pool #537033 8.000% 4/01/30	6,449	7,143
Pool #534703 8.000% 5/01/30	4,540	5,013
Pool #253437 8.000% 9/01/30	1,123	1,243
Pool #253481 8.000% 10/01/30	599	664
Pool #596656 8.000% 8/01/31	6,266	6,899
Pool #599652 8.000% 8/01/31	132,303	146,648
Pool #602008 8.000% 8/01/31	29,804	32,999
Pool #190317 8.000% 8/01/31	22,884	25,338
Pool #597220 8.000% 9/01/31	9,985	11,064
Government National Mortgage Association
Pool #008746 4.125% 11/20/25	17,485	17,961
Pool #080136 4.125% 11/20/27	3,660	3,762
Pool #369261 6.000% 12/15/23	3,693	3,918
Pool #544462 6.000% 4/15/31	2,567	2,711
Pool #650720 6.000% 1/15/36	66,476	69,607
Pool #650734 6.000% 1/15/36	85,561	89,592
Pool #617002 6.000% 2/15/36	93,950	98,288
Pool #649384 6.000% 2/15/36	71,163	74,516
Pool #655396 6.000% 6/15/36	285,670	298,860
Pool #654872 6.000% 7/15/36	50,473	52,803
Pool #609011 6.000% 8/15/36	259,258	271,067
Pool #651881 6.000% 9/15/36	361,461	377,924
Pool #782126 6.000% 11/15/36	110,512	115,856
Pool #657541 6.000% 11/15/36	344,496	360,187
Pool #658182 6.000% 11/15/36	187,565	196,108
Pool #617327 6.000% 12/15/36	143,478	150,013
Pool #536428 6.000% 4/15/37	170,546	178,261
Pool #782145 6.000% 4/15/37	171,306	179,216
Pool #655640 6.000% 5/15/37	61,753	64,527
Pool #662397 6.000% 5/15/37	782,327	817,715
Pool #658499 6.000% 7/15/37	624,471	652,524
Pool #670566 6.000% 7/15/37	20,713	21,644
Pool #670572 6.000% 7/15/37	259,634	271,987
Pool #671453 6.000% 7/15/37	143,525	149,973
Pool #670907 6.000% 7/15/37	415,251	433,905
Pool #671330 6.000% 7/15/37	768,441	802,961
Pool #671325 6.000% 7/15/37	672,936	703,166
Pool #671007 6.000% 8/15/37	2,561,983	2,677,072
Pool #617669 6.000% 8/15/37	372,862	389,612
Pool #662559 6.000% 8/15/37	661,810	695,366
Pool #782197 6.000% 10/15/37	689,959	722,786
Pool #661899 6.000% 10/15/37	263,242	275,067
Pool #676554 6.000% 10/15/37	290,513	303,563
Pool #677527 6.000% 11/15/37	511,689	534,675
Pool #681145 6.000% 12/15/37	274,106	286,419
Pool #680668 6.000% 1/15/38	219,479	229,338
Pool #682324 6.000% 3/15/38	110,428	115,388
Pool #675324 6.000% 4/15/38	150,079	156,820
Pool #691269 6.000% 7/15/38	360,496	376,690
Pool #685484 6.000% 7/15/38	912,278	953,260
Pool #696003 6.000% 7/15/38	6,520,308	6,813,212
Pool #689791 6.000% 8/15/38	385,384	402,697

The accompanying notes are an integral part of the financial statements.

15

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #691304 6.000% 8/15/38	$11,439,934	$11,953,838
Pool #687833 6.000% 8/15/38	250,470	261,722
Pool #696594 6.000% 8/15/38	65,054	67,977
Pool #696493 6.000% 8/15/38	221,386	231,331
Pool #696505 6.000% 8/15/38	203,734	212,886
Pool #673065 6.000% 9/15/38	2,425,185	2,534,129
Pool #696361 6.000% 9/15/38	9,999,049	10,448,225
Pool #699137 6.000% 9/15/38	728,007	760,711
Pool #687914 6.000% 9/15/38	819,951	856,785
Pool #691350 6.000% 9/15/38	593,477	620,137
Pool #691354 6.000% 9/15/38	643,230	672,126
Pool #697183 6.000% 9/15/38	326,583	343,397
Pool #699113 6.000% 9/15/38	653,819	683,190
Pool #699244 6.000% 9/15/38	699,035	730,437
Pool #673220 6.000% 10/15/38	275,885	288,279
Pool #687111 6.000% 10/15/38	353,478	369,357
Pool #694458 6.000% 10/15/38	311,070	325,043
Pool #694499 6.000% 10/15/38	4,845,915	5,063,602
Pool #695613 6.000% 10/15/38	219,999	229,882
Pool #697651 6.000% 10/15/38	440,075	459,844
Pool #411047 6.000% 10/15/38	87,605	91,540
Pool #676057 6.000% 10/15/38	449,711	469,913
Pool #676070 6.000% 10/15/38	561,554	586,780
Pool #688022 6.000% 10/15/38	562,542	587,812
Pool #688023 6.000% 10/15/38	539,820	564,070
Pool #689534 6.000% 10/15/38	776,817	812,199
Pool #691663 6.000% 10/15/38	705,144	736,821
Pool #695671 6.000% 10/15/38	560,526	585,706
Pool #695730 6.000% 10/15/38	55,685	58,186
Pool #698517 6.000% 10/15/38	269,133	281,223
Pool #699509 6.000% 10/15/38	77,434	80,913
Pool #700751 6.000% 10/15/38	526,549	550,202
Pool #700819 6.000% 10/15/38	81,393	85,049
Pool #782475 6.000% 11/15/38	197,175	206,033
Pool #700899 6.000% 11/15/38	12,471,758	13,032,013
Pool #700916 6.000% 11/15/38	1,621,968	1,694,829
Pool #700973 6.000% 11/15/38	7,049,559	7,366,238
Pool #701433 6.000% 11/15/38	4,263,131	4,454,639
Pool #704045 6.000% 11/15/38	14,101,271	14,734,727
Pool #782469 6.000% 11/15/38	466,026	486,961
Pool #654473 6.000% 11/15/38	953,071	995,885
Pool #675646 6.000% 11/15/38	106,220	110,991
Pool #676085 6.000% 11/15/38	757,442	791,467
Pool #694187 6.000% 11/15/38	2,249,480	2,350,531
Pool #695751 6.000% 11/15/38	210,635	220,097
Pool #698536 6.000% 11/15/38	252,635	263,984
Pool #704028 6.000% 11/15/38	679,683	710,216
Pool #697709 6.000% 12/15/38	891,282	931,320
Pool #704119 6.000% 12/15/38	3,516,069	3,674,017
Pool #705366 6.000% 12/15/38	6,711,335	7,012,821
Pool #706484 6.000% 12/15/38	349,408	365,104
Pool #706497 6.000% 12/15/38	2,170,880	2,268,400
Pool #661177 6.000% 12/15/38	83,044	86,774
Pool #704109 6.000% 12/15/38	104,226	108,908
Pool #705347 6.000% 12/15/38	2,451,980	2,562,128
Pool #678095 6.000% 1/15/39	2,872,429	3,001,464
Pool #698036 6.000% 1/15/39	832,190	869,574
Pool #704201 6.000% 1/15/39	71,433	74,642
Pool #701588 6.000% 1/15/39	109,381	114,294
Pool #706474 6.000% 1/15/39	444,018	463,964
Pool #706008 6.000% 1/15/39	4,000,000	4,179,688
Pool #710123 6.000% 2/15/39	299,047	312,481
Pool #692526 6.000% 4/15/39	6,752,497	7,055,832
Pool #711864 6.000% 4/15/39	591,190	617,747
Pool #659654 6.500% 9/15/36	2,148,864	2,289,212
Pool #371146 7.000% 9/15/23	4,339	4,704
Pool #352022 7.000% 11/15/23	44,219	47,925
Pool #374440 7.000% 11/15/23	2,682	2,907
Pool #491089 7.000% 12/15/28	49,864	54,202
Pool #483598 7.000% 1/15/29	17,387	18,899
Pool #480539 7.000% 4/15/29	895	973
Pool #478658 7.000% 5/15/29	13,679	14,869
Pool #488634 7.000% 5/15/29	5,821	6,331
Pool #500928 7.000% 5/15/29	18,616	20,236
Pool #498541 7.000% 6/15/29	14,672	15,939
Pool #509546 7.000% 6/15/29	21,393	23,241
Pool #499410 7.000% 7/15/29	3,972	4,315
Pool #508655 7.000% 7/15/29	547	594
Pool #510083 7.000% 7/15/29	8,639	9,385
Pool #493723 7.000% 8/15/29	33,906	36,834
Pool #507093 7.000% 8/15/29	8,883	9,656
Pool #516706 7.000% 8/15/29	788	856
Pool #505558 7.000% 9/15/29	3,015	3,275
Pool #581417 7.000% 7/15/32	76,685	83,116
Pool #591581 7.000% 8/15/32	38,941	42,206
Pool #316512 7.250% 11/20/21	55,246	60,181
Pool #210946 7.500% 3/15/17	11,312	12,322

The accompanying notes are an integral part of the financial statements.

16

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #203940 7.500% 4/15/17	$38,670	$41,902
Pool #181168 7.500% 5/15/17	16,673	18,157
Pool #193870 7.500% 5/15/17	18,820	20,362
Pool #192796 7.500% 6/15/17	1,791	1,948
Pool #226163 7.500% 7/15/17	20,768	22,627
Pool #385760 7.500% 6/15/24	1,464	1,608
Government National Mortgage Association TBA (g) Pool #20432 6.000% 12/01/36	38,300,000	39,903,813
New Valley Generation IV 4.687% 1/15/22	451,467	423,528
		276,820,514
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $273,150,601)		277,556,415
U.S. TREASURY OBLIGATIONS – 11.2%
U.S. Treasury Bonds & Notes – 11.2%
U.S. Treasury Bond (f) 4.375% 2/15/38	18,325,000	18,522,565
U.S. Treasury Note 1.875% 4/30/14	7,515,000	7,293,366
U.S. Treasury Note (f) 2.500% 3/31/13	17,050,000	17,363,693
U.S. Treasury Note (f) 3.500% 2/15/18	10,885,000	10,941,125
U.S. Treasury Note (f) 4.250% 8/15/15	21,520,000	23,075,156
U.S. Treasury Principal Strip (f) 0.000% 2/15/28	4,180,000	1,796,464
		78,992,369
TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,453,605)		78,992,369
TOTAL BONDS & NOTES (Cost $663,620,746)		659,099,541
TOTAL LONG-TERM INVESTMENTS (Cost $664,070,746)		659,425,941
SHORT-TERM INVESTMENTS – 10.7%
Commercial Paper – 10.7%
BMW US Capital LLC 0.600% 7/01/09	12,047,000	12,047,000
Cadbury Schweppes Finance 0.590% 7/17/09	10,000,000	9,997,378
Ingersoll-Rand Global Holding Co. Ltd. 0.780% 7/13/09	10,000,000	9,997,400
Lincoln National Corp. 1.000% 7/21/09	5,000,000	4,997,222
Oneok, Inc. 0.500% 7/07/09	960,000	959,920
Oneok, Inc. 0.650% 7/10/09	5,190,000	5,189,157
Pacific Gas & Electric 0.650% 7/06/09	4,866,000	4,865,561
Staples, Inc. 0.570% 7/14/09	13,500,000	13,497,221
Tyco International Finance SA 0.500% 7/20/09	10,314,000	10,311,278
Xcel Energy, Inc. 0.550% 7/16/09	3,433,000	3,432,213
TOTAL SHORT-TERM INVESTMENTS (Cost $75,294,350)		75,294,350
TOTAL INVESTMENTS – 104.0% (Cost $739,365,096) (h)		734,720,291
Other Assets/ (Liabilities) – (4.0)%		(28,409,927)
NET ASSETS – 100.0%		$706,310,364

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $30,319,880 or 4.29% of net assets.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Non-income producing security.
(d)	Restricted security. (Note 2).
(e)	Security is currently in default.
(f)	All or a portion of this security is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(g)	A portion of this security is purchased on a when-issued or delayed delivery basis. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 59.3%
COMMON STOCK – 59.3%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	25,200	$127,260
Omnicom Group, Inc.	10,800	341,064
		468,324
Aerospace & Defense – 1.4%
The Boeing Co.	3,700	157,250
General Dynamics Corp.	16,300	902,857
Goodrich Corp.	5,100	254,847
L-3 Communications Holdings, Inc.	6,000	416,280
Lockheed Martin Corp.	16,200	1,306,530
Northrop Grumman Corp.	27,200	1,242,496
Raytheon Co.	28,600	1,270,698
Rockwell Collins, Inc.	1,100	45,903
United Technologies Corp.	34,400	1,787,424
		7,384,285
Agriculture – 1.3%
Altria Group, Inc.	63,800	1,045,682
Archer-Daniels-Midland Co.	47,800	1,279,606
Lorillard, Inc.	5,800	393,066
Philip Morris International, Inc.	90,000	3,925,800
Reynolds American, Inc.	7,100	274,202
		6,918,356
Airlines – 0.0%
Southwest Airlines Co.	9,000	60,570
Apparel – 0.1%
Nike, Inc. Class B	9,000	466,020
VF Corp.	3,800	210,330
		676,350
Auto Manufacturers – 0.1%
Ford Motor Co. (a)	96,400	585,148
Paccar, Inc.	5,200	169,052
		754,200
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	600	6,756
Johnson Controls, Inc.	14,200	308,424
		315,180
Banks – 3.1%
Bank of America Corp.	386,365	5,100,018
The Bank of New York Mellon Corp.	35,518	1,041,033
BB&T Corp.	36,900	811,062
Capital One Financial Corp.	21,233	464,578
Comerica, Inc.	11,200	236,880
Fifth Third Bancorp	23,400	166,140
First Horizon National Corp.	33,265	399,178
KeyCorp	18,200	95,368
M&T Bank Corp.	2,700	137,511
Marshall & Ilsley Corp.	35,200	168,960
Northern Trust Corp.	5,400	289,872
PNC Financial Services Group, Inc.	24,735	959,965
Regions Financial Corp.	64,386	260,119
State Street Corp.	11,300	533,360
SunTrust Banks, Inc.	9,400	154,630
U.S. Bancorp	77,900	1,395,968
Wells Fargo & Co.	193,380	4,691,399
Zions Bancorp	4,600	53,176
		16,959,217
Beverages – 1.1%
Brown-Forman Corp. Class B	7,200	309,456
The Coca-Cola Co.	47,100	2,260,329
Coca-Cola Enterprises, Inc.	34,100	567,765
Constellation Brands, Inc. Class A (a)	6,800	86,224
Dr. Pepper Snapple Group, Inc. (a)	28,300	599,677
Molson Coors Brewing Co. Class B	5,100	215,883
PepsiCo, Inc.	27,200	1,494,912
The Pepsi Bottling Group, Inc.	15,400	521,136
		6,055,382
Biotechnology – 0.8%
Amgen, Inc. (a)	57,500	3,044,050
Biogen Idec, Inc. (a)	14,400	650,160
Celgene Corp. (a)	800	38,272
Genzyme Corp. (a)	2,500	139,175
Life Technologies Corp. (a)	5,077	211,812
Millipore Corp. (a)	2,700	189,567
		4,273,036
Building Materials – 0.1%
Masco Corp.	38,700	370,746
Chemicals – 0.7%
Air Products & Chemicals, Inc.	2,500	161,475
CF Industries Holdings, Inc.	2,500	185,350
The Dow Chemical Co.	46,200	745,668
Du Pont (E.I.) de Nemours & Co.	19,400	497,028
Eastman Chemical Co.	10,000	379,000
Ecolab, Inc.	3,100	120,869
International Flavors & Fragrances, Inc.	3,100	101,432
Monsanto Co.	900	66,906
PPG Industries, Inc.	8,500	373,150
Praxair, Inc.	6,000	426,420
The Sherwin-Williams Co.	6,500	349,375
Sigma-Aldrich Corp.	4,900	242,844
		3,649,517
Coal – 0.1%
CONSOL Energy Inc.	1,500	50,940
Massey Energy Co.	3,200	62,528
Peabody Energy Corp.	10,500	316,680
		430,148
Commercial Services – 0.9%
Apollo Group, Inc. Class A (a)	9,300	661,416
Automatic Data Processing, Inc.	25,600	907,264
Convergys Corp. (a)	56,200	521,536
DeVry, Inc.	3,300	165,132
Donnelley (R.R.) & Sons Co.	8,500	98,770
Equifax, Inc.	10,200	266,220
H&R Block, Inc.	20,800	358,384
Iron Mountain Inc. (a)	5,700	163,875
MasterCard, Inc. Class A	1,100	184,041
McKesson Corp.	8,700	382,800
Moody's Corp.	2,800	73,780
Paychex, Inc.	6,100	153,720
Quanta Services, Inc. (a)	7,500	173,475
Robert Half International, Inc.	6,300	148,806
Total System Services, Inc.	6,000	80,340
Western Union Co.	41,500	680,600
		5,020,159

The accompanying notes are an integral part of the financial statements.

18

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers – 3.6%
Affiliated Computer Services, Inc. Class A (a)	3,800	$168,796
Apple, Inc. (a)	43,300	6,167,219
Cognizant Technology Solutions Corp. Class A (a)	3,500	93,450
Computer Sciences Corp. (a)	14,500	642,350
Dell, Inc. (a)	18,300	251,259
EMC Corp. (a)	82,800	1,084,680
Hewlett-Packard Co.	86,300	3,335,495
International Business Machines Corp.	63,100	6,588,902
Lexmark International, Inc. Class A (a)	17,500	277,375
NetApp, Inc. (a)	20,000	394,400
SanDisk Corp. (a)	14,700	215,943
Sun Microsystems, Inc. (a)	22,500	207,450
Teradata Corp. (a)	19,500	456,885
		19,884,204
Cosmetics & Personal Care – 1.3%
Avon Products, Inc.	8,600	221,708
Colgate-Palmolive Co.	9,400	664,956
The Estee Lauder Cos., Inc. Class A	2,500	81,675
The Procter & Gamble Co.	121,193	6,192,962
		7,161,301
Distribution & Wholesale – 0.1%
Fastenal Co.	1,600	53,072
Genuine Parts Co.	6,100	204,716
W.W. Grainger, Inc.	2,400	196,512
		454,300
Diversified Financial – 2.8%
American Express Co.	49,000	1,138,760
Ameriprise Financial, Inc.	19,480	472,780
The Charles Schwab Corp.	23,400	410,436
CIT Group, Inc.	211,100	453,865
Citigroup, Inc.	266,600	791,802
CME Group, Inc.	1,700	528,887
Discover Financial Services	22,450	230,562
E*TRADE Financial Corp. (a)	21,800	27,904
Federated Investors, Inc. Class B	12,500	301,125
Franklin Resources, Inc.	3,700	266,437
The Goldman Sachs Group, Inc.	20,500	3,022,520
IntercontinentalExchange, Inc. (a)	900	102,816
Invesco Ltd.	10,100	179,982
JP Morgan Chase & Co.	141,759	4,835,399
Legg Mason, Inc.	5,700	138,966
Morgan Stanley	56,800	1,619,368
The NASDAQ OMX Group, Inc. (a)	6,800	144,908
NYSE Euronext	5,300	144,425
SLM Corp. (a)	16,900	173,563
T. Rowe Price Group, Inc.	3,900	162,513
		15,147,018
Electric – 2.1%
The AES Corp. (a)	18,800	218,268
Allegheny Energy, Inc.	5,700	146,205
Ameren Corp.	6,300	156,807
American Electric Power Co., Inc.	16,400	473,796
CenterPoint Energy, Inc.	7,200	79,776
CMS Energy Corp.	16,800	202,944
Consolidated Edison, Inc.	12,100	452,782
Constellation Energy Group, Inc.	10,600	281,748
Dominion Resources, Inc.	10,600	354,252
DTE Energy Co.	9,600	307,200
Duke Energy Corp.	56,732	827,720
Dynegy, Inc. Class A (a)	20,500	46,535
Edison International	9,700	305,162
Entergy Corp.	2,400	186,048
Exelon Corp.	19,200	983,232
FirstEnergy Corp.	10,000	387,500
FPL Group, Inc.	15,500	881,330
Integrys Energy Group, Inc.	3,600	107,964
Northeast Utilities	6,800	151,708
Pepco Holdings, Inc.	8,700	116,928
PG&E Corp.	18,100	695,764
Pinnacle West Capital Corp.	3,800	114,570
PPL Corp.	18,300	603,168
Progress Energy, Inc.	12,800	484,224
Public Service Enterprise Group, Inc.	30,700	1,001,741
SCANA Corp.	7,100	230,537
The Southern Co.	21,000	654,360
TECO Energy, Inc.	8,100	96,633
Wisconsin Energy Corp.	4,700	191,337
Xcel Energy, Inc.	25,600	471,296
		11,211,535
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	32,900	1,065,960
Molex, Inc.	20,400	317,220
		1,383,180
Electronics – 0.2%
Agilent Technologies, Inc. (a)	11,300	229,503
Amphenol Corp. Class A	5,300	167,692
FLIR Systems, Inc. (a)	3,700	83,472
Jabil Circuit, Inc.	8,600	63,812
PerkinElmer, Inc.	17,600	306,240
Tyco Electronics Ltd.	18,400	342,056
Waters Corp. (a)	1,200	61,764
		1,254,539
Engineering & Construction – 0.1%
Fluor Corp.	4,900	251,321
Jacobs Engineering Group, Inc. (a)	2,200	92,598
		343,919
Entertainment – 0.0%
International Game Technology	1,800	28,620
Environmental Controls – 0.3%
Republic Services, Inc.	29,695	724,855
Stericycle, Inc. (a)	1,500	77,295
Waste Management, Inc.	38,000	1,070,080
		1,872,230
Foods – 1.4%
Campbell Soup Co.	5,100	150,042
ConAgra Foods, Inc.	28,300	539,398
Dean Foods Co. (a)	33,100	635,189
General Mills, Inc.	12,700	711,454
H.J. Heinz Co.	6,800	242,760
The Hershey Co.	4,700	169,200
Hormel Foods Corp.	20,700	714,978
The J.M. Smucker Co.	4,100	199,506
Kellogg Co.	7,000	325,990
Kraft Foods, Inc. Class A	59,000	1,495,060
The Kroger Co.	21,400	471,870
McCormick & Co., Inc.	1,500	48,795
Safeway, Inc.	9,400	191,478
Sara Lee Corp.	24,900	243,024
SUPERVALU Inc.	14,500	187,775
Sysco Corp.	26,100	586,728
Tyson Foods, Inc. Class A	23,700	298,857

The accompanying notes are an integral part of the financial statements.

19

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whole Foods Market, Inc.	11,400	$216,372
		7,428,476
Forest Products & Paper – 0.1%
International Paper Co.	13,800	208,794
MeadWestvaco Corp.	8,900	146,049
Plum Creek Timber Co., Inc.	9,900	294,822
Weyerhaeuser Co.	4,100	124,763
		774,428
Gas – 0.2%
Nicor, Inc.	1,700	58,854
NiSource, Inc.	11,200	130,592
Sempra Energy	19,300	957,859
		1,147,305
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	1,200	34,392
Snap-on, Inc.	2,300	66,102
The Stanley Works	6,400	216,576
		317,070
Health Care — Products – 1.9%
Baxter International Inc.	17,300	916,208
Becton, Dickinson & Co.	7,000	499,170
Boston Scientific Corp. (a)	23,200	235,248
C.R. Bard, Inc.	4,100	305,245
Intuitive Surgical, Inc. (a)	300	49,098
Johnson & Johnson	120,600	6,850,080
Medtronic, Inc.	32,500	1,133,925
St. Jude Medical, Inc. (a)	1,100	45,210
Stryker Corp.	6,700	266,258
Varian Medical Systems, Inc. (a)	2,500	87,850
Zimmer Holdings, Inc. (a)	6,100	259,860
		10,648,152
Health Care — Services – 1.0%
Aetna, Inc.	13,900	348,195
CIGNA Corp.	6,300	151,767
Coventry Health Care, Inc. (a)	6,000	112,260
DaVita, Inc. (a)	2,700	133,542
Humana, Inc. (a)	11,400	367,764
Laboratory Corp. of America Holdings (a)	2,900	196,591
Quest Diagnostics, Inc.	6,100	344,223
Tenet Healthcare Corp. (a)	16,800	47,376
Thermo Fisher Scientific, Inc. (a)	13,700	558,549
UnitedHealth Group, Inc.	78,600	1,963,428
WellPoint, Inc. (a)	20,500	1,043,245
		5,266,940
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	900	18,981
Home Builders – 0.2%
Centex Corp.	19,600	165,816
D.R. Horton, Inc.	29,400	275,184
KB Home	17,800	243,504
Lennar Corp.	7,700	74,613
Pulte Homes, Inc.	12,600	111,258
		870,375
Home Furnishing – 0.0%
Harman International Industries, Inc.	2,400	45,120
Whirlpool Corp.	3,000	127,680
		172,800
Household Products – 0.3%
Avery Dennison Corp.	20,700	531,576
The Clorox Co.	5,500	307,065
Fortune Brands, Inc.	3,300	114,642
Kimberly-Clark Corp.	16,800	880,824
		1,834,107
Housewares – 0.1%
Newell Rubbermaid, Inc.	32,900	342,489
Insurance – 1.6%
Aflac, Inc.	19,400	603,146
Allstate Corp.	17,800	434,320
American International Group, Inc.	900	1,044
Aon Corp.	9,200	348,404
Assurant, Inc.	1,600	38,544
Chubb Corp.	18,500	737,780
Cincinnati Financial Corp.	16,000	357,600
Genworth Financial, Inc. Class A (a)	13,600	95,064
The Hartford Financial Services Group, Inc.	7,800	92,586
Lincoln National Corp.	10,487	180,481
Loews Corp.	17,300	474,020
Marsh & McLennan Cos., Inc.	13,300	267,729
MBIA, Inc. (a)	148,800	644,304
MetLife, Inc.	20,100	603,201
Principal Financial Group, Inc.	13,000	244,920
The Progressive Corp. (a)	32,300	488,053
Prudential Financial, Inc.	24,100	897,002
Torchmark Corp.	3,900	144,456
The Travelers Cos., Inc.	36,535	1,499,397
Unum Group	35,200	558,272
XL Capital Ltd. Class A	6,900	79,074
		8,789,397
Internet – 1.0%
Akamai Technologies, Inc. (a)	5,700	109,326
Amazon.com, Inc. (a)	11,500	962,090
eBay, Inc. (a)	38,700	662,931
Expedia, Inc. (a)	8,000	120,880
Google, Inc. Class A (a)	5,500	2,318,745
McAfee, Inc. (a)	12,100	510,499
Symantec Corp. (a)	29,600	460,576
VeriSign, Inc. (a)	3,600	66,528
Yahoo!, Inc. (a)	29,500	461,970
		5,673,545
Iron & Steel – 0.3%
AK Steel Holding Corp.	2,200	42,218
Allegheny Technologies, Inc.	22,500	785,925
Nucor Corp.	9,100	404,313
United States Steel Corp.	10,500	375,270
		1,607,726
Leisure Time – 0.0%
Carnival Corp.	4,000	103,080
Harley-Davidson, Inc.	3,600	58,356
		161,436
Lodging – 0.1%
Marriott International, Inc. Class A	7,728	170,566
Starwood Hotels & Resorts Worldwide, Inc.	3,400	75,480
Wyndham Worldwide Corp.	4,300	52,116
Wynn Resorts Ltd. (a)	2,400	84,720
		382,882
Machinery — Construction & Mining – 0.0%
Caterpillar, Inc.	2,300	75,992
Ingersoll-Rand PLC	4,700	98,230
		174,222
Machinery — Diversified – 0.2%
Cummins, Inc.	1,400	49,294
Deere & Co.	1,600	63,920

The accompanying notes are an integral part of the financial statements.

20

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Eaton Corp.	6,900	$307,809
Flowserve Corp.	2,300	160,563
The Manitowoc Co., Inc.	19,900	104,674
Rockwell Automation, Inc.	10,100	324,412
		1,010,672
Manufacturing – 2.2%
3M Co.	22,900	1,376,290
Cooper Industries Ltd. Class A	25,400	788,670
Danaher Corp.	8,500	524,790
Dover Corp.	8,400	277,956
Eastman Kodak Co.	7,800	23,088
General Electric Co.	533,300	6,250,276
Honeywell International, Inc.	30,300	951,420
Illinois Tool Works, Inc.	16,600	619,844
ITT Corp.	7,700	342,650
Leggett & Platt, Inc.	20,200	307,646
Pall Corp.	4,400	116,864
Parker Hannifin Corp.	6,850	294,276
Textron, Inc.	4,400	42,504
		11,916,274
Media – 1.9%
CBS Corp. Class B	8,500	58,820
Comcast Corp. Class A	139,900	2,027,151
The DIRECTV Group, Inc. (a)	18,000	444,780
Gannett Co., Inc.	147,900	528,003
The McGraw-Hill Cos., Inc.	15,000	451,650
Meredith Corp.	32,300	825,265
New York Times Co. Class A	4,700	25,897
News Corp. Class A	78,500	715,135
Scripps Networks Interactive Class A	3,600	100,188
Time Warner Cable, Inc.	7,646	242,149
Time Warner, Inc.	92,433	2,328,387
Viacom, Inc. Class B (a)	33,300	755,910
The Walt Disney Co.	78,100	1,822,073
Washington Post Co. Class B	200	70,436
		10,395,844
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	1,700	124,151
Mining – 0.2%
Alcoa, Inc.	20,800	214,864
Freeport-McMoRan Copper & Gold, Inc.	7,493	375,474
Newmont Mining Corp.	7,000	286,090
Titanium Metals Corp.	20,400	187,476
Vulcan Materials Co.	6,800	293,080
		1,356,984
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	8,700	190,791
Xerox Corp.	38,300	248,184
		438,975
Oil & Gas – 6.1%
Anadarko Petroleum Corp.	10,300	467,517
Apache Corp.	15,500	1,118,325
Cabot Oil & Gas Corp.	1,000	30,640
Chesapeake Energy Corp.	7,800	154,674
Chevron Corp.	70,369	4,661,946
ConocoPhillips	64,658	2,719,516
Denbury Resources, Inc. (a)	2,000	29,460
Devon Energy Corp.	10,200	555,900
Diamond Offshore Drilling, Inc.	3,000	249,150
ENSCO International, Inc.	10,400	362,648
EOG Resources, Inc.	1,600	108,672
EQT Corp.	3,500	122,185
Exxon Mobil Corp.	209,900	14,674,109
Hess Corp.	6,800	365,500
Marathon Oil Corp.	21,800	656,834
Murphy Oil Corp.	12,100	657,272
Nabors Industries Ltd. (a)	44,600	694,868
Noble Energy, Inc.	2,400	141,528
Occidental Petroleum Corp.	32,900	2,165,149
Pioneer Natural Resources Co.	1,500	38,250
Questar Corp.	6,300	195,678
Range Resources Corp.	100	4,141
Rowan Cos., Inc.	35,100	678,132
Sunoco, Inc.	2,500	58,000
Tesoro Corp.	78,300	996,759
Valero Energy Corp.	17,300	292,197
XTO Energy, Inc.	23,500	896,290
		33,095,340
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	6,800	247,792
BJ Services Co.	37,900	516,577
Cameron International Corp. (a)	5,600	158,480
Halliburton Co.	21,500	445,050
National Oilwell Varco, Inc. (a)	27,300	891,618
Schlumberger Ltd.	12,700	687,197
Smith International, Inc.	3,700	95,275
		3,041,989
Packaging & Containers – 0.5%
Ball Corp.	2,500	112,900
Bemis Co., Inc.	31,700	798,840
Owens-IIlinois, Inc. (a)	4,800	134,448
Pactiv Corp. (a)	26,700	579,390
Sealed Air Corp.	48,500	894,825
		2,520,403
Pharmaceuticals – 4.5%
Abbott Laboratories	48,300	2,272,032
Allergan, Inc.	6,700	318,786
AmerisourceBergen Corp.	26,400	468,336
Bristol-Myers Squibb Co.	91,000	1,848,210
Cardinal Health, Inc.	11,400	348,270
Cephalon, Inc. (a)	1,300	73,645
DENTSPLY International, Inc.	3,400	103,768
Eli Lilly & Co.	65,800	2,279,312
Express Scripts, Inc. (a)	6,300	433,125
Forest Laboratories, Inc. (a)	30,200	758,322
Gilead Sciences, Inc. (a)	15,700	735,388
Hospira, Inc. (a)	5,300	204,156
King Pharmaceuticals, Inc. (a)	34,000	327,420
Medco Health Solutions, Inc. (a)	22,400	1,021,664
Merck & Co., Inc.	50,800	1,420,368
Mylan, Inc. (a)	37,400	488,070
Patterson Cos., Inc. (a)	3,700	80,290
Pfizer, Inc.	394,600	5,919,000
Schering-Plough Corp.	76,600	1,924,192
Watson Pharmaceuticals, Inc. (a)	17,800	599,682
Wyeth	65,500	2,973,045
		24,597,081
Pipelines – 0.1%
El Paso Corp.	12,000	110,760
Spectra Energy Corp.	26,900	455,148
The Williams Cos., Inc.	13,300	207,613
		773,521
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	8,700	81,432

The accompanying notes are an integral part of the financial statements.

21

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) – 0.5%
Apartment Investment & Management Co. Class A	3,905	$34,559
AvalonBay Communities, Inc.	5,297	296,314
Boston Properties, Inc.	5,200	248,040
Equity Residential	11,100	246,753
HCP, Inc.	9,800	207,662
Health Care, Inc.	2,200	75,020
Host Hotels & Resorts, Inc.	25,800	216,462
Kimco Realty Corp.	2,500	25,125
ProLogis	59,300	477,958
Public Storage	3,400	222,632
Simon Property Group, Inc.	4,402	226,412
Ventas, Inc.	2,500	74,650
Vornado Realty Trust	6,110	275,134
		2,626,721
Retail – 4.1%
Abercrombie & Fitch Co. Class A	3,600	91,404
AutoNation, Inc. (a)	39,000	676,650
AutoZone, Inc. (a)	3,000	453,330
Bed Bath & Beyond, Inc. (a)	10,400	319,800
Best Buy Co., Inc.	16,950	567,655
Big Lots, Inc. (a)	21,300	447,939
Coach, Inc.	14,900	400,512
Costco Wholesale Corp.	10,100	461,570
CVS Caremark Corp.	32,300	1,029,401
Darden Restaurants, Inc.	5,300	174,794
Family Dollar Stores, Inc.	5,300	149,990
GameStop Corp. Class A (a)	4,300	94,643
The Gap, Inc.	46,100	756,040
The Home Depot, Inc.	87,000	2,055,810
J.C. Penney Co., Inc.	13,400	384,714
Kohl's Corp. (a)	12,100	517,275
Limited Brands, Inc.	74,000	885,780
Lowe's Cos., Inc.	66,000	1,281,060
Macy's, Inc.	19,000	223,440
McDonald's Corp.	25,200	1,448,748
Nordstrom, Inc.	7,800	155,142
O'Reilly Automotive, Inc. (a)	2,100	79,968
Office Depot, Inc. (a)	74,000	337,440
Polo Ralph Lauren Corp.	11,800	631,772
RadioShack Corp.	65,300	911,588
Sears Holdings Corp. (a)	7,400	492,248
Staples, Inc.	18,700	377,179
Starbucks Corp. (a)	10,800	150,012
Target Corp.	27,400	1,081,478
Tiffany & Co.	6,600	167,376
The TJX Cos., Inc.	13,700	431,002
Wal-Mart Stores, Inc.	72,800	3,526,432
Walgreen Co.	31,700	931,980
Yum! Brands, Inc.	13,300	443,422
		22,137,594
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	16,200	215,298
People's United Financial, Inc.	11,500	172,960
		388,258
Semiconductors – 1.7%
Advanced Micro Devices, Inc. (a)	24,600	95,202
Altera Corp.	3,500	56,980
Analog Devices, Inc.	7,300	180,894
Applied Materials, Inc.	2,900	31,813
Broadcom Corp. Class A (a)	17,950	444,981
Intel Corp.	175,700	2,907,835
KLA-Tencor Corp.	15,500	391,375
Linear Technology Corp.	9,000	210,150
LSI Corp. (a)	11,900	54,264
MEMC Electronic Materials, Inc. (a)	4,300	76,583
Microchip Technology, Inc.	2,400	54,120
Micron Technology, Inc. (a)	29,200	147,752
National Semiconductor Corp.	29,500	370,225
Novellus Systems, Inc. (a)	70,500	1,177,350
Nvidia Corp. (a)	19,800	223,542
QLogic Corp. (a)	49,800	631,464
Teradyne, Inc. (a)	6,800	46,648
Texas Instruments, Inc.	77,400	1,648,620
Xilinx, Inc.	13,600	278,256
		9,028,054
Software – 2.5%
Adobe Systems, Inc. (a)	21,500	608,450
Autodesk, Inc. (a)	15,100	286,598
BMC Software, Inc. (a)	11,100	375,069
CA, Inc.	15,953	278,061
Citrix Systems, Inc. (a)	7,400	235,986
Compuware Corp. (a)	75,800	519,988
Dun & Bradstreet Corp.	3,710	301,289
Electronic Arts, Inc. (a)	400	8,688
Fidelity National Information Services, Inc.	41,700	832,332
Fiserv, Inc. (a)	10,100	461,570
IMS Health, Inc.	13,500	171,450
Intuit Inc. (a)	12,800	360,448
Microsoft Corp.	215,700	5,127,189
Novell, Inc. (a)	56,400	255,492
Oracle Corp.	166,996	3,577,054
Salesforce.com, Inc. (a)	4,400	167,948
		13,567,612
Telecommunications – 4.0%
American Tower Corp. Class A (a)	900	28,377
AT&T, Inc.	227,566	5,652,739
CenturyTel, Inc.	21,100	647,770
Ciena Corp. (a)	3,600	37,260
Cisco Systems, Inc. (a)	286,200	5,334,768
Corning, Inc.	27,900	448,074
Frontier Communications Corp.	26,300	187,782
Harris Corp.	19,800	561,528
JDS Uniphase Corp. (a)	8,700	49,764
Juniper Networks, Inc. (a)	23,800	561,680
MetroPCS Communications, Inc. (a)	13,500	179,685
Motorola, Inc.	112,000	742,560
Qualcomm, Inc.	51,900	2,345,880
Qwest Communications International Inc.	115,400	478,910
Sprint Nextel Corp. (a)	173,300	833,573
Tellabs, Inc. (a)	48,800	279,624
Verizon Communications, Inc.	109,868	3,376,244
Windstream Corp.	16,900	141,284
		21,887,502
Textiles – 0.0%
Cintas Corp.	7,200	164,448
Toys, Games & Hobbies – 0.0%
Hasbro, Inc.	3,000	72,720
Mattel, Inc.	8,500	136,425
		209,145
Transportation – 1.1%
Burlington Northern Santa Fe Corp.	3,100	227,974
C.H. Robinson Worldwide, Inc.	10,000	521,500

The accompanying notes are an integral part of the financial statements.

22

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CSX Corp.	22,700	$786,101
Expeditors International of Washington, Inc.	11,400	380,076
FedEx Corp.	8,400	467,208
Norfolk Southern Corp.	7,800	293,826
Ryder System, Inc.	1,800	50,256
Union Pacific Corp.	14,600	760,076
United Parcel Service, Inc. Class B	52,800	2,639,472
		6,126,489
TOTAL COMMON STOCK (Cost $269,996,152)		323,175,136
TOTAL EQUITIES (Cost $269,996,152)		323,175,136
	Principal Amount
BONDS & NOTES – 36.5%
CORPORATE DEBT – 14.4%
Advertising – 0.0%
Interpublic Group Cos. (b) 10.000% 7/15/17	$75,000	75,563
Aerospace & Defense – 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	260,710
Goodrich Corp. 6.125% 3/01/19	110,000	110,425
		371,135
Agriculture – 0.1%
Cargill, Inc. (b) 5.200% 1/22/13	650,000	657,686
Airlines – 0.0%
US Airways, Inc. Class B (c) (d) 1.000% 4/15/49	1,000,000	10
Apparel – 0.0%
Kellwood Co. 7.875% 7/15/09	165,000	33,000
Banks – 0.9%
Bank of America Corp. 2.100% 4/30/12	500,000	500,762
Bank of America Corp. 4.250% 10/01/10	800,000	802,544
Bank of America Corp. Series L 5.650% 5/01/18	1,240,000	1,095,702
Barclays Bank PLC 6.750% 5/22/19	240,000	238,025
Capital One Financial Corp. 7.375% 5/23/14	170,000	175,301
Credit Suisse New York 5.500% 5/01/14	125,000	129,867
HSBC Finance Corp. 6.375% 10/15/11	965,000	986,758
HSBC Holdings PLC 6.500% 9/15/37	325,000	314,377
Wachovia Bank NA 6.600% 1/15/38	300,000	292,445
Wachovia Corp. 5.300% 10/15/11	325,000	338,682
Wachovia Corp. 5.750% 6/15/17	345,000	340,363
		5,214,826
Beverages – 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	300,000	288,231
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	145,000	128,731
The Coca-Cola Co. 5.350% 11/15/17	275,000	293,685
Diageo Finance BV 3.875% 4/01/11	325,000	332,977
Foster's Finance Corp. (b) 6.875% 6/15/11	835,000	858,833
		1,902,457
Building Materials – 0.2%
American Standard, Inc. 7.625% 2/15/10	700,000	711,917
CRH America, Inc. 8.125% 7/15/18	420,000	404,337
Owens Corning, Inc. 9.000% 6/15/19	55,000	53,348
		1,169,602
Chemicals – 0.3%
Ashland, Inc. (b) 9.125% 6/01/17	40,000	41,600
Cytec Industries, Inc. 5.500% 10/01/10	335,000	341,312
Cytec Industries, Inc. 8.950% 7/01/17	75,000	74,792
The Dow Chemical Co. 7.600% 5/15/14	35,000	36,050
The Dow Chemical Co. 8.550% 5/15/19	250,000	250,445
The Dow Chemical Co. 9.400% 5/15/39	125,000	128,672
Ecolab, Inc. 4.875% 2/15/15	750,000	741,413
EI Du Pont de Nemours & Co. 6.000% 7/15/18	140,000	150,910
Valspar Corp. 7.250% 6/15/19	125,000	125,874
		1,891,068
Commercial Services – 0.2%
Deluxe Corp. 7.375% 6/01/15	95,000	76,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	400,000	400,547
Equifax, Inc. 7.000% 7/01/37	275,000	266,485
ERAC USA Finance Co. (b) 6.700% 6/01/34	320,000	240,084
ERAC USA Finance Co. (b) 7.000% 10/15/37	350,000	278,350
		1,261,466
Computers – 0.1%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	310,000	338,411
EMC Corp. 1.750% 12/01/13	250,000	255,000
		593,411
Diversified Financial – 3.1%
American Express Co. 6.150% 8/28/17	230,000	212,126
American Express Co. 7.250% 5/20/14	120,000	124,132
American Express Co. 8.125% 5/20/19	510,000	529,242
American Express Credit Corp. 7.300% 8/20/13	690,000	717,399
American General Finance Corp. 5.900% 9/15/12	980,000	584,916

The accompanying notes are an integral part of the financial statements.

23

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American General Finance Corp. 6.500% 9/15/17	$225,000	$119,806
American General Finance Corp. 6.900% 12/15/17	225,000	121,833
The Bear Stearns Cos., Inc. 7.250% 2/01/18	550,000	579,694
BlackRock, Inc. 6.250% 9/15/17	225,000	227,460
Boeing Capital Corp. Ltd. 6.500% 2/15/12	440,000	482,812
CIT Group, Inc. 5.125% 9/30/14	260,000	153,252
CIT Group, Inc. 7.625% 11/30/12	365,000	249,932
Citigroup, Inc. 5.500% 2/15/17	500,000	407,410
Citigroup, Inc. 6.500% 8/19/13	420,000	407,979
Eaton Vance Corp. 6.500% 10/02/17	620,000	586,650
Federal National Mortgage Association 5.625% 7/15/37	2,075,000	2,156,018
GATX Financial Corp. 5.125% 4/15/10	1,000,000	999,549
General Electric Capital Corp. 5.375% 10/20/16	475,000	465,025
General Electric Capital Corp. 5.900% 5/13/14	300,000	306,198
The Goldman Sachs Group, Inc. 5.150% 1/15/14	775,000	777,836
The Goldman Sachs Group, Inc. 5.625% 1/15/17	780,000	741,322
The Goldman Sachs Group, Inc. 6.125% 2/15/33	275,000	256,663
The Goldman Sachs Group, Inc. 6.750% 10/01/37	210,000	186,689
HSBC Finance Corp. 5.900% 6/19/12	40,000	40,285
JP Morgan Chase & Co. FRN 0.859% 6/15/12	750,000	758,410
JP Morgan Chase & Co. 2.625% 12/01/10	750,000	768,195
Lazard Group LLC 6.850% 6/15/17	360,000	330,717
Lazard Group LLC 7.125% 5/15/15	430,000	395,059
Lehman Brothers Holdings, Inc. (c) 6.200% 9/26/14	715,000	105,463
Lehman Brothers Holdings, Inc. (c) 6.875% 7/17/37	500,000	50
Lehman Brothers Holdings, Inc. (c) 7.000% 9/27/27	95,000	14,013
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	950,000	924,632
Morgan Stanley FRN 1.236% 2/10/12	1,000,000	1,011,033
Morgan Stanley 5.450% 1/09/17	265,000	247,452
SLM Corp. 5.000% 10/01/13	230,000	186,037
Textron Financial Corp. 5.125% 11/01/10	580,000	540,900
		16,716,189
Electric – 1.1%
Allegheny Energy Supply (b) 8.250% 4/15/12	275,000	286,135
Ameren Corp. 8.875% 5/15/14	345,000	356,088
Consumers Energy Co. 4.400% 8/15/09	250,000	250,468
Entergy Gulf States, Inc. 5.250% 8/01/15	210,000	200,389
Kansas Gas & Electric Co. 5.647% 3/29/21	290,122	276,465
MidAmerican Funding LLC 6.750% 3/01/11	145,000	154,853
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	344,342	340,898
Monongahela Power 6.700% 6/15/14	400,000	415,119
Nevada Power Co. Series L 5.875% 1/15/15	450,000	460,992
Nevada Power Co. Series N 6.650% 4/01/36	135,000	137,310
NRG Energy, Inc. 8.500% 6/15/19	175,000	169,531
Oncor Electric Delivery Co. (b) 7.500% 9/01/38	270,000	304,566
Oncor Electric Delivery Co. (b) 6.800% 9/01/18	205,000	219,065
PPL Energy Supply LLC 6.300% 7/15/13	350,000	366,943
Tenaska Oklahoma (b) 6.528% 12/30/14	391,249	395,936
TransAlta Corp. (e) 5.750% 12/15/13	1,000,000	988,117
Tri-State Generation & Transmission Association (b) 6.040% 1/31/18	327,712	331,360
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	217,439
		5,871,674
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	510,000	420,750
Entertainment – 0.0%
International Game Technology 7.500% 6/15/19	115,000	116,033
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	425,000	428,188
Foods – 0.1%
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	213,774
The Kroger Co. 7.500% 1/15/14	150,000	167,845
Sara Lee Corp. 3.875% 6/15/13	140,000	137,169
		518,788
Forest Products & Paper – 0.1%
International Paper Co. 9.375% 5/15/19	295,000	300,711
Rock-Tenn Co. 5.625% 3/15/13	105,000	94,369
Rock-Tenn Co. 8.200% 8/15/11	390,000	394,875

The accompanying notes are an integral part of the financial statements.

24

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verso Paper Holdings LLC (b) 11.500% 7/01/14	$35,000	$32,025
		821,980
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	400,000	384,648
Southwest Gas Corp. 8.375% 2/15/11	205,000	216,089
		600,737
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	310,000	306,431
Health Care — Products – 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	185,000	193,818
Beckman Coulter, Inc. 7.000% 6/01/19	150,000	158,535
Covidien International Finance SA 6.550% 10/15/37	300,000	332,266
Medtronic, Inc. 1.625% 4/15/13	200,000	184,250
		868,869
Health Care — Services – 0.2%
HCA, Inc. (b) 8.500% 4/15/19	350,000	343,000
Roche Holdings, Inc. (b) 5.000% 3/01/14	280,000	292,854
Roche Holdings, Inc. (b) 6.000% 3/01/19	385,000	410,518
		1,046,372
Holding Company — Diversified – 0.2%
Leucadia National Corp. (e) 7.750% 8/15/13	1,150,000	1,095,375
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	250,000	251,250
D.R. Horton, Inc. 4.875% 1/15/10	80,000	80,000
		331,250
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	91,000	91,287
Toro Co. 7.800% 6/15/27	165,000	128,664
Whirlpool Corp. 8.600% 5/01/14	90,000	94,050
		314,001
Insurance – 0.5%
Aflac, Inc. 8.500% 5/15/19	410,000	438,099
The Allstate Corp. 7.450% 5/16/19	360,000	389,470
American Financial Group 9.875% 6/15/19	455,000	455,145
Lincoln National Corp. 6.300% 10/09/37	220,000	158,422
Lincoln National Corp. 8.750% 7/01/19	250,000	252,118
MetLife, Inc. Series A 6.817% 8/15/18	360,000	362,559
Principal Financial Group, Inc. 8.875% 5/15/19	520,000	545,904
		2,601,717
Investment Companies – 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	195,000	174,751
Iron & Steel – 0.3%
Allegheny Technologies, Inc. 9.375% 6/01/19	325,000	344,405
ArcelorMittal 9.000% 2/15/15	805,000	848,802
ArcelorMittal 9.850% 6/01/19	490,000	528,814
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	198,703
		1,920,724
Lodging – 0.2%
Marriott International, Inc. 6.200% 6/15/16	775,000	723,852
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	150,000	139,500
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	45,000	41,400
		904,752
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	550,000	558,937
Roper Industries, Inc. 6.625% 8/15/13	420,000	419,441
		978,378
Manufacturing – 0.3%
Bombardier, Inc. (b) 6.750% 5/01/12	245,000	230,300
Illinois Tool Works, Inc. (b) 5.150% 4/01/14	290,000	304,751
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	405,000	405,096
ITT Corp. 4.900% 5/01/14	200,000	198,632
ITT Corp. 6.125% 5/01/19	200,000	205,548
Tyco Electronics Group SA 6.000% 10/01/12	225,000	220,955
Tyco Electronics Group SA 6.550% 10/01/17	200,000	181,585
Tyco Electronics Group SA 7.125% 10/01/37	225,000	182,311
		1,929,178
Media – 0.9%
CBS Corp. 6.625% 5/15/11	480,000	485,892
CBS Corp. 7.875% 7/30/30	210,000	167,241
Cox Communications, Inc. 6.750% 3/15/11	700,000	738,371
Echostar DBS Corp. 7.125% 2/01/16	425,000	396,313
Rogers Communications, Inc. 5.500% 3/15/14	200,000	207,436
Rogers Communications, Inc. 7.500% 8/15/38	90,000	99,619
Scholastic Corp. 5.000% 4/15/13	305,000	248,575
Shaw Communications, Inc. 8.250% 4/11/10	395,000	405,863
Thomson Corp. 5.700% 10/01/14	650,000	659,973

The accompanying notes are an integral part of the financial statements.

25

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 6.750% 6/15/39	$360,000	$350,385
Time Warner Cable, Inc. 7.500% 4/01/14	270,000	297,431
Time Warner Cable, Inc. 8.250% 4/01/19	245,000	277,981
Time Warner Cable, Inc. 8.750% 2/14/19	255,000	297,060
Viacom, Inc. 6.250% 4/30/16	195,000	192,106
		4,824,246
Metal Fabricate & Hardware – 0.1%
Timken Co. 5.750% 2/15/10	475,000	475,135
Mining – 0.3%
Codelco, Inc. (b) 6.150% 10/24/36	280,000	274,063
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	330,000	332,068
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	283,434
Teck Resources Ltd. (b) 9.750% 5/15/14	50,000	51,750
Teck Resources Ltd. (b) 10.250% 5/15/16	75,000	78,563
Teck Resources Ltd. (b) 10.750% 5/15/19	50,000	53,750
Vale Overseas Ltd. 6.250% 1/23/17	305,000	307,521
Vale Overseas Ltd. 6.875% 11/21/36	280,000	265,861
		1,647,010
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	225,000	224,384
Xerox Corp. 8.250% 5/15/14	50,000	51,993
		276,377
Office Furnishings – 0.1%
Steelcase, Inc. 6.500% 8/15/11	455,000	455,514
Oil & Gas – 0.5%
Morgan Stanley Bank AG for OAO Gazprom (b) 9.625% 3/01/13	290,000	295,800
Noble Holding International Ltd. 7.375% 3/15/14	450,000	466,413
Pemex Project Funding Master Trust 6.625% 6/15/38	282,000	243,930
The Premcor Refining Group, Inc. 6.750% 5/01/14	230,000	227,757
Shell International Finance 5.625% 6/27/11	50,000	53,774
Talisman Energy, Inc. 7.750% 6/01/19	205,000	227,098
Tesoro Corp. 6.500% 6/01/17	215,000	183,825
Transocean, Inc. 1.500% 12/15/37	250,000	229,062
XTO Energy, Inc. 4.900% 2/01/14	850,000	860,024
		2,787,683
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	175,000	158,594
Packaging & Containers – 0.1%
Packaging Corp. of America 5.750% 8/01/13	185,000	177,804
Pactiv Corp. 5.875% 7/15/12	230,000	236,599
Pactiv Corp. 6.400% 1/15/18	200,000	180,385
Rock-Tenn Co. 9.250% 3/15/16	100,000	101,750
Sealed Air Corp. (b) 6.875% 7/15/33	145,000	109,129
		805,667
Pharmaceuticals – 0.3%
Abbott Laboratories (e) 5.600% 11/30/17	850,000	910,464
Express Scripts, Inc. 6.250% 6/15/14	650,000	687,770
		1,598,234
Pipelines – 1.3%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	165,140
Colonial Pipeline Co. (b) 7.630% 4/15/32	750,000	839,016
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	200,000	213,424
DCP Midstream LLC (b) 9.750% 3/15/19	270,000	300,981
Enbridge, Inc. 5.800% 6/15/14	775,000	806,705
Enogex LLC (b) 6.875% 7/15/14	590,000	591,643
Enterprise Products Operating LP 7.500% 2/01/11	175,000	183,424
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	136,697
Kern River Funding Corp. (b) 4.893% 4/30/18	527,719	528,955
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	128,968
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	109,585
Kinder Morgan Energy Partners LP 6.950% 1/15/38	440,000	426,224
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	100,000	95,918
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	365,000	373,737
Plains All American Pipeline Co. 5.625% 12/15/13	520,000	515,260
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	350,000	352,336
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	225,000	237,853
Southern Natural Gas Co. (b) 5.900% 4/01/17	250,000	242,126
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	174,758
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	125,000	127,973
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	350,000	384,829
		6,935,552

The accompanying notes are an integral part of the financial statements.

26

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) – 0.0%
Senior Housing Properties Trust 8.625% 1/15/12	$100,000	$98,250
Retail – 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	115,000	112,722
Lowe's Cos., Inc. 5.600% 9/15/12	250,000	267,352
McDonald's Corp. 6.300% 10/15/37	100,000	107,923
Nordstrom, Inc. 6.750% 6/01/14	95,000	98,753
		586,750
Savings & Loans – 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	500,000	412,955
Washington Mutual Bank (c) 5.650% 8/15/14	775,000	388
		413,343
Software – 0.1%
Oracle Corp. 6.125% 7/08/39	400,000	397,336
Telecommunications – 0.8%
AT&T, Inc. (e) 6.500% 9/01/37	300,000	297,554
British Telecom PLC STEP 9.625% 12/15/30	180,000	199,558
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	235,000	275,121
Embarq Corp. 7.082% 6/01/16	205,000	200,201
Nokia Corp. 5.375% 5/15/19	200,000	202,347
Qwest Corp. 7.875% 9/01/11	750,000	750,000
Qwest Corp. 8.875% 3/15/12	600,000	604,500
Rogers Communications, Inc. 6.375% 3/01/14	350,000	375,155
Rogers Wireless Communications, Inc. 6.800% 8/15/18	20,000	21,441
Telecom Italia Capital 6.175% 6/18/14	340,000	343,834
Telecom Italia Capital SpA 6.000% 9/30/34	45,000	38,007
Verizon Global Funding Corp. 7.750% 12/01/30	525,000	586,311
Verizon Wireless Capital LLC (b) 7.375% 11/15/13	450,000	503,329
		4,397,358
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	400,000	392,729
Transportation – 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	190,000	189,974
Canadian National Railway Co. 5.850% 11/15/17	215,000	227,180
Canadian National Railway Co. 6.375% 11/15/37	190,000	208,111
CSX Corp. 7.250% 5/01/27	50,000	50,846
		676,111
Trucking & Leasing – 0.1%
GATX Corp. 8.750% 5/15/14	480,000	504,628
TOTAL CORPORATE DEBT (Cost $81,514,112)		78,566,878
MUNICIPAL OBLIGATIONS – 0.1%
State of California 5.950% 4/01/16	175,000	170,637
State of California 7.550% 4/01/39	230,000	209,390
		380,027
TOTAL MUNICIPAL OBLIGATIONS (Cost $409,050)		380,027
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.1%
Automobile ABS – 0.1%
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.369% 3/15/11	321,932	310,430
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 7/15/11	350,000	353,070
		663,500
Commercial MBS – 1.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.935% 2/10/51	775,000	586,286
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	900,000	837,594
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	600,000	561,540
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	350,000	273,306
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	775,000	729,381
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	575,000	437,537
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (b) 6.425% 1/15/18	785,000	270,321
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	500,000	399,259

The accompanying notes are an integral part of the financial statements.

27

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$500,000	$355,827
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	1,025,000	921,984
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	500,184
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	1,200,000	1,090,624
		6,963,843
Student Loans ABS – 0.3%
Ares High Yield CSO PLC (Acquired 02/15/07, Cost $437,525), Series 2005-2A, Class 2B1 FRN (b) (f) 1.610% 9/20/10	430,000	364,425
Newport Waves CDO (Acquired 03/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (b) (f) 1.209% 6/20/14	950,000	257,649
Salt Creek High Yield CSO Ltd. (Acquired 01/23/07, Cost $245,306), Series 2005-1A, Class B2 FRN (b) (f) 3.209% 9/20/10	245,000	159,542
Salt Creek High Yield CSO Ltd. (Acquired 01/23/07, Cost $303,375), Series 2005-1A, Class A7 FRN (b) (f) 2.609% 9/20/10	300,000	213,207
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 1.072% 4/25/14	640,817	640,717
		1,635,540
WL Collateral CMO – 0.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.395% 7/20/36	335,840	244,631
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.963% 2/25/34	53,927	31,458
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.046% 9/25/33	46,138	23,446
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.669% 8/25/34	82,234	64,502
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.503% 1/19/38	593,531	246,557
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.424% 5/25/37	776,374	407,815
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.325% 8/25/34	142,208	85,321
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.564% 8/25/36	222,067	98,050
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.367% 2/25/34	21,242	15,907
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 6.813% 7/25/33	10,792	8,321
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 4.430% 2/25/34	1,902	1,178
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.494% 6/25/46	1,153,333	475,195
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.504% 4/25/46	731,349	273,332
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.639% 3/25/34	101,885	65,262
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	147,026	124,289
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.740% 4/25/44	250,455	95,941
		2,261,205
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 4.812% 6/25/32	80,076	37,781
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,240,262)		11,561,869

The accompanying notes are an integral part of the financial statements.

28

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 14.8%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$401,229	$440,282
Pass-Through Securities – 14.7%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	3,075,450	3,242,677
Pool #G18090 5.500% 12/01/20	176,937	186,447
Pool #J00746 5.500% 12/01/20	2,054,799	2,166,207
Pool #G18101 5.500% 2/01/21	1,436,022	1,513,208
Pool #J01117 5.500% 2/01/21	87,530	92,290
Pool #J01254 5.500% 2/01/21	838,103	883,806
Pool #A56828 5.500% 2/01/37	755,926	782,236
Pool #A69653 5.500% 12/01/37	3,700,424	3,825,747
Pool #E85346 6.000% 9/01/16	82,473	87,885
Pool #E85389 6.000% 9/01/16	54,263	57,836
Pool #E85542 6.000% 10/01/16	71,925	76,559
Pool #G11431 6.000% 2/01/18	84,017	89,587
Pool #E85089 6.500% 8/01/16	198,354	212,929
Pool #E85301 6.500% 9/01/16	83,657	89,965
Pool #C55867 7.500% 2/01/30	227,968	248,253
Pool #C01079 7.500% 10/01/30	38,495	41,921
Pool #C01135 7.500% 2/01/31	144,351	157,196
Pool #C00470 8.000% 8/01/26	68,209	75,407
Pool #G00924 8.000% 3/01/28	84,047	92,885
Pool #554904 9.000% 3/01/17	2,561	2,810
Federal National Mortgage Association
Pool #725692 3.930% 10/01/33	431,651	439,694
Pool #888586 4.286% 10/01/34	796,409	813,216
Pool #255807 5.500% 8/01/20	3,513,831	3,708,190
Pool #813926 5.500% 11/01/20	444,166	468,665
Pool #555880 5.500% 11/01/33	533,649	553,681
Pool #785171 5.500% 7/01/34	266,980	276,918
Pool #825454 5.500% 6/01/35	1,575,663	1,637,520
Pool #832972 5.500% 9/01/35	1,326,528	1,377,983
Pool #884218 5.500% 5/01/36	3,215,033	3,330,197
Pool #918516 5.500% 6/01/37	840,336	868,993
Pool #586036 6.000% 5/01/16	9,391	9,972
Pool #587994 6.000% 6/01/16	89,311	94,972
Pool #906142 6.500% 1/01/37	1,375,074	1,466,656
Pool #942561 6.500% 8/01/37	1,199,600	1,279,495
Pool #919652 6.500% 9/01/37	803,289	856,789
Pool #953263 6.500% 10/01/37	711,009	758,363
Pool #953302 6.500% 10/01/37	1,441,563	1,537,573
Pool #952367 6.500% 11/01/37	172,383	183,864
Pool #564594 7.000% 1/01/31	32,902	35,987
Pool #572844 7.000% 4/01/31	171,773	187,884
Pool #253795 7.000% 5/01/31	309,250	338,254
Pool #499386 7.500% 9/01/29	6,445	7,060
Pool #510375 7.500% 9/01/29	2,963	3,246
Pool #511380 7.500% 9/01/29	3,488	3,823
Pool #515935 7.500% 9/01/29	11,968	13,112
Pool #504345 7.500% 11/01/29	4,850	5,314
Pool #521006 7.500% 12/01/29	2,063	2,260
Pool #522769 7.500% 12/01/29	475	521
Pool #252981 7.500% 1/01/30	37,382	40,953
Pool #524874 7.500% 2/01/30	1,501	1,645
Pool #531196 7.500% 2/01/30	2,169	2,376
Pool #524317 7.500% 3/01/30	12,275	13,448
Pool #530299 7.500% 3/01/30	3,382	3,705
Pool #530520 7.500% 3/01/30	24,103	26,406
Pool #253183 7.500% 4/01/30	13,225	14,489
Pool #531574 7.500% 4/01/30	22,159	24,276
Pool #537797 7.500% 4/01/30	8,706	9,538
Pool #253265 7.500% 5/01/30	19,121	20,947
Pool #529690 8.000% 2/01/30	8,142	9,004
Pool #536999 8.000% 3/01/30	1,268	1,404
Pool #502394 8.000% 4/01/30	880	971
Pool #540202 8.000% 5/01/30	5,716	6,331
Pool #526380 8.000% 5/01/30	10,540	11,675
Pool #536949 8.000% 5/01/30	4,672	5,171
Pool #539760 8.000% 5/01/30	13,107	14,520
Pool #543122 8.000% 6/01/30	4,212	4,666
Pool #535351 8.000% 6/01/30	12,314	13,631
Pool #253481 8.000% 10/01/30	11,266	12,477
Pool #569911 8.000% 3/01/31	18,757	20,765
Pool #190317 8.000% 8/01/31	4,498	4,980
Pool #596656 8.000% 8/01/31	2,526	2,781
Pool #602008 8.000% 8/01/31	14,483	16,036
Government National Mortgage Association
Pool #655645 6.000% 7/15/37	81,886	85,565
Pool #662384 6.000% 7/15/37	49,493	51,716
Pool #662512 6.000% 7/15/37	33,630	35,141
Pool #669642 6.000% 7/15/37	19,496	20,371
Pool #671444 6.000% 7/15/37	1,100,469	1,149,904
Pool #671453 6.000% 7/15/37	332,037	346,952
Pool #666189 6.000% 8/15/37	31,761	33,188

The accompanying notes are an integral part of the financial statements.

29

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #667485 6.500% 6/15/37	$1,692,903	$1,801,355
Pool #343751 7.000% 4/15/23	1,109	1,203
Pool #349496 7.000% 5/15/23	7,857	8,517
Pool #359587 7.000% 6/15/23	1,478	1,599
Pool #337539 7.000% 7/15/23	2,684	2,910
Pool #363066 7.000% 8/15/23	45,500	49,319
Pool #354674 7.000% 10/15/23	29,313	31,768
Pool #362651 7.000% 10/15/23	60,758	65,874
Pool #368814 7.000% 10/15/23	20,311	22,033
Pool #352021 7.000% 11/15/23	18,520	20,086
Pool #371967 7.000% 11/15/23	3,010	3,265
Pool #591581 7.000% 8/15/32	31,987	34,670
Pool #307818 7.250% 6/20/21	102,809	111,614
Pool #326248 7.250% 3/20/22	33,908	36,923
Pool #326261 7.250% 4/20/22	53,508	58,226
Pool #326278 7.250% 5/20/22	112,873	122,957
Pool #203811 7.500% 4/15/17	1,390	1,470
Pool #205884 7.500% 5/15/17	47,087	51,264
Pool #213760 7.500% 6/15/17	23,124	25,153
Pool #198100 7.500% 9/15/17	29,478	32,101
Government National Mortgage Association TBA (g) Pool #20432 6.000% 7/01/36	39,392,000	41,041,540
New Valley Generation IV (b) 4.687% 1/15/22	307,818	288,769
		80,003,701
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $78,525,466)		80,443,983
U.S. TREASURY OBLIGATIONS – 5.1%
U.S. Treasury Bonds & Notes – 5.1%
U.S. Treasury Bond (e) 4.375% 2/15/38	5,610,000	5,670,483
U.S. Treasury Note 1.875% 4/30/14	2,235,000	2,169,085
U.S. Treasury Note (h) (e) 2.500% 3/31/13	4,915,000	5,005,428
U.S. Treasury Note 3.500% 2/15/18	1,985,000	1,995,235
U.S. Treasury Note (e) 4.250% 8/15/15	6,805,000	7,296,767
U.S. Treasury Note 4.875% 5/31/11	4,875,000	5,226,152
U.S. Treasury Principal Strip 0.000% 2/15/28	1,540,000	661,855
		28,025,005
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,957,177)		28,025,005
TOTAL BONDS & NOTES (Cost $204,646,067)		198,977,762
	Number of Shares
MUTUAL FUNDS – 2.5%
Diversified Financial – 2.5%
iShares Barclays Aggregate Bond Fund	118,226	12,076,786
SPDR Gold Trust (a)	20,000	1,823,600
		13,900,386
TOTAL MUTUAL FUNDS (Cost $13,650,250)		13,900,386
TOTAL LONG-TERM INVESTMENTS (Cost $488,292,469)		536,053,284
	Principal Amount
SHORT-TERM INVESTMENTS – 8.7%
Commercial Paper – 8.7%
AGL Capital Corp. (e) 0.600% 7/10/09	$2,725,000	2,724,591
BMW US Capital LLC (e) 0.700% 7/01/09	4,000,000	4,000,000
Cadbury Schweppes Financial (e) 0.540% 7/02/09	4,060,000	4,059,939
Duke Energy Corp. (e) 0.750% 7/06/09	4,800,000	4,799,500
Heinz HJ Financial Co. 0.600% 8/03/09	1,531,000	1,530,158
Ingersoll-Rand Global Holding Co. Ltd. 0.750% 7/13/09	4,164,000	4,162,959
ITT Corp. 1.150% 7/28/09	472,000	471,593
ITT Corp. 1.250% 7/23/09	1,500,000	1,498,854
ITT Corp. 1.400% 7/24/09	4,000,000	3,996,422
Ryder System, Inc. 0.650% 7/14/09	1,000,000	999,765
Tyco International Finance SA 0.500% 7/21/09	1,128,000	1,127,687
Tyco International Finance SA 0.500% 7/23/09	3,665,000	3,663,880
Wellpoint, Inc. 1.400% 8/03/09	4,557,000	4,551,152
Wellpoint, Inc. 1.400% 8/05/09	2,000,000	1,997,278
Xcel Energy, Inc. 0.950% 8/14/09	4,000,000	3,995,356
XTO Energy, Inc. 0.550% 7/20/09	4,000,000	3,998,839
TOTAL SHORT-TERM INVESTMENTS (Cost $47,577,973)		47,577,973
TOTAL INVESTMENTS – 107.0% (Cost $535,870,442) (i)		583,631,257
Other Assets/ (Liabilities) – (7.0)%		(38,353,688)
NET ASSETS – 100.0%		$545,277,569

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note

The accompanying notes are an integral part of the financial statements.

30

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $12,475,704 or 2.29% of net assets.
(c)	Security is currently in default.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover when-issued or delayed delivery commitments. (Note 2).
(f)	Restricted security. (Note 2).
(g)	A portion of this security is purchased on a when-issued or delayed delivery basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

31

MML Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.5%
COMMON STOCK – 96.5%
Aerospace & Defense – 0.3%
Northrop Grumman Corp.	32,700	$1,493,736
Raytheon Co.	12,200	542,046
		2,035,782
Agriculture – 0.9%
Altria Group, Inc.	135,700	2,224,123
Archer-Daniels- Midland Co.	97,600	2,612,752
Bunge Ltd.	35,400	2,132,850
Reynolds American, Inc.	8,100	312,822
		7,282,547
Auto Manufacturers – 2.4%
Navistar International Corp. (a)	426,857	18,610,965
Automotive & Parts – 0.1%
Magna International, Inc. Class A	11,400	481,536
Banks – 4.3%
Bank of America Corp.	772,540	10,197,528
Capital One Financial Corp.	40,000	875,200
Deutsche Bank AG	31,300	1,909,300
U.S. Bancorp	138,600	2,483,712
Wells Fargo & Co.	736,380	17,864,579
		33,330,319
Beverages – 2.2%
Coca-Cola Enterprises, Inc.	120,900	2,012,985
Molson Coors Brewing Co. Class B	363,210	15,374,679
		17,387,664
Biotechnology – 0.3%
Amgen, Inc. (a)	48,900	2,588,766
Building Materials – 0.1%
Masco Corp.	48,100	460,798
Chemicals – 4.5%
Du Pont (E.I.) de Nemours & Co.	110,000	2,818,200
Eastman Chemical Co.	26,200	992,980
The Lubrizol Corp.	568,123	26,877,899
Potash Corp. of Saskatchewan, Inc.	45,260	4,211,443
		34,900,522
Commercial Services – 0.1%
Hertz Global Holdings, Inc. (a)	82,900	662,371
Computers – 0.6%
Apple, Inc. (a)	21,790	3,103,550
International Business Machines Corp.	8,300	866,686
Western Digital Corp. (a)	30,300	802,950
		4,773,186
Cosmetics & Personal Care – 0.6%
The Procter & Gamble Co.	92,681	4,735,999
Diversified Financial – 7.2%
The Goldman Sachs Group, Inc.	117,277	17,291,321
JP Morgan Chase & Co.	589,054	20,092,632
Morgan Stanley	256,840	7,322,508
National Financial Partners Corp.	533,131	3,902,519
SLM Corp. (a)	662,337	6,802,201
		55,411,181
Electric – 4.7%
American Electric Power Co., Inc.	52,100	1,505,169
CMS Energy Corp.	30,800	372,064
Consolidated Edison, Inc.	10,100	377,942
Dominion Resources, Inc.	26,100	872,262
Exelon Corp.	274,099	14,036,610
PG&E Corp.	483,180	18,573,439
RRI Energy, Inc. (a)	133,800	670,338
		36,407,824
Electronics – 0.4%
AU Optronics Corp. Sponsored ADR (Taiwan)	124,900	1,209,032
Tyco Electronics Ltd.	108,200	2,011,438
Vishay Intertechnology, Inc. (a)	4,600	31,234
		3,251,704
Entertainment – 0.1%
Cinemark Holdings, Inc.	101,095	1,144,395
Foods – 5.3%
Campbell Soup Co.	213,746	6,288,407
ConAgra Foods, Inc.	47,400	903,444
General Mills, Inc.	35,900	2,011,118
Kraft Foods, Inc. Class A	69,700	1,766,198
The Kroger Co.	1,202,980	26,525,709
Safeway, Inc.	47,200	961,464
Sara Lee Corp.	142,900	1,394,704
Sysco Corp.	21,200	476,576
Tyson Foods, Inc. Class A	84,100	1,060,501
		41,388,121
Gas – 0.2%
NiSource, Inc.	101,600	1,184,656
Health Care — Products – 2.8%
Covidien PLC	486,141	18,201,119
Johnson & Johnson	56,300	3,197,840
		21,398,959
Health Care — Services – 1.0%
Aetna, Inc.	307,400	7,700,370
Home Builders – 0.0%
D.R. Horton, Inc.	31,200	292,032
Household Products – 0.1%
Kimberly-Clark Corp.	11,800	618,674
Insurance – 8.2%
ACE Ltd.	33,400	1,477,282
Allstate Corp.	93,800	2,288,720
Assurant, Inc.	550,199	13,254,294
Everest Re Group Ltd.	180,616	12,926,687
Genworth Financial, Inc. Class A	105,200	735,348
The Hartford Financial Services Group, Inc.	82,900	984,023
Lincoln National Corp.	111,900	1,925,799
MetLife, Inc.	660,650	19,826,107
PartnerRe Ltd.	10,300	668,985
Prudential Financial, Inc.	80,542	2,997,773
Torchmark Corp.	40,900	1,514,936
The Travelers Cos., Inc.	60,100	2,466,504
Unum Group	94,100	1,492,426
XL Capital Ltd. Class A	104,600	1,198,716
		63,757,600

The accompanying notes are an integral part of the financial statements.

32

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Internet – 1.2%
Google, Inc. Class A (a)	17,750	$7,483,223
Symantec Corp. (a)	96,400	1,499,984
		8,983,207
Machinery — Construction & Mining – 0.3%
Caterpillar, Inc.	28,700	948,248
Ingersoll-Rand PLC	48,400	1,011,560
		1,959,808
Manufacturing – 3.7%
Cooper Industries Ltd. Class A	18,700	580,635
General Electric Co.	211,700	2,481,124
Tyco International Ltd.	984,876	25,587,079
		28,648,838
Media – 7.0%
Cablevision Systems Corp. Class A	327,622	6,359,143
CBS Corp. Class B	228,600	1,581,912
News Corp. Class A	2,442,585	22,251,949
Time Warner Cable, Inc.	595,518	18,860,055
Time Warner, Inc.	135,000	3,400,650
Viacom, Inc. Class B (a)	50,200	1,139,540
The Walt Disney Co.	27,400	639,242
		54,232,491
Oil & Gas – 16.2%
Apache Corp.	151,726	10,947,031
BP PLC Sponsored ADR (United Kingdom)	21,600	1,029,888
Chevron Corp.	530,383	35,137,874
ConocoPhillips	75,200	3,162,912
Devon Energy Corp.	230,930	12,585,685
ENSCO International, Inc.	15,200	530,024
EOG Resources, Inc.	16,300	1,107,096
Exxon Mobil Corp.	373,666	26,122,990
Marathon Oil Corp.	523,580	15,775,465
Nexen, Inc.	47,800	1,034,870
Occidental Petroleum Corp.	33,800	2,224,378
Petroleo Brasileiro SA Sponsored ADR (Brazil)	287,000	9,574,320
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	39,100	1,962,429
Total SA Sponsored ADR (France)	29,400	1,594,362
Valero Energy Corp.	171,840	2,902,378
		125,691,702
Packaging & Containers – 0.1%
Sonoco Products Co.	48,000	1,149,600
Pharmaceuticals – 9.1%
AstraZeneca PLC Sponsored ADR (United Kingdom)	27,300	1,205,022
Cardinal Health, Inc.	32,400	989,820
Eli Lilly & Co.	56,500	1,957,160
GlaxoSmithKline PLC ADR (United Kingdom)	14,700	519,498
Merck & Co., Inc.	1,044,320	29,199,187
Pfizer, Inc.	1,203,330	18,049,950
Schering-Plough Corp.	127,800	3,210,336
Wyeth	330,458	14,999,489
		70,130,462
Retail – 3.9%
AutoNation, Inc. (a)	50,600	877,910
Bed Bath & Beyond, Inc. (a)	179,738	5,526,944
Foot Locker, Inc.	62,700	656,469
The Home Depot, Inc.	86,800	2,051,084
J.C. Penney Co., Inc.	34,800	999,108
Jones Apparel Group, Inc.	83,700	898,101
Limited Brands, Inc.	105,034	1,257,257
Lowe's Cos., Inc.	52,400	1,017,084
Macy's, Inc.	81,100	953,736
Walgreen Co.	546,346	16,062,572
		30,300,265
Telecommunications – 7.1%
AT&T, Inc.	1,100,163	27,328,049
Corning, Inc.	93,100	1,495,186
Motorola, Inc.	1,661,640	11,016,673
Nokia Oyj Sponsored ADR (Finland)	166,900	2,433,402
Qualcomm, Inc.	61,850	2,795,620
Sprint Nextel Corp. (a)	1,080,310	5,196,291
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	56,400	551,592
Verizon Communications, Inc.	87,400	2,685,802
Vodafone Group PLC Sponsored ADR (United Kingdom)	82,800	1,613,772
		55,116,387
Transportation – 0.7%
United Parcel Service, Inc. Class B	105,691	5,283,493
Trucking & Leasing – 0.8%
Aircastle Ltd.	836,018	6,144,732
TOTAL COMMON STOCK (Cost $759,334,839)		747,446,956
TOTAL EQUITIES (Cost $759,334,839)		747,446,956
TOTAL LONG-TERM INVESTMENTS (Cost $759,334,839)		747,446,956
	Principal Amount
SHORT-TERM INVESTMENTS – 4.8%
Repurchase Agreement – 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$37,509,959	37,509,959
TOTAL SHORT-TERM INVESTMENTS (Cost $37,509,959)		37,509,959
TOTAL INVESTMENTS – 101.3% (Cost $796,844,798) (c)		784,956,915
Other Assets/ (Liabilities) – (1.3)%		(10,449,709)
NET ASSETS – 100.0%		$774,507,206

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $37,509,969. Collateralized by U.S. Government Agency obligations with rates ranging from 1.268% - 5.000%, maturity dates ranging from 4/01/11 - 3/01/14, and an aggregate market value, including accrued interest, of $38,260,904.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

33

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Assets:
Investments, at value (Note 2) (a)	$-	$659,425,941	$536,053,284	$747,446,956
Short-term investments, at value (Note 2) (b)	232,041,991	75,294,350	47,577,973	37,509,959
Total investments	232,041,991	734,720,291	583,631,257	784,956,915
Cash	75,511	-	142,876	-
Receivables from:
Investments sold	-	10,907,442	35,121,524	15,443,135
Investment adviser (Note 3)	33,211	-	-	-
Fund shares sold	849,021	9,821,298	135,560	48,464
Interest and dividends	4,301	6,299,332	2,301,399	1,400,742
Foreign taxes withheld	-	-	148	104,914
Open swap agreements, at value (Note 2)	-	1,831,073	640,314	-
Total assets	233,004,035	763,579,436	621,973,078	801,954,170
Liabilities:
Payables for:
Investments purchased	-	14,635,488	34,283,410	26,482,757
Fund shares repurchased	368,280	202,528	209,476	540,420
Variation margin on open futures contracts (Note 2)	-	-	46,186	-
Settlement of investments purchased on a when-issued or delayed delivery basis (Note 2)	-	39,983,393	40,951,742	-
Open swap agreements, at value (Note 2)	-	149,659	73,234	-
Trustees' fees and expenses (Note 3)	19,598	51,008	108,077	131,559
Broker for collateral held for open swap contracts (Note 2)	-	1,960,000	800,000	-
Affiliates (Note 3):
Investment management fees	89,672	238,120	207,125	281,478
Service fees	-	9,927	1,872	2,128
Due to custodian	-	22,109	-	-
Accrued expense and other liabilities	16,729	16,840	14,387	8,622
Total liabilities	494,279	57,269,072	76,695,509	27,446,964
Net assets	$232,509,756	$706,310,364	$545,277,569	$774,507,206
Net assets consist of:
Paid-in capital	$232,639,864	$704,275,725	$686,684,072	$1,095,757,329
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	37,356	6,417,429	3,543,395	31,534,701
Accumulated net realized gain (loss) on investments	(167,464)	(149,657)	(192,649,635)	(340,896,879)
Net unrealized appreciation (depreciation) on investments	-	(4,233,133)	47,699,737	(11,887,945)
Net assets	$232,509,756	$706,310,364	$545,277,569	$774,507,206

(a) Cost of investments - unaffiliated issuers:	$-	$664,070,746	$488,292,469	$759,334,839
(b) Cost of short-term investments:	$232,041,991	$75,294,350	$47,577,973	$37,509,959

The accompanying notes are an integral part of the financial statements.

34

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Initial Class shares:
Net assets	$232,509,756	$687,420,209	$541,823,638	$770,653,362
Shares outstanding (a)	232,672,890	56,133,979	39,795,504	52,006,054
Net asset value, offering price and redemption price per share	$1.00	$12.25	$13.62	$14.82
Service Class shares:
Net assets	$-	$18,890,155	$3,453,931	$3,853,844
Shares outstanding (a)	-	1,544,561	254,024	260,602
Net asset value, offering price and redemption price per share	$-	$12.23	$13.60	$14.79

(a)				Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

35

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Fund
Investment income (Note 2):
	Dividends (a)	$-	$8,584	$4,181,080	$12,879,934
	Interest	540,715	15,407,091	5,387,883	5,020
	Total investment income	540,715	15,415,675	9,568,963	12,884,954
Expenses (Note 3):
	Investment management fees	468,223	1,268,633	1,138,412	1,455,985
	Custody fees	9,680	-	37,378	42,318
	Audit and legal fees	20,244	15,151	27,833	32,765
	Proxy fees	240	-	438	493
	Shareholder reporting fees	8,660	-	22,980	28,693
	Trustees' fees	17,676	29,446	51,658	66,258
		524,723	1,313,230	1,278,699	1,626,512
	Service fees:
	Service Class	-	15,974	3,107	3,516
	Total expenses	524,723	1,329,204	1,281,806	1,630,028
	Expenses waived (Note 3):
	Initial Class fees waived by advisor	(91,530)	-	-	-
	Net expenses	433,193	1,329,204	1,281,806	1,630,028
	Net investment income (loss)	107,522	14,086,471	8,287,157	11,254,926
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	2,075	1,171,452	(31,724,639)	(114,583,713)
	Futures contracts	-	(314,499)	3,510,380	-
	Written options	-	-	-	547,943
	Swap contracts	-	313,400	98,305	-
	Foreign currency transactions	-	-	-	(26,901)
	Net realized gain (loss)	2,075	1,170,353	(28,115,954)	(114,062,671)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	-	13,411,058	39,770,230	164,652,437
	Futures contracts	-	376,308	(1,274,213)	-
	Swap contracts	-	35,543	(80,068)	-
	Translation of assets and liabilities in foreign currencies	-	-	-	(970)
	Net change in unrealized appreciation (depreciation)	-	13,822,909	38,415,949	164,651,467
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,075	14,993,262	10,299,995	50,588,796
	Net increase (decrease) in net assets resulting from operations	$109,597	$29,079,733	$18,587,152	$61,843,722

(a)	Net of withholding tax of:	$-	$-	$600	$79,585

The accompanying notes are an integral part of the financial statements.

36

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Money Market Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$107,522	$2,755,882
Net realized gain (loss) on investment transactions	2,075	17,937
Net change in unrealized appreciation (depreciation) on investments	-	-
Net increase (decrease) in net assets resulting from operations	109,597	2,773,819
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	(107,522)	(2,745,267)
Service Class *	-	-
Total distributions from net investment income	(107,522)	(2,745,267)
From net realized gains:
Initial Class	-	-
Service Class	-	-
Total distributions from net realized gains	-	-
Tax return of capital:
Initial Class	-	-
Service Class *	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Initial Class	52,560,368	70,912,033
Service Class *	-	-
Increase (decrease) in net assets from fund share transactions	52,560,368	70,912,033
Total increase (decrease) in net assets	52,562,443	70,940,585
Net assets
Beginning of period	179,947,313	109,006,728
End of period	$232,509,756	$179,947,313
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$37,356	$37,356

*	Service Class shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

38

MML Managed Bond Fund		MML Blend Fund		MML Equity Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$14,086,471	$26,870,599	$8,287,157	$21,018,230	$11,254,926	$20,390,917
1,170,353	10,322,980	(28,115,954)	(76,610,588)	(114,062,671)	(195,917,890)
13,822,909	(24,403,131)	38,415,949	(124,861,035)	164,651,467	(318,602,226)
29,079,733	12,790,448	18,587,152	(180,453,393)	61,843,722	(494,129,199)

(7,361,811)	(26,760,836)	(4,101,129)	(21,907,792)	-	-
(154,453)	(79,335)	(19,154)	(15,349)	-	-
(7,516,264)	(26,840,171)	(4,120,283)	(21,923,141)	-	-

(6,941,293)	-	-	-	-	-
(151,332)	-	-	-	-	-
(7,092,625)	-	-	-	-	-

-	-	-	(83,098)	-	-
-	-	-	(58)	-	-
-	-	-	(83,156)	-	-

110,355,882	72,057,641	(34,223,386)	(101,688,342)	(9,989,693)	5,267,359
10,617,060	7,716,822	1,605,944	1,696,718	1,565,390	1,947,314
120,972,942	79,774,463	(32,617,442)	(99,991,624)	(8,424,303)	7,214,673
135,443,786	65,724,740	(18,150,573)	(302,451,314)	53,419,419	(486,914,526)

570,866,578	505,141,838	563,428,142	865,879,456	721,087,787	1,208,002,313
$706,310,364	$570,866,578	$545,277,569	$563,428,142	$774,507,206	$721,087,787
$6,417,429	$(152,778)	$3,543,395	$(623,479)	$31,534,701	$20,279,775

39

MML Series Investment Fund II – Financial Highlights

(For a share outstanding throughout each period)

MML Money Market Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.02 ***	0.05 ***	0.04 ***	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.00†		0.00†	0.00†	0.00†	0.00†	(0.00† )
Total income (loss) from investment operations	0.00†		0.02	0.05	0.04	0.03	0.01
Less distributions to shareholders:
From net investment income	(0.00†	)	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)
Total distributions	(0.00†	)	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return ^^	0.06%	**	2.10%	4.72%	4.54%	2.66%	0.79%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$232,510		$179,947	$109,007	$103,327	$109,364	$115,617
Ratio of expenses to average daily net assets:
Before expense waiver	0.53%	*	0.55%	0.56%	0.56%	0.54%	0.53%
After expense waiver	0.44%	*#	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	0.11%	*	2.00%	4.61%	4.44%	2.61%	0.77%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

40

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Managed Bond Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$11.98		$12.28		$12.07	$12.15	$12.46	$12.51
Income (loss) from investment operations:
Net investment income (loss)	0.28	***	0.59	***	0.60 ***	0.58 ***	0.56	0.56
Net realized and unrealized gain (loss) on investments	0.28		(0.31)		0.25	(0.10)	(0.27)	(0.01)
Total income (loss) from investment operations	0.56		0.28		0.85	0.48	0.29	0.55
Less distributions to shareholders:
From net investment income	(0.15)		(0.58)		(0.64)	(0.56)	(0.60)	(0.60)
From net realized gains	(0.14)		-		-	-	-	-
Total distributions	(0.29)		(0.58)		(0.64)	(0.56)	(0.60)	(0.60)
Net asset value, end of period	$12.25		$11.98		$12.28	$12.07	$12.15	$12.46
Total Return ^^	4.78%	**	2.38%		7.10%	4.11%	2.34%	4.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$687,420		$563,000		$505,142	$442,034	$403,376	$385,301
Net expenses to average daily net assets	0.44%	*	0.45%		0.46%	0.46%	0.46%	0.46%
Net investment income (loss) to average daily net assets	4.72%	*	4.88%		4.95%	4.80%	4.46%	4.38%
Portfolio turnover rate	132%	**	97%		87%	77%	76%	102%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$11.97		$12.01
Income (loss) from investment operations:
Net investment income (loss)	0.27	***	0.21	***
Net realized and unrealized gain (loss) on investments	0.28		0.02
Total income (loss) from investment operations	0.55		0.23
Less distributions to shareholders:
From net investment income	(0.15)		(0.27)
From net realized gains	(0.14)		-
Total distributions	(0.29)		(0.27)
Net asset value, end of period	$12.23		$11.97
Total Return ^^	4.66%	**	1.96%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,890		$7,867
Net expenses to average daily net assets	0.69%	*	0.70%	*
Net investment income (loss) to average daily net assets	4.49%	*	4.63%	*
Portfolio turnover rate	132%	**	97%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

41

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Blend Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$13.21		$17.65		$17.19	$15.80	$15.51	$14.66
Income (loss) from investment operations:
Net investment income (loss)	0.20	***	0.46	***	0.50 ***	0.46 ***	0.40 ***	0.38
Net realized and unrealized gain (loss) on investments	0.31		(4.41)		0.50	1.38	0.32	0.87
Total income (loss) from investment operations	0.51		(3.95)		1.00	1.84	0.72	1.25
Less distributions to shareholders:
From net investment income	(0.10)		(0.49)		(0.54)	(0.45)	(0.43)	(0.40)
Tax return of capital	-		(0.00†	)	-	-	-	-
Total distributions	(0.10)		(0.49)		(0.54)	(0.45)	(0.43)	(0.40)
Net asset value, end of period	$13.62		$13.21		$17.65	$17.19	$15.80	$15.51
Total Return ^^	3.90%	**	(22.73%	)	5.90%	11.78%	4.66%	8.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$541,824		$561,752		$865,879	$957,279	$921,518	$1,030,041
Net expenses to average daily net assets	0.49%	*	0.47%		0.44%	0.43%	0.43%	0.42%
Net investment income (loss) to average daily net assets	3.17%	*	2.91%		2.84%	2.81%	2.56%	2.51%
Portfolio turnover rate	113%	**	187%		197%	164%	150%	113%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$13.20		$16.29
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.09	***
Net realized and unrealized gain (loss) on investments	0.26		(2.95)
Total income (loss) from investment operations	0.49		(2.86)
Less distributions to shareholders:
From net investment income	(0.09)		(0.23)
Tax return of capital	-		(0.00†	)
Total distributions	(0.09)		(0.23)
Net asset value, end of period	$13.60		$13.20
Total Return ^^	3.77%	**	(17.62%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,454		$1,676
Net expenses to average daily net assets	0.74%	*	0.74%	*
Net investment income (loss) to average daily net assets	3.55%	*	1.90%	*
Portfolio turnover rate	113%	**	187%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

42

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$13.65		$23.36		$26.02	$23.95	$23.66	$20.82
Income (loss) from investment operations:
Net investment income (loss)	0.21	***	0.40	***	0.47 ***	0.42 ***	0.43 ***	0.46
Net realized and unrealized gain (loss) on investments	0.96		(10.11)		0.66	3.89	0.32	2.84
Total income (loss) from investment operations	1.17		(9.71)		1.13	4.31	0.75	3.30
Less distributions to shareholders:
From net investment income	-		-		(0.51)	(0.37)	(0.46)	(0.46)
From net realized gains	-		-		(3.28)	(1.87)	-	-
Tax return of capital	-		-		(0.00† )	-	-	-
Total distributions	-		-		(3.79)	(2.24)	(0.46)	(0.46)
Net asset value, end of period	$14.82		$13.65		$23.36	$26.02	$23.95	$23.66
Total Return ^^	8.58%	**	(41.58%	)	4.01%	18.00%	3.12%	15.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$770,653		$719,154		$1,208,002	$1,321,324	$1,281,814	$1,407,915
Net expenses to average daily net assets	0.46%	*	0.44%		0.42%	0.42%	0.41%	0.41%
Net investment income (loss) to average daily net assets	3.20%	*	2.08%		1.72%	1.64%	1.83%	2.01%
Portfolio turnover rate	64%	**	129%		110%	136%	46%	36%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$13.64		$20.24
Income (loss) from investment operations:
Net investment income (loss)	0.19	***	0.14	***
Net realized and unrealized gain (loss) on investments	0.96		(6.74)
Total income (loss) from investment operations	1.15		(6.60)
Net asset value, end of period	$14.79		$13.64
Total Return ^^	8.45%	**	(32.62%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,854		$1,934
Net expenses to average daily net assets	0.71%	*	0.71%	*
Net investment income (loss) to average daily net assets	2.82%	*	2.71%	*
Portfolio turnover rate	64%	**	129%~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

43

Notes to Financial Statements (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are four series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Money Market Fund ("Money Market Fund"), MML Managed Bond Fund ("Managed Bond Fund"), MML Blend Fund ("Blend Fund") and MML Equity Fund ("Equity Fund").

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all the outstanding shares of the Funds.

Each Fund offers the following two classes of shares: Initial Class and Service Class shares. Service Class shares for the Funds, with the exception of the Money Market Fund, commenced operations on August 15, 2008. Service Class shares for the Money Market fund are not currently available. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

44

Notes to Financial Statements (Unaudited) (Continued)

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

45

Notes to Financial Statements (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

46

Notes to Financial Statements (Unaudited) (Continued)

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of June 30, 2009 for the Funds' investments:

Assets Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Managed Bond Fund
Equities
Preferred Stock
Financial	$-	$-	$326,400	$326,400
Total Preferred Stock	-	-	326,400	326,400
Total Equities	-	-	326,400	326,400
Bonds & Notes
Total Corporate Debt	-	265,053,616	10	265,053,626
Total Municipal Obligations	-	1,069,214	-	1,069,214
Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	1,492,426	-	1,492,426
Automobile ABS	-	3,348,216	-	3,348,216
Commercial MBS	-	19,060,516	-	19,060,516
Home Equity ABS	-	4,112	-	4,112
Student Loans ABS	-	4,442,248	1,571,815	6,014,063
WL Collateral CMO	-	4,852,831	-	4,852,831
WL Collateral PAC	-	45,338	-	45,338
Total Non-U.S. Government Agency Obligations	-	33,245,687	1,571,815	34,817,502

47

Notes to Financial Statements (Unaudited) (Continued)

Total Sovereign Debt Obligations	$-	$1,610,415	$-	$1,610,415
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	735,901	-	735,901
Pass-Through Securities	-	276,820,514	-	276,820,514
Total U.S. Government Agency Obligations and Instrumentalities	-	277,556,415	-	277,556,415
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	78,992,369	-	78,992,369
Total U.S. Treasury Obligations	-	78,992,369	-	78,992,369
Total Bonds & Notes	-	657,527,716	1,571,825	659,099,541
Total Long-Term Investments	-	657,527,716	1,898,225	659,425,941
Total Short-Term Investments	-	75,294,350	-	75,294,350
Total Investments	$-	$732,822,066	$1,898,225	$734,720,291

Blend Fund
Equities
Common Stock
Basic Materials	$7,388,655	$-	$-	$7,388,655
Communications	38,425,215	-	-	38,425,215
Consumer, Cyclical	26,730,389	-	-	26,730,389
Consumer, Non-cyclical	78,644,442	-	-	78,644,442
Diversified	18,981	-	-	18,981
Energy	37,340,998	-	-	37,340,998
Financial	43,992,042	-	-	43,992,042
Industrial	35,014,673	-	-	35,014,673
Technology	43,260,901	-	-	43,260,901
Utilities	12,358,840	-	-	12,358,840
Total Common Stock	323,175,136	-	-	323,175,136
Total Equities	323,175,136	-	-	323,175,136
Bonds & Notes
Total Corporate Debt	-	78,566,868	10	78,566,878
Total Municipal Obligations	-	380,027	-	380,027
Non-U.S. Government Agency Obligations
Automobile ABS	-	663,500	-	663,500
Commercial MBS	-	6,963,843	-	6,963,843
Student Loans ABS	-	640,717	994,823	1,635,540

48

Notes to Financial Statements (Unaudited) (Continued)

WL Collateral CMO	$-	$2,261,205	$-	$2,261,205
WL Collateral PAC	-	37,781	-	37,781
Total Non-U.S. Government Agency Obligations	-	10,567,046	994,823	11,561,869
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	440,282	-	440,282
Pass-Through Securities	-	80,003,701	-	80,003,701
Total U.S. Government Agency Obligations and Instrumentalities	-	80,443,983	-	80,443,983
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	28,025,005	-	28,025,005
Total U.S. Treasury Obligations	-	28,025,005	-	28,025,005
Total Bonds & Notes	-	197,982,929	994,833	198,977,762
Total Mutual Funds	13,900,386	-	-	13,900,386
Total Long-Term Investments	337,075,522	197,982,929	994,833	536,053,284
Total Short-Term Investments	-	47,577,973	-	47,577,973
Total Investments	$337,075,522	$245,560,902	$994,833	$583,631,257

The Money Market Fund had all investments at Level 2, with corresponding investment categories as represented in the Portfolio of Investments as of June 30, 2009. The Equity Fund had all long-term investments at Level 1, with corresponding industries as represented in the Portfolio of Investments, and all short-term investments at Level 2, as of June 30, 2009.

The following is the aggregate value by input level as of June 30, 2009 for the Funds' other financial instruments:

Assets Valuation Inputs

	Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Managed Bond Fund	$-	$1,831,073	$-	$1,831,073
Blend Fund		640,314	-	640,314

49

Notes to Financial Statements (Unaudited) (Continued)

Liabilities Valuation Inputs

	Other Financial Instruments*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Managed Bond Fund	$-	$(149,659)	$-	$(149,659)
Blend Fund	(230,528)	(73,234)	-	(303,762)
*Other financial instruments include futures and swaps.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

		Investments in Securities
		Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/09
Managed Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt		$1,025,380	$-	$6,576	$186,996	$-	$(1,218,942)	$-	$-	$10	$186,996
Non-U.S. Government Agency Obligations
Student Loans ABS		1,524,812	-	(785,864)	930,211	-	(97,344)	-	-	1,571,815	930,211
Equities
Preferred Stock
Financial		317,380	-	-	9,020	-	-	-	-	326,400	9,020
	Total	$2,867,572	$-	$(779,288)	$1,126,227	$-	$(1,316,286)	$-	$-	$1,898,225	$1,126,227
Blend Fund
Long-Term Investments
Bonds & Notes
Corporate Debt		$820,048	$-	$(9,751)	$115,234	$-	$(925,521)	$-	$-	$10	$115,234
Non-U.S. Government Agency Obligations
Student Loans ABS		968,464	-	(516,425)	606,753	-	(63,969)	-	-	994,823	606,753
	Total	$1,788,512	$-	$(526,176)	$721,987	$-	$(989,490)	$-	$-	$994,833	$721,987

50

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position.

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund's objectives for using the derivatives it held during the period are as follows:

Type of Derivative and Objective for Use	Managed Bond Fund	Blend Fund	Equity Fund
Futures Contracts (Including Options on Futures Contracts)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Short-term Cash Deployment	X	X
Substitution for Cash Investment	X	X
Intention to Create Investment Leverage in Portfolio	X	X
Interest Rate Swaps (Including Caps, Floors, and Collars, and Related Options)
Hedging/Risk Management	X	X
Duration Management	X	X
Asset/Liability Management	X	X
Substitution for Cash Investment	X	X
Intention to Create Investment Leverage in Portfolio	X	X
Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	X	X
Duration/Credit Quality Management	X	X
Directional Investment	X	X
Intention to Create Investment Leverage in Portfolio	X	X
Options (Purchased)
Directional Investment			X
Options (Sold)
Hedging/Risk Management			X
Directional Investment			X

The Blend Fund held rights during the period as a result of corporate actions.

At June 30, 2009 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Interest Rate Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Total
Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$-
Swap Contracts*	-	1,831,073	-	1,831,073
Total Value	$-	$1,831,073	$-	$1,831,073

51

Notes to Financial Statements (Unaudited) (Continued)

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$-
Swap Contracts^	(32,203)	(117,456)	-	(149,659)
Total Value	$(32,203)	$(117,456)	$-	$(149,659)
Realized Gain (Loss)#
Futures Contracts	$(314,499)	$-	$-	$(314,499)
Swap Contracts	(55,686)	369,086	-	313,400
Total Realized Gain (Loss)	$(370,185)	$369,086	$-	$(1,099)
Change in Appreciation (Depreciation)##
Futures Contracts	$376,308	$-	$-	$376,308
Swap Contracts	(32,203)	67,746	-	35,543
Total Change in Appreciation (Depreciation)	$344,105	$67,746	$-	$411,851
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	-
Swap Contracts	$125,000,000	$21,455,000	$-	$146,455,000

Blend Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$-
Swap Contracts*	-	640,314	-	640,314
Rights	-	-	-	-
Total Value	$-	$640,314	$-	$640,314
Liability Derivatives
Futures Contracts^^	$(102,820)	$-	$(127,708)	$(230,528)
Swap Contracts^	(11,334)	(61,900)	-	(73,234)
Total Value	$(114,154)	$(61,900)	$(127,708)	$(303,762)
Realized Gain (Loss)#
Futures Contracts	$(14,891)	$-	$3,525,271	$3,510,380
Swap Contracts	98,305	-	-	98,305
Rights	-	-	-	-
Total Realized Gain (Loss)	$83,414	$-	$3,525,271	$3,608,685
Change in Appreciation (Depreciation)##
Futures Contracts	$(102,820)	$-	$(1,171,393)	$(1,274,213)
Swap Contracts	(11,334)	(68,734)	-	(80,068)
Rights	-	-	-	-
Total Change in Appreciation (Depreciation)	$(114,154)	$(68,734)	$(1,171,393)	$(1,354,281)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	53	-	133	186
Swap Contracts	$44,000,000	$8,145,000	$-	$52,145,000
Rights	-	-	-	-

52

Notes to Financial Statements (Unaudited) (Continued)

Equity Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$-
Liability Derivatives
Written Options^	$-	$-	$-	$-
Realized Gain (Loss)#
Written Options	$-	$-	$547,943	$547,943
Purchased Options	-	-	(141,244)	(141,244)
Total Realized Gain (Loss)	$-	$-	$406,699	$406,699
Change in Appreciation (Depreciation)##
Written Options	$-	$-	$-	$-
Purchased Options	-	-	-	-
Total Change in Appreciation (Depreciation)	$-	$-	$-	$-
Number of Contracts, Notional Amounts or Shares/Units†
Written Options	-	-	-	-
Purchased Options	-	-	-	-

*Statements of Assets and Liabilities location: Investments, at value. Receivables from open swap agreements, at value.

^Statements of Assets and Liabilities location: Payables for open swap agreements, at value and written options.

^^Cumulative appreciation (depreciation) on futures contracts is reported in "Financial Futures Contracts" below. Only current day's variation margin, if any, is reported within the Statements of Assets & Liabilities.

#Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, futures contracts, written options or swap contracts, as applicable.

##Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, futures contracts or swap contracts, as applicable.

†Amount(s) disclosed equal amount(s) outstanding at June 30, 2009.

Further details regarding the derivatives and other investments held by the Funds during the period are discussed below.

Financial Futures Contracts

A Fund may seek to limit a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts, which are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, are similar in economic effect to futures contracts contemplating the delivery of a specified underlying security, but they are based on a specific index of securities (rather than on specified securities) and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically present minimal counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin); as a result, futures contracts are highly leveraged. In order to reduce risk, futures market participants are required to post margin — both at the time they

53

Notes to Financial Statements (Unaudited) (Continued)

enter into futures transactions, and then on a daily basis if their positions decline in value. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See "Options, Warrants, Rights," below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Blend Fund
BUYS
133	S&P Mini 500 Index	9/18/09	$6,088,075	$(127,708)
53	U.S. Treasury Note 5 Year	9/30/09	6,080,094	(102,820)
				$(230,528)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).

When a Fund enters into an interest rate swap, it will typically agree to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against

54

Notes to Financial Statements (Unaudited) (Continued)

the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund's bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap agreements, as a "buyer" or "seller" of credit protection. The buyer of credit protection typically makes periodic payments to the seller based on short-term interest rates in return for the promise of the seller to purchase from the buyer of protection one or more securities at "par value" (full notional value) upon the occurrence of a credit event affecting the issuer of the securities. The credit events that would trigger the seller to make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. The use of credit default swaps may result in the creation of leverage in a Fund's portfolio. A Fund may enter into credit default swaps to manage its exposure to the market and certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed.

During the period when a credit default swap is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the values of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk— the risk that its counterparty will be unable or unwilling to meet its obligations under the swap. The Fund also takes the risk that the market will move against its position in the swap. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

55

Notes to Financial Statements (Unaudited) (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2009. A Fund's maximum risk of loss from counterparty risk is the fair value of the contract.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Managed Bond Fund*
Credit Default Swaps
1,000,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550%)	Cox Communications, Inc.	$(1,845)	$-	$(1,845)
950,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sarah Lee Corp.	(33,994)	-	(33,994)
1,275,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	16,674	(13,001)	3,673
800,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350%)	Southwest Airlines Co.	(42,769)	-	(42,769)
450,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150%)	RadioShack Corp.	(9,712)	-	(9,712)
1,350,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150%)	RadioShack Corp.	(29,136)	-	(29,136)
							(100,782)	(13,001)	(113,783)
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.006%)	Marriot International, Inc.	88,409	-	88,409
250,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050%)	Brunswick Corp.	90,336	-	90,336
							178,745	-	178,745
1,275,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	(9,644)	19,716	10,072
2,950,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	77,798	294,608	372,406
10,030,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	297,757	968,420	1,266,177
							365,911	1,282,744	1,648,655
							$443,874	$1,269,743	$1,713,617

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
125,000,000	USD	5/05/10	Merrill Lynch International	USD CMM 1 year	USD CMS 10 year	$(32,202)	$-	$(32,203)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund**
Credit Default Swaps
700,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550%)	Cox Communications, Inc.	$(1,291)	$-	$(1,291)
600,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850%)	Sarah Lee Corp.	(21,470)	-	(21,470)
400,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000%)	Centex Corp.	5,231	6,185	11,416
525,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150%)	RadioShack Corp.	(11,330)	-	(11,330)
175,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150%)	RadioShack Corp.	(3,777)	-	(3,777)
300,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350%)	Southwest Airlines Co.	(16,039)	-	(16,039)
							(48,676)	6,185	(42,491)
775,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.006%)	Marriot International, Inc.	60,904	-	60,904
150,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050%)	Brunswick Corp.	54,201	-	54,201
							115,105	-	115,105
450,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000%)	Pitney Bowes, Inc.	(3,404)	(4,589)	(7,993)

56

Notes to Financial Statements (Unaudited) (Continued)

925,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	$24,394	$92,377	$116,771
3,145,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%)	CMBX.NA.AAA.1	93,365	303,657	397,022
							114,355	391,445	505,800
							$180,784	$397,630	$578,414

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
44,000,000	USD	5/05/10	Merrill Lynch International	USD CMM 1 year	USD CMS 10 year	$(11,334)	$-	$(11,334)
*	Collateral for swap contracts received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $300,000 and $1,660,000, respectively.
**	Collateral for swap contracts received from Credit Suisse Securities LLC and Goldman Sachs & Co. amounted to $300,000 and $500,000, respectively.

Options, Warrants, Rights

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

57

Notes to Financial Statements (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically present minimal counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source chosen by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Funds had no open written option contracts, purchased options, rights or warrants at June 30, 2009.

58

Notes to Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2009, were as follows:

	Number of Contracts	Premiums Received
Equity Fund
Options outstanding at December 31, 2008	-	$-
Options written	22,214	1,622,351
Options terminated in closing purchase transactions	(22,214)	(1,622,351)
Options outstanding at June 30, 2009	-	$-

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type and have the same interest rate as the securities sold, but will be supported by different pools of mortgages. A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund's portfolio. Dollar rolls involve the risk that the Fund's counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund's repurchase obligation. A Fund's use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar-roll transaction.

A Fund accounts for a dollar-roll transaction as a purchase and sale. If certain criteria are met, these dollar-roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

When-Issued or Delayed-Delivery Transactions

A Fund may enter into when-issued or delayed delivery transactions. In when-issued or delayed-delivery transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund's counterparty fails to deliver a security purchased on a when-issued or delayed-delivery basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued or delayed-delivery securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a

59

Notes to Financial Statements (Unaudited) (Continued)

when-issued or delayed delivery contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund(s) had securities purchased on a when-issued or delayed delivery basis as shown in the Portfolio(s) of Investments at June 30, 2009.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Managed Bond Fund and the Blend Fund and annually for the Equity Fund and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates

60

Notes to Financial Statements (Unaudited) (Continued)

from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at June 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Managed Bond Fund	$3,446,401	$1,898,215	0.3%
Blend Fund	1,935,104	994,823	0.2%

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

0.50% of the first $100 million,
0.45% of the next $200 million,
0.40% of the next $200 million,
0.35% of any excess over $500 million

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital"), pursuant to which Babson Capital serves as the Money Market Fund's, Managed Bond Fund's and Blend Fund's sub-adviser providing day-to-day management of each Fund's investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate 0.13% of the average daily net assets of the Equity Segment of the Blend Fund, 0.09% of the average

61

Notes to Financial Statements (Unaudited) (Continued)

daily net assets of the Money Market and Bond Segments of the Blend Fund, 0.05% of the average daily net assets of the Money Market Fund and 0.10% of the average daily net assets of the Managed Bond Fund.

MassMutual has entered into an investment sub-advisory agreement with OppenheimerFunds, Inc. ("OFI"), pursuant to which OFI serves as one of the sub-advisers to the Equity Fund, providing day-to-day management of a portion of the Equity Fund's investments. OFI is a majority owned, indirect subsidiary of MassMutual. OFI receives a fee from MassMutual equal to an annual rate of 0.23% of the average daily net assets of the portion of the Equity Fund that OFI manages.

MassMutual has also entered into an investment sub-advisory agreement with AllianceBernstein L.P. ("AllianceBernstein"). AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. ("AXA Financial") together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. The sub-advisory agreement with AllianceBernstein provides that AllianceBernstein manage a portion of the investment and reinvestment of the assets of the Equity Fund. MassMutual pays a sub-advisory fee to AllianceBernstein based upon the aggregate net assets under management which include (1) the average daily net asset value of the portion of the assets of the Equity Fund that AllianceBernstein manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which AllianceBernstein provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to the Funds. Pursuant to a 12b-1 Plan adopted by the Funds, Service Class shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares, if available, of each Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class shareholders.

Expense Caps and Waivers

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its management fees in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MassMutual may amend or discontinue this waiver at any time without advance notice.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2009, no significant amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

62

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2009, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Managed Bond Fund	$745,144,074	$175,493,986	$679,992,571	$108,378,656
Blend Fund	327,615,039	256,973,833	341,578,435	254,135,243
Equity Fund	-	450,328,025	-	436,980,902

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Money Market Fund Initial Class
Sold	115,617,347	$115,535,594	154,708,433	$154,586,413
Issued as reinvestment of dividends	107,598	107,522	2,747,473	2,743,988
Redeemed	(63,127,450)	(63,082,748)	(86,487,314)	(86,418,368)
Net increase (decrease)	52,597,495	$52,560,368	70,968,592	$70,912,033
Managed Bond Fund Initial Class
Sold	11,983,272	$144,621,168	18,492,404	$223,032,522
Issued as reinvestment of dividends	1,212,246	14,303,104	2,229,226	26,760,836
Redeemed	(4,057,677)	(48,568,390)	(14,856,416)	(177,735,717)
Net increase (decrease)	9,137,841	$110,355,882	5,865,214	$72,057,641
Managed Bond Fund Service Class*
Sold	905,029	$10,832,501	662,138	$7,774,538
Issued as reinvestment of dividends	25,934	305,785	6,661	79,335
Redeemed	(43,456)	(521,226)	(11,745)	(137,051)
Net increase (decrease)	887,507	$10,617,060	657,054	$7,716,822
Blend Fund Initial Class
Sold	490,982	$6,291,730	936,637	$14,811,952
Issued as reinvestment of dividends	331,147	4,101,129	1,439,254	21,990,890
Redeemed	(3,546,911)	(44,616,245)	(8,901,525)	(138,491,184)
Net increase (decrease)	(2,724,782)	$(34,223,386)	(6,525,634)	$(101,688,342)
Blend Fund Service Class*
Sold	134,457	$1,706,199	134,050	$1,793,413
Issued as reinvestment of dividends	1,548	19,154	1,160	15,407
Redeemed	(8,915)	(119,409)	(8,276)	(112,102)
Net increase (decrease)	127,090	$1,605,944	126,934	$1,696,718
Equity Fund Initial Class
Sold	3,658,156	$48,036,582	9,576,572	$169,429,512
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(4,341,693)	(58,026,275)	(8,591,865)	(164,162,153)
Net increase (decrease)	(683,537)	$(9,989,693)	984,707	$5,267,359

63

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Equity Fund Service Class*
Sold	140,293	$1,855,018	162,751	$2,220,960
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(21,459)	(289,628)	(20,983)	(273,646)
Net increase (decrease)	118,834	$1,565,390	141,768	$1,947,314

*Service Class shares commenced operations on August 15, 2008.

6. Federal Income Tax Information

At June 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Managed Bond Fund	$739,365,096	$15,761,493	$(20,406,298)	$(4,644,805)
Blend Fund	535,870,442	67,013,214	(19,252,399)	47,760,815
Equity Fund	796,844,798	69,726,062	(81,613,945)	(11,887,883)

Note: The aggregate cost for investments for the Money Market Fund at June 30, 2009, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2008, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2016
Money Market Fund	$168,922	$-	$-	$618	$-
Blend Fund	-	35,880,084	44,174,039	-	36,382,107
Equity Fund	-	-	-	-	92,261,550

The following Fund(s) elected to defer to January 1, 2009, post-October capital losses:

Amount
Blend Fund	$23,235,028
Equity Fund	105,691,981

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2008, was as follows:

	Ordinary Income		Long Term Capital Gain		Return of Capital
Money Market Fund	$2,745,267		$-		$-
Managed Bond Fund	26,840,171	-		-
Blend Fund	21,923,141		-		83,156

64

Notes to Financial Statements (Unaudited) (Continued)

The Funds are subject to the provisions of FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

9. Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

10. Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

11. Trustees' Approval of Investment Advisory Contracts

At meetings in April and May 2009, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Money Market Fund, Managed Bond Fund, Blend Fund and Equity Fund. In preparation for the meeting, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Trustees received in advance of the meeting (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party

65

Notes to Financial Statements (Unaudited) (Continued)

Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Trustees in their evaluation of the Contracts. The Trustees also considered information presented to them throughout the year regarding MassMutual and each of the Sub-Advisers.

The Trustees considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with its review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Trustees also noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

The Trustees reviewed performance and expense information for each of the Managed Bond Fund and Blend Fund, separately. In the course of the discussion, they noted, among other things, the fact that each Fund (i) had total net expenses that ranked in the 1st quintile in the Fund's expense group and expense universe and (ii) had performance for the three-year period ended December 31, 2008 that ranked in the 2nd quintile or better in the Fund's performance group or performance universe.

In their review of the Money Market Fund, the Trustees noted that the Fund had a generally acceptable total net expense ratio (total net expenses that ranked in the 3rd quintile in the Fund's expense group and expense universe), and that, although the Fund had experienced unfavorable relative three-year performance, the Fund had performed consistent with expectations during the very difficult past year. They noted that, due principally to the Fund's conservative positioning, the Fund avoided many of the net asset value concerns that had affected certain other money market funds.

In the case of the Equity Fund, the Trustees noted that, although the Fund had experienced unfavorable relative performance for the three-year period ended December 31, 2008, it had achieved performance that ranked in the 3rd quintile or better in the Fund's performance universe in 2007 and 2006, and that MassMutual had reiterated its continued confidence in its portfolio managers. MassMutual noted that the Fund had performance for the year-to-date period ended March 31, 2009 that ranked in the 1st quintile of its performance universe. The Trustees also noted that the Fund had total net expenses that ranked in the 1st quintile in the Fund's expense group and expense universe.

In conjunction with their review of the Third-Party Report, the Trustees also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis of the expected level of profitability

66

Notes to Financial Statements (Unaudited) (Continued)

assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Independent Trustees did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of each Fund and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

12. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 18, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

67

Other Information (Unaudited)

Fund Expenses June 30, 2009

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2009:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2009.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Initial Class	$1,000	0.44%	$1,000.60	$2.18	$1,022.60	$2.21
Managed Bond Fund
Initial Class	1,000	0.44%	1,047.80	2.23	1,022.60	2.21
Service Class	1,000	0.69%	1,046.60	3.50	1,021.40	3.46
Blend Fund
Initial Class	1,000	0.49%	1,039.00	2.48	1,022.40	2.46
Service Class	1,000	0.74%	1,037.70	3.74	1,021.10	3.71
Equity Fund
Initial Class	1,000	0.46%	1,085.80	2.38	1,022.50	2.31
Service Class	1,000	0.71%	1,084.50	3.67	1,021.30	3.56

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2009, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

68

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

MassMutual
FINANCIAL GROUP

© 2009 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

14540_11a 809
RI 02190 00 610

MML Series Investment Fund II
Semiannual Report

MML Inflation-Protected and Income Fund

MML Enhanced Index Core Equity Fund

MML Small Cap Equity Fund

MML Strategic Emerging Markets Fund

MML China Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2009

MassMutual FINANCIAL GROUP®

We'll help you get there.®

Table of Contents

President's Letter to Shareholders	1
Portfolio Summaries	3
Portfolio of Investments
MML Inflation-Protected and Income Fund	8
MML Enhanced Index Core Equity Fund	12
MML Small Cap Equity Fund	18
MML Strategic Emerging Markets Fund	35
MML China Fund	37
Statements of Assets and Liabilities	40
Statements of Operations	44
Statements of Changes in Net Assets	46
Financial Highlights	50
Statement of Cash Flows	54
Notes to Financial Statements	55
Other Information	75

This material must be preceded or accompanied by a current prospectus for the MML Series Investment Fund II. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Series Investment Fund II – President's Letter to Shareholders

 To Our Shareholders

Richard J. Byrne

"Long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking."

June 30, 2009

Welcome to the MML Series Investment Fund II Semiannual Report covering the six months ended June 30, 2009. Continuing a trend that was firmly established in 2008, global stock markets declined substantially early in 2009. Stocks staged a strong rally starting in March, and finished the first half of the year with most broad indexes — except the Dow Jones Industrial AverageSM (the "Dow") — in positive territory. Investors digested and reacted to a lot of economic news and watched with interest as governments worldwide implemented various strategies to stimulate recovery. In the United States, unemployment continued its upward climb, consumer spending was constrained and seemed to reflect worker concerns about job security. Some market watchers saw an increase in personal savings rates as less of a positive and more of a sign that savers were putting off purchases and building up reserves due to the uncertain economic environment. On the positive side, durable goods orders surged in both April and May and, as the market rally extended into June, investors seemed to believe that the worst of the financial crisis had passed and generally overlooked bad news to focus on the "green shoots" of a potential economic recovery.

Key events that defined the period

In January, Barack Obama was sworn in as the 44th president of the United States and, the following month, signed into law the $787 billion American Recovery and Reinvestment Act of 2009. The Federal Reserve ("Fed") launched a program to purchase long-term Treasury bonds in an effort to drive down interest rates and make it less expensive for businesses and consumers to borrow money. On the world stage, the leaders of 20 nations gathered in London — and committed, at the G-20 Summit, to continue various government stimulus packages to help cushion the global economic downturn, and to use the International Monetary Fund ("IMF") as a way to aid financially stricken economies.

Some signs of stabilization emerged throughout the world. In the U.S., consumer confidence, as measured by The Conference Board's Consumer Confidence Index, posted a sharp improvement in April and May before pulling back somewhat in June. Japanese industrial production showed a surprising gain toward the end of the period; and in China, industrial production began to build momentum.

For the six months ended June 30, 2009, the Dow, a measure of blue-chip stock performance in the U.S., declined 2.01% and was the only major domestic equity benchmark to lose ground during the period. Conversely, the S&P 500® Index ("S&P 500"), an indicator of large-cap stock performance, advanced 3.16%. Positive results were also found in other key market benchmarks, with the NASDAQ Composite® Index, the barometer of technology stocks, outperforming all other broad equity indexes with its impressive 17.17% gain. Smaller returns came from small-cap benchmark the Russell 2000® Index, which advanced 2.64%, and the MSCI® EAFE® Index, an indicator of foreign developed markets' stock performance, which posted an 8.42% return. For the most part, fixed-income investments lagged their equity counterparts, as the Barclays Capital U.S. Aggregate Bond Index finished the period with an advance of 1.91%.*

The six months in review

As 2009 began, the stock market declines that had characterized much of 2008 continued: Both the Dow and the S&P 500 marked their worst January returns on record. Fixed-income investments were not immune, as the Barclays Capital U.S. Aggregate Bond Index fell 0.88% for the month. Also during

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund II – President's Letter to Shareholders (Continued)

January, the U.S. Department of Commerce announced that sales of new single-family homes fell 14.7%. In February, as stock and bond markets continued to lose ground (with major equity indexes falling to their lowest levels in 12 years), the Commerce Department revised its fourth-quarter 2008 Gross Domestic Product ("GDP") reading downward, reflecting a 6.2% drop versus a previously reported GDP contraction of 3.8%. This revised figure marked the worst decline since the 6.4% decrease in the first quarter of 1982. In March, the equity markets turned a corner, with most indexes listing gains of more than 6%. April marked one of the strongest monthly advances for the equity markets over the past decade, as investors reacted positively to signs of improvement in the global economy and better-than-expected results from the banking sector in the U.S. During the month, some major U.S. banks announced improved earnings, and the Fed completed and reported largely positive results for its "stress tests," which were designed to determine the capital needs of the 19 largest U.S. banks. Stock and bond markets (except for U.S. Treasuries) continued their strong gains in May, but the U.S. dollar weakened to multi-month lows against the euro and other currencies — marking the end of the "flight to quality" that had benefited the dollar earlier in the year. May also saw the U.S. unemployment rate move to a new 25-year high of 8.9%. Overall unemployment continued to climb and reached 9.5% at the end of June. The stock market rally that had started in March began to cool off in June, with most broad indexes finishing mildly positive or slightly negative for the month. Finally, crude oil reached a new high for the period, closing at $72.68 a barrel on June 11, the highest level in eight months.

Keeping it in perspective

Clearly, the first half of 2009 has demonstrated the cyclical nature of the financial markets. There will always be "up" and "down" periods, but over the long term, opportunities may arise for investors who maintain a coherent strategy. This may be an ideal time to consult your financial professional to assess your plan and help ensure you are on track to reach your financial goals. Although market conditions can, and often do, change on a daily basis, long-term investors who position their portfolios to handle ever-changing market environments may be better equipped to weather any storm. By tailoring your asset allocation to your risk tolerance and time horizon, you can devise a financial strategy that can help you reach your goals, regardless of the direction the market is taking.*

I thank you for your continued confidence in MassMutual, as you strive to achieve a more secure financial future.

Sincerely,

Richard J. Byrne
President

* Asset allocation does not ensure a profit and does not protect against loss in a declining market.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/09 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund II – Portfolio Summaries

What is the investment objective of MML Inflation-Protected and Income Fund, and who is the Fund's sub-adviser?
The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund will normally invest at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally (though it will not necessarily) hedge foreign-currency risk back to the U.S. dollar. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MML Inflation-Protected and Income Fund Quality Structure (% of Net Assets) on 6/30/09 (Unaudited)
U.S. Government, Aaa/AAA	108.8%
Aa/AA	2.2%
A/A	5.8%
Baa/BBB	0.6%
Ba/BB	0.2%
Total Long-Term Investments	117.6%
Short-Term Investments and Other Assets and Liabilities	(17.6%)
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Enhanced Index Core Equity Fund, and who is the Fund's sub-adviser?
The Fund's investment objective is to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark. Under normal market conditions, the Fund will invest substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations, at the time of purchase, are included in the range of companies in the S&P 500 Index. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

"Standard & Poor's® ", "S&P® ", "S&P 500® ", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MML Enhanced Index Core Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Exxon Mobil Corp.	4.5%
Johnson & Johnson	2.1%
International Business Machines Corp.	2.1%
General Electric Co.	1.9%
Apple, Inc.	1.9%
The Procter & Gamble Co.	1.8%
Pfizer, Inc.	1.8%
AT&T, Inc.	1.7%
Cisco Systems, Inc.	1.6%
Bank of America Corp.	1.6%
21.0%

MML Enhanced Index Core Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Non-cyclical	24.4%
Financial	13.6%
Technology	13.2%
Communications	11.9%
Energy	11.5%
Industrial	11.0%
Consumer, Cyclical	8.2%
Utilities	3.8%
Basic Materials	2.3%
Diversified	0.0%
Total Long-Term Investments	99.9%
Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Small Cap Equity Fund, and who is the Fund's sub-adviser?
The Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies. The Fund's sub-adviser is OppenheimerFunds, Inc. (OFI).

Effective May 1, 2009, MML Small Company Opportunities Fund was merged into MML Small Cap Equity Fund.

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
iShares Russell 2000 Index Fund	0.7%
TIBCO Software, Inc.	0.5%
MSCI Inc. Class A	0.5%
AK Steel Holding Corp.	0.5%
Savient Pharmaceuticals, Inc.	0.4%
Skyworks Solutions, Inc.	0.4%
CommScope, Inc.	0.4%
3Com Corp.	0.4%
Tech Data Corp.	0.4%
NuVasive, Inc.	0.4%
4.6%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/09 (Unaudited)
Consumer, Cyclical	18.3%
Consumer, Non-cyclical	17.5%
Industrial	17.2%
Financial	13.4%
Technology	11.8%
Communications	9.3%
Energy	5.5%
Basic Materials	4.7%
Utilities	0.8%
Mutual Funds	0.7%
Diversified	0.0%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML Strategic Emerging Markets Fund, and who is the Fund's sub-adviser?
The Fund seeks long-term capital growth by normally investing at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to MSCI (Morgan Stanley Capital International) Barra. The Fund's sub-adviser is Baring International Investment Limited (Baring).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
Petroleo Brasileiro SA Sponsored ADR (Brazil)	5.0%
China Mobile Ltd. Sponsored ADR (Hong Kong)	4.0%
Vale SA Sponsored ADR (Brazil)	4.0%
Itau Unibanco Holding SA Sponsored ADR (Brazil)	3.7%
Gazprom OAO Sponsored ADR (Russia)	3.6%
Naspers Ltd.	2.7%
America Movil SAB de C.V. Sponsored ADR (Mexico)	2.7%
Industrial & Commercial Bank of China	2.6%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2.5%
China Construction Bank Corp. Class H	2.5%
33.3%

MML Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 6/30/09 (Unaudited)
Brazil	18.1%
Russia	11.2%
China	9.1%
Republic of Korea	7.5%
South Africa	7.3%
Taiwan	7.2%
Mexico	7.1%
Hong Kong	6.9%
Israel	4.1%
Indonesia	4.1%
Cayman Islands	3.8%
Turkey	3.2%
India	2.1%
Bermuda	1.9%
Channel Islands	1.7%
Egypt	1.7%
Malaysia	1.0%
United Kingdom	0.5%
Switzerland	0.5%
Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%
Net Assets	100.0%

MML Series Investment Fund II – Portfolio Summaries (Continued)

What is the investment objective of MML China Fund, and who is the Fund's sub-adviser?
The Fund seeks to achieve long-term capital growth of assets by normally investing at least 80% of its net assets in investments of companies located in China. A company generally is considered to be located in China if it is tied economically to China, as determined by the Fund's sub-adviser. The Fund's sub-adviser is Baring International Investment Limited (Baring).

MML China Fund Largest Holdings (% of Net Assets) on 6/30/09 (Unaudited)
China Construction Bank Corp. Class H	4.9%
Industrial & Commercial Bank of China	4.6%
Ping An Insurance Group Co. of China Ltd.	3.4%
China Merchants Bank Co. Ltd.	3.1%
Ctrip.com International Ltd. ADR	3.1%
China Mobile Ltd.	3.0%
Yanlord Land Group Ltd.	2.7%
China Life Insurance Co. Ltd.	2.5%
China Mengniu Dairy Co. Ltd.	2.5%
China Oilfield Services Ltd.	2.4%
32.2%

MML China Fund Country Weightings (% of Net Assets) on 6/30/09 (Unaudited)
China	50.6%
Hong Kong	22.5%
Cayman Islands	16.4%
Bermuda	4.8%
Singapore	2.7%
Australia	1.0%
Taiwan	0.6%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 117.6%
CORPORATE DEBT – 14.8%
Banks – 1.9%
Citibank NA FRN 0.748% 3/30/11	$1,750,000	$1,749,092
PNC Funding Corp. 1.420% 4/01/12	1,500,000	1,513,080
State Street Bank and Trust Co. FRN 0.829% 9/15/11	1,750,000	1,763,480
Union Bank NA FRN 0.824% 3/16/12	1,750,000	1,766,037
Wells Fargo & Co. FRN 0.849% 6/15/12	1,500,000	1,513,743
		8,305,432
Beverages – 0.5%
Diageo Finance BV 3.875% 4/01/11	1,250,000	1,280,680
PepsiAmericas, Inc. 5.625% 5/31/11	1,000,000	1,057,738
		2,338,418
Chemicals – 0.3%
Praxair, Inc. FRN 0.751% 5/26/10	1,320,000	1,322,566
Computers – 0.5%
Hewlett-Packard Co. FRN 1.710% 5/27/11	2,000,000	2,025,662
Cosmetics & Personal Care – 0.5%
Procter & Gamble International Funding SCA FRN 0.996% 5/07/10	2,000,000	1,997,578
Diversified Financial – 6.4%
American Honda Finance Corp. (a) 3.156% 6/02/11	2,000,000	1,996,430
CIT Group, Inc. FRN 1.110% 3/15/17	2,880,000	1,034,928
General Electric Capital Corp. FRN 1.563% 12/09/11	2,500,000	2,564,327
The Goldman Sachs Group, Inc. FRN 0.901% 6/28/10	1,350,000	1,342,742
The Goldman Sachs Group, Inc. 1.625% 7/15/11	2,125,000	2,136,332
JP Morgan Chase & Co. FRN 0.741% 2/23/11	1,225,000	1,227,293
JP Morgan Chase & Co. FRN 0.859% 6/15/12	1,850,000	1,870,744
JP Morgan Chase & Co. FRN 1.283% 1/17/11	1,350,000	1,335,301
JP Morgan Chase & Co. 2.625% 12/01/10	1,750,000	1,792,455
Lehman Brothers Holdings, Inc. FRN (b) 6.080% 5/12/14	5,195,000	766,263
Morgan Stanley FRN 0.829% 3/13/12	1,750,000	1,766,020
Morgan Stanley FRN 1.236% 2/10/12	2,500,000	2,527,583
Morgan Stanley FRN 1.616% 3/01/16	1,200,000	1,041,576
Morgan Stanley FRN 1.620% 5/01/14	1,525,000	1,339,270
Morgan Stanley Series C FRN 1.966% 11/01/13	6,156,000	5,561,454
		28,302,718
Electric – 0.2%
Virginia Electric and Power Co, Series B 4.500% 12/15/10	1,000,000	1,024,255
Foods – 1.0%
General Mills, Inc. 6.000% 2/15/12	1,500,000	1,614,892
Kellogg Co, Series B 6.600% 4/01/11	1,500,000	1,607,180
Kraft Foods, Inc. 5.625% 11/01/11	1,000,000	1,062,474
		4,284,546
Health Care — Products – 0.2%
Baxter FinCo BV 4.750% 10/15/10	1,000,000	1,035,950
Insurance – 1.0%
Pacific Life Global Funding VRN (a) 1.800% 2/06/16	5,000,000	4,386,250
Multi-National – 0.5%
International Bank for Reconstruction & Development FRN 5.710% 12/10/13	2,500,000	2,304,375
Pharmaceuticals – 1.0%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,002,558
Pfizer, Inc. FRN 2.579% 3/15/11	1,100,000	1,133,288
Wyeth 6.700% 3/15/11	1,216,000	1,316,549
		4,452,395
Telecommunications – 0.8%
AT&T Corp. 7.300% 11/15/11	1,250,000	1,370,805
Verizon Wireless Capital LLC FRN (a) 3.316% 5/20/11	2,000,000	2,058,354
		3,429,159
TOTAL CORPORATE DEBT (Cost $71,862,218)		65,209,304
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 8.1%
Auto Floor Plan ABS – 0.3%
BMW Floorplan Master Owner Trust, Series 2006-1A, Class A FRN (a) 0.319% 9/17/11	1,125,000	1,119,319
Automobile ABS – 2.4%
BMW Vehicle Lease Trust, Series 2009-1, Class A1 0.792% 1/15/10	850,000	850,288
BMW Vehicle Lease Trust, Series 2009-1, Class A2 2.040% 9/15/10	1,125,000	1,128,871
BMW Vehicle Lease Trust, Series 2007-1, Class A3A 4.590% 4/15/10	970,226	974,201

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Auto Trust Securitization, Series 2007-1, Class A3 FRN 0.369% 3/15/11	$759,273	$732,146
Nissan Auto Lease Trust, Series 2009-A, Class A1 1.043% 6/15/10	850,000	850,399
Nissan Auto Lease Trust, Series 2009-A, Class A2 2.010% 4/15/11	850,000	851,872
USAA Auto Owner Trust, Series 2008-3, Class A2 3.580% 3/15/11	1,638,376	1,647,367
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	350,000	359,289
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	437,000	449,602
Volkswagen Auto Lease Trust, Series 2009-A, Class A1 1.452% 12/15/09	1,295,690	1,297,777
Volkswagen Auto Lease Trust, Series 2009-A, Class A2 2.870% 10/15/10	1,275,000	1,286,185
		10,427,997
Credit Card ABS – 1.1%
Chase Issuance Trust, Series 2005-A8, Class A8 FRN 0.359% 10/15/12	1,650,000	1,632,121
Chase Issuance Trust, Series 2008-A7, Class A7 FRN 0.969% 11/15/11	1,150,000	1,150,881
Chase Issuance Trust, Series 2009-A4, Class A4 FRN 1.068% 6/15/12	800,000	800,375
Chase Issuance Trust, Series 2009-A5, Class A5 FRN 1.111% 6/15/12	1,150,000	1,150,000
		4,733,377
Student Loans ABS – 4.3%
Nelnet Student Loan Corp., Series 2004-2A, Class A2 FRN 0.691% 11/25/13	973,834	962,148
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.829% 12/17/18	150,904	148,260
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.829% 3/15/19	657,659	650,260
SLM Student Loan Trust, Series 2003-5, Class A4 FRN 0.839% 12/17/18	488,648	486,052
SLM Student Loan Trust, Series 2007-2, Class A1 FRN 1.072% 4/25/14	911,214	911,072
SLM Student Loan Trust, Series 2007-3, Class A1 FRN 1.082% 10/27/14	389,786	388,994
SLM Student Loan Trust, Series 2006-7, Class A2 FRN 1.082% 10/25/16	6,775	6,776
SLM Student Loan Trust, Series 2006-5, Class A2 FRN 1.082% 7/25/17	1,576,016	1,575,524
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 1.082% 10/25/18	99,986	99,096
SLM Student Loan Trust, Series 2007-1, Class A2 FRN 1.092% 1/25/16	1,021,022	1,018,948
SLM Student Loan Trust, Series 2006-8, Class A2 FRN 1.092% 10/25/16	214,254	213,350
SLM Student Loan Trust, Series 2006-2, Class A2 FRN 1.092% 1/25/17	22,175	22,175
SLM Student Loan Trust, Series 2006-2, Class A2 FRN 1.102% 10/26/15	322,581	322,631
SLM Student Loan Trust, Series 2006-10, Class A2 FRN 1.102% 10/25/17	502,042	502,121
SLM Student Loan Trust, Series 2005-10, Class A3 FRN 1.142% 10/25/16	999,411	995,039
SLM Student Loan Trust, Series 2005-9, Class A3 FRN 1.142% 1/25/19	1,117,381	1,113,191
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 1.172% 4/25/17	170,147	168,206
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 1.182% 4/25/22	405,414	400,537
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 1.182% 7/25/22	1,651,554	1,624,974
SLM Student Loan Trust, Series 2004-7, Class A4 FRN 1.242% 1/25/17	323,836	322,369
SLM Student Loan Trust, Series 2007-6, Class A1 FRN 1.262% 4/25/11	1,447,380	1,436,750
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 1.292% 1/25/16	315,000	308,946
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 1.342% 1/25/14	200,000	194,813
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 1.392% 1/25/15	344,760	343,197
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 1.492% 10/27/14	1,859,517	1,845,559

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-3, Class A1 FRN 1.592% 1/25/14	$294,367	$294,275
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 1.592% 10/25/17	490,000	463,203
SLM Student Loan Trust, Series 2008-4, Class A1 FRN 1.772% 1/25/10	1,018,318	1,019,432
SLM Student Loan Trust, Series 2008-5, Class A1 FRN 1.892% 10/25/13	26,350	26,391
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 2.142% 7/25/12	175,000	175,492
SLM Student Loan Trust, Series 2008-9, Class A FRN 2.592% 10/25/17	392,888	400,500
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 1.263% 10/28/28	707,830	705,618
		19,145,899
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,339,848)		35,426,592
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 0.6%
Pass-Through Securities – 0.6%
Federal Home Loan Mortgage Corp., Pool #1Q0239 FRN 5.372% 3/01/37	2,449,939	2,536,425
TOTAL PASS-THROUGH SECURITIES (Cost $2,496,641)		2,536,425
U.S. TREASURY OBLIGATIONS – 94.1%
U.S. Treasury Bonds & Notes – 94.1%
U.S. Treasury Bond 4.250% 5/15/39	2,000,000	1,980,313
U.S. Treasury Inflation Index 0.625% 4/15/13	8,599,850	8,499,070
U.S. Treasury Inflation Index 1.250% 4/15/14	11,787,867	11,850,490
U.S. Treasury Inflation Index 1.375% 7/15/18	13,946,883	13,521,938
U.S. Treasury Inflation Index 1.625% 1/15/15	19,820,893	19,772,888
U.S. Treasury Inflation Index 1.625% 1/15/18	11,383,869	11,299,379
U.S. Treasury Inflation Index 1.750% 1/15/28	7,770,750	7,340,931
U.S. Treasury Inflation Index 1.875% 7/15/13	11,725,393	12,036,849
U.S. Treasury Inflation Index 1.875% 7/15/15	18,048,933	18,266,083
U.S. Treasury Inflation Index 2.000% 4/15/12	9,488,363	9,758,359
U.S. Treasury Inflation Index 2.000% 1/15/14	14,014,844	14,369,595
U.S. Treasury Inflation Index 2.000% 7/15/14	20,649,508	21,181,878
U.S. Treasury Inflation Index 2.000% 1/15/16	22,060,545	22,391,453
U.S. Treasury Inflation Index 2.000% 1/15/26	16,855,610	16,523,765
U.S. Treasury Inflation Index 2.125% 1/15/19	15,045,768	15,539,457
U.S. Treasury Inflation Index 2.375% 4/15/11	13,234,637	13,644,083
U.S. Treasury Inflation Index 2.375% 1/15/17	14,971,510	15,626,513
U.S. Treasury Inflation Index 2.375% 1/15/25	26,248,800	27,060,872
U.S. Treasury Inflation Index 2.375% 1/15/27	12,296,191	12,743,849
U.S. Treasury Inflation Index 2.500% 7/15/16	17,500,051	18,391,460
U.S. Treasury Inflation Index 2.500% 1/15/29	10,065,271	10,666,042
U.S. Treasury Inflation Index 2.625% 7/15/17	8,816,730	9,400,839
U.S. Treasury Inflation Index 3.000% 7/15/12	13,821,548	14,674,597
U.S. Treasury Inflation Index 3.375% 1/15/12	9,414,429	10,019,747
U.S. Treasury Inflation Index 3.375% 4/15/32	6,727,000	8,481,275
U.S. Treasury Inflation Index 3.500% 1/15/11	1,868,278	1,951,182
U.S. Treasury Inflation Index 3.625% 4/15/28	17,342,237	21,190,045
U.S. Treasury Inflation Index 3.875% 4/15/29	17,685,004	22,451,684
U.S. Treasury Note 1.875% 6/15/12	13,000,000	13,095,470
U.S. Treasury Note 2.250% 5/31/14	6,500,000	6,413,672
U.S. Treasury Note 3.125% 5/15/19	4,100,000	3,965,149
		414,108,927
TOTAL U.S. TREASURY OBLIGATIONS (Cost $412,787,900)		414,108,927
TOTAL BONDS & NOTES (Cost $522,486,607)		517,281,248
TOTAL LONG-TERM INVESTMENTS (Cost $522,486,607)		517,281,248
SHORT-TERM INVESTMENTS – 54.5%
Commercial Paper – 54.5%
Abbey National NA LLC 0.750% 2/26/10	6,627,000	6,593,865
AGL Capital Corp. 0.600% 7/07/09	2,000,000	1,999,800

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AGL Capital Corp. 0.600% 7/10/09	$4,250,000	$4,249,363
American Honda Finance Corp. 0.480% 9/16/09	8,576,000	8,567,195
Autozone, Inc. 0.600% 7/01/09	5,170,000	5,170,000
Avery Dennison Corp. 0.800% 7/14/09	6,975,000	6,972,985
Basf Aktiengesellsch 0.400% 7/20/09	5,579,000	5,577,822
Bemis Co., Inc. 0.500% 7/01/09	4,550,000	4,550,000
BMW US Capital LLC 1.300% 7/07/09	5,858,000	5,856,731
BMW US Capital LLC 1.250% 7/08/09	5,640,000	5,638,629
BNP Paribas Finance, Inc. 0.230% 7/27/09	5,000,000	4,999,169
Cadbury Schweppes Financial 0.600% 8/14/09	3,522,000	3,519,417
Cadbury Schweppes Financial 0.730% 9/15/09	3,000,000	2,995,377
Covidien International Finance SA 0.500% 8/24/09	4,825,000	4,821,381
Covidien International Finance SA 0.520% 8/04/09	6,000,000	5,997,053
CVS Corp. 0.500% 7/22/09	7,000,000	6,997,958
Devon Energy Corp. 0.450% 7/15/09	6,200,000	6,198,915
Duke Energy Corp. 0.750% 7/06/09	6,950,000	6,949,276
E. ON AG 0.700% 9/02/09	3,500,000	3,495,713
E. ON AG 0.650% 8/17/09	7,513,000	7,506,624
Equifax, Inc. 0.550% 7/01/09	2,600,000	2,600,000
Equifax, Inc. 0.700% 7/27/09	6,200,000	6,196,866
Export-Import Bank of the United States 1.720% 8/26/09	11,575,000	11,544,031
H.J. Heinz Finance Co. 0.600% 7/17/09	6,900,000	6,898,160
HSBC Finance Corp. 0.600% 7/21/09	11,500,000	11,496,167
Ingersoll Rand Global Holding Co. 0.800% 7/14/09	7,000,000	6,997,978
ITT Corp. 0.900% 7/23/09	2,500,000	2,498,625
Lincoln National Corp. 1.150% 8/18/09	6,200,000	6,190,493
Oneok, Inc. 0.500% 7/07/09	970,000	969,919
Pearson Holdings 0.500% 7/13/09	6,400,000	6,398,933
Public Service Electric & Gas 0.600% 7/31/09	10,500,000	10,494,750
Reed Elsevier, Inc. 0.400% 7/01/09	2,600,000	2,600,000
Reed Elsevier, Inc. 0.500% 7/13/09	1,000,000	999,833
Reed Elsevier, Inc. 0.550% 7/24/09	5,780,000	5,777,969
Ryder System, Inc. 1.000% 7/15/09	7,000,000	6,997,278
Safeway, Inc. 0.550% 7/01/09	5,000,000	5,000,000
Staples, Inc. 0.700% 7/27/09	7,000,000	6,996,461
Tyco International Finance SA 0.680% 7/29/09	7,000,000	6,996,298
Volkswagen of America 0.750% 7/02/09	7,000,000	6,999,854
Wellpoint, Inc. 1.000% 9/21/09	6,975,000	6,959,113
Xcel Energy, Inc. 0.550% 7/16/09	2,000,000	1,999,542
Xcel Energy, Inc. 0.750% 8/24/09	479,000	478,461
Xcel Energy, Inc. 0.850% 8/24/09	707,000	706,099
XTO Energy, Inc. 0.550% 7/20/09	6,200,000	6,198,200
TOTAL SHORT-TERM INVESTMENTS (Cost $239,652,303)		239,652,303
TOTAL INVESTMENTS – 172.1% (Cost $762,138,910) (c)		756,933,551
Other Assets/ (Liabilities) – (72.1)%		(317,005,191)
NET ASSETS – 100.0%		$439,928,360

Notes to Portfolio of Investments Industry classifications are unaudited
ABS	Asset Backed Security
FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $9,560,353 or 2.17% of net assets.
(b)	Security is currently in default.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	1,200	$6,060
Omnicom Group, Inc.	500	15,790
		21,850
Aerospace & Defense – 2.3%
The Boeing Co.	300	12,750
General Dynamics Corp.	700	38,773
Goodrich Corp.	300	14,991
L-3 Communications Holdings, Inc.	200	13,876
Lockheed Martin Corp.	700	56,455
Northrop Grumman Corp.	1,200	54,816
Raytheon Co.	1,400	62,202
Rockwell Collins, Inc.	100	4,173
United Technologies Corp.	1,600	83,136
		341,172
Agriculture – 2.2%
Altria Group, Inc.	2,950	48,351
Archer-Daniels-Midland Co.	2,200	58,894
Lorillard, Inc.	300	20,331
Philip Morris International, Inc.	4,250	185,385
Reynolds American, Inc.	400	15,448
		328,409
Airlines – 0.0%
Southwest Airlines Co.	500	3,365
Apparel – 0.2%
Nike, Inc. Class B	500	25,890
VF Corp.	200	11,070
		36,960
Auto Manufacturers – 0.2%
Ford Motor Co. (a)	4,400	26,708
Paccar, Inc.	200	6,502
		33,210
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	100	1,126
Johnson Controls, Inc.	700	15,204
		16,330
Banks – 5.3%
Bank of America Corp.	18,165	239,778
The Bank of New York Mellon Corp.	1,686	49,416
BB&T Corp.	1,800	39,564
Capital One Financial Corp.	935	20,458
Comerica, Inc.	400	8,460
Fifth Third Bancorp	1,100	7,810
First Horizon National Corp.	1,469	17,626
KeyCorp	900	4,716
M&T Bank Corp.	200	10,186
Marshall & Ilsley Corp.	1,600	7,680
Northern Trust Corp.	300	16,104
PNC Financial Services Group, Inc.	1,064	41,294
Regions Financial Corp.	3,047	12,310
State Street Corp.	500	23,600
SunTrust Banks, Inc.	500	8,225
U.S. Bancorp	3,600	64,512
Wells Fargo & Co.	8,876	215,332
Zions Bancorp	200	2,312
		789,383
Beverages – 1.8%
Brown-Forman Corp. Class B	300	12,894
The Coca-Cola Co.	2,100	100,779
Coca-Cola Enterprises, Inc.	1,500	24,975
Constellation Brands, Inc. Class A (a)	400	5,072
Dr. Pepper Snapple Group, Inc. (a)	1,300	27,547
Molson Coors Brewing Co. Class B	200	8,466
The Pepsi Bottling Group, Inc.	700	23,688
PepsiCo, Inc.	1,200	65,952
		269,373
Biotechnology – 1.3%
Amgen, Inc. (a)	2,600	137,644
Biogen Idec, Inc. (a)	600	27,090
Celgene Corp. (a)	100	4,784
Genzyme Corp. (a)	100	5,567
Life Technologies Corp. (a)	275	11,473
Millipore Corp. (a)	200	14,042
		200,600
Building Materials – 0.1%
Masco Corp.	1,700	16,286
Chemicals – 1.2%
Air Products & Chemicals, Inc.	100	6,459
CF Industries Holdings, Inc.	100	7,414
The Dow Chemical Co.	2,100	33,894
Du Pont (E.I.) de Nemours & Co.	1,000	25,620
Eastman Chemical Co.	400	15,160
Ecolab, Inc.	100	3,899
International Flavors & Fragrances, Inc.	100	3,272
Monsanto Co.	100	7,434
PPG Industries, Inc.	400	17,560
Praxair, Inc.	300	21,321
The Sherwin-Williams Co.	300	16,125
Sigma-Aldrich Corp.	300	14,868
		173,026
Coal – 0.1%
CONSOL Energy Inc.	100	3,396
Massey Energy Co.	200	3,908
Peabody Energy Corp.	500	15,080
		22,384
Commercial Services – 1.6%
Apollo Group, Inc. Class A (a)	500	35,560
Automatic Data Processing, Inc.	1,000	35,440
Convergys Corp. (a)	2,600	24,128
DeVry, Inc.	100	5,004
Donnelley (R.R.) & Sons Co.	400	4,648
Equifax, Inc.	600	15,660
H&R Block, Inc.	1,000	17,230
Iron Mountain Inc. (a)	200	5,750
MasterCard, Inc. Class A	100	16,731
McKesson Corp.	500	22,000
Moody's Corp.	100	2,635
Paychex, Inc.	300	7,560
Quanta Services, Inc. (a)	300	6,939
Robert Half International, Inc.	400	9,448
Total System Services, Inc.	400	5,356

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Union Co.	2,000	$32,800
		246,889
Computers – 6.2%
Affiliated Computer Services, Inc. Class A (a)	200	8,884
Apple, Inc. (a)	2,000	284,860
Cognizant Technology Solutions Corp. Class A (a)	200	5,340
Computer Sciences Corp. (a)	600	26,580
Dell, Inc. (a)	900	12,357
EMC Corp. (a)	3,850	50,435
Hewlett-Packard Co.	4,050	156,532
International Business Machines Corp.	3,000	313,260
Lexmark International, Inc. Class A (a)	700	11,095
NetApp, Inc. (a)	700	13,804
SanDisk Corp. (a)	700	10,283
Sun Microsystems, Inc. (a)	1,100	10,142
Teradata Corp. (a)	900	21,087
		924,659
Cosmetics & Personal Care – 2.1%
Avon Products, Inc.	300	7,734
Colgate-Palmolive Co.	400	28,296
The Estee Lauder Cos., Inc. Class A	100	3,267
The Procter & Gamble Co.	5,542	283,196
		322,493
Distribution & Wholesale – 0.2%
Fastenal Co.	100	3,317
Genuine Parts Co.	300	10,068
W.W. Grainger, Inc.	200	16,376
		29,761
Diversified Financial – 4.7%
American Express Co.	2,200	51,128
Ameriprise Financial, Inc.	860	20,872
The Charles Schwab Corp.	1,100	19,294
CIT Group, Inc.	9,700	20,855
Citigroup, Inc.	12,300	36,531
CME Group, Inc.	100	31,111
Discover Financial Services	1,050	10,783
E*TRADE Financial Corp. (a)	1,100	1,408
Federated Investors, Inc. Class B	500	12,045
Franklin Resources, Inc.	200	14,402
The Goldman Sachs Group, Inc.	900	132,696
IntercontinentalExchange, Inc. (a)	100	11,424
Invesco Ltd.	500	8,910
JP Morgan Chase & Co.	6,615	225,638
Legg Mason, Inc.	100	2,438
Morgan Stanley	2,500	71,275
The NASDAQ OMX Group, Inc. (a)	200	4,262
NYSE Euronext	300	8,175
SLM Corp. (a)	1,200	12,324
T. Rowe Price Group, Inc.	200	8,334
		703,905
Electric – 3.4%
The AES Corp. (a)	800	9,288
Allegheny Energy, Inc.	100	2,565
Ameren Corp.	400	9,956
American Electric Power Co., Inc.	900	26,001
CenterPoint Energy, Inc.	400	4,432
CMS Energy Corp.	500	6,040
Consolidated Edison, Inc.	600	22,452
Constellation Energy Group, Inc.	400	10,632
Dominion Resources, Inc.	500	16,710
DTE Energy Co.	400	12,800
Duke Energy Corp.	2,574	37,555
Edison International	600	18,876
Entergy Corp.	200	15,504
Exelon Corp.	900	46,089
FirstEnergy Corp.	500	19,375
FPL Group, Inc.	800	45,488
Integrys Energy Group, Inc.	100	2,999
Northeast Utilities	300	6,693
Pepco Holdings, Inc.	300	4,032
PG&E Corp.	900	34,596
Pinnacle West Capital Corp.	100	3,015
PPL Corp.	800	26,368
Progress Energy, Inc.	400	15,132
Public Service Enterprise Group, Inc.	1,400	45,682
SCANA Corp.	300	9,741
The Southern Co.	1,000	31,160
TECO Energy, Inc.	400	4,772
Wisconsin Energy Corp.	200	8,142
Xcel Energy, Inc.	1,100	20,251
		516,346
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,600	51,840
Molex, Inc.	900	13,995
		65,835
Electronics – 0.4%
Agilent Technologies, Inc. (a)	400	8,124
Amphenol Corp. Class A	200	6,328
FLIR Systems, Inc. (a)	300	6,768
Jabil Circuit, Inc.	600	4,452
PerkinElmer, Inc.	800	13,920
Tyco Electronics Ltd.	800	14,872
Waters Corp. (a)	100	5,147
		59,611
Engineering & Construction – 0.1%
Fluor Corp.	300	15,387
Jacobs Engineering Group, Inc. (a)	100	4,209
		19,596
Entertainment – 0.0%
International Game Technology	100	1,590
Environmental Controls – 0.6%
Republic Services, Inc.	1,385	33,808
Stericycle, Inc. (a)	100	5,153
Waste Management, Inc.	1,600	45,056
		84,017
Foods – 2.2%
Campbell Soup Co.	300	8,826
ConAgra Foods, Inc.	1,400	26,684
Dean Foods Co. (a)	1,300	24,947
General Mills, Inc.	500	28,010
H.J. Heinz Co.	300	10,710
The Hershey Co.	300	10,800
Hormel Foods Corp.	900	31,086
The J.M. Smucker Co.	200	9,732
Kellogg Co.	300	13,971
Kraft Foods, Inc. Class A	2,700	68,418
The Kroger Co.	1,000	22,050
McCormick & Co., Inc.	100	3,253
Safeway, Inc.	500	10,185
Sara Lee Corp.	1,200	11,712

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SUPERVALU Inc.	400	$5,180
Sysco Corp.	1,200	26,976
Tyson Foods, Inc. Class A	1,000	12,610
Whole Foods Market, Inc.	500	9,490
		334,640
Forest Products & Paper – 0.2%
International Paper Co.	800	12,104
MeadWestvaco Corp.	400	6,564
Plum Creek Timber Co., Inc.	300	8,934
Weyerhaeuser Co.	200	6,086
		33,688
Gas – 0.4%
Nicor, Inc.	100	3,462
NiSource, Inc.	600	6,996
Sempra Energy	900	44,667
		55,125
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	100	2,866
Snap-on, Inc.	100	2,874
The Stanley Works	200	6,768
		12,508
Health Care — Products – 3.3%
Baxter International Inc.	800	42,368
Becton, Dickinson & Co.	300	21,393
Boston Scientific Corp. (a)	1,100	11,154
C.R. Bard, Inc.	200	14,890
Johnson & Johnson	5,550	315,240
Medtronic, Inc.	1,500	52,335
St. Jude Medical, Inc. (a)	100	4,110
Stryker Corp.	400	15,896
Varian Medical Systems, Inc. (a)	200	7,028
Zimmer Holdings, Inc. (a)	200	8,520
		492,934
Health Care — Services – 1.7%
Aetna, Inc.	700	17,535
CIGNA Corp.	300	7,227
Coventry Health Care, Inc. (a)	250	4,678
DaVita, Inc. (a)	100	4,946
Humana, Inc. (a)	400	12,904
Laboratory Corp. of America Holdings (a)	200	13,558
Quest Diagnostics, Inc.	300	16,929
Tenet Healthcare Corp. (a)	800	2,256
Thermo Fisher Scientific, Inc. (a)	700	28,539
UnitedHealth Group, Inc.	3,600	89,928
WellPoint, Inc. (a)	1,000	50,890
		249,390
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	100	2,109
Home Builders – 0.3%
Centex Corp.	1,100	9,306
D.R. Horton, Inc.	1,100	10,296
KB Home	800	10,944
Lennar Corp. Class A	400	3,876
Pulte Homes, Inc.	600	5,298
		39,720
Home Furnishing – 0.1%
Harman International Industries, Inc.	200	3,760
Whirlpool Corp.	100	4,256
		8,016
Household Products – 0.6%
Avery Dennison Corp.	800	20,544
The Clorox Co.	300	16,749
Fortune Brands, Inc.	200	6,948
Kimberly-Clark Corp.	800	41,944
		86,185
Housewares – 0.1%
Newell Rubbermaid, Inc.	1,500	15,615
Insurance – 2.7%
Aflac, Inc.	800	24,872
Allstate Corp.	900	21,960
American International Group, Inc.	100	116
Aon Corp.	500	18,935
Assurant, Inc.	100	2,409
Chubb Corp.	900	35,892
Cincinnati Financial Corp.	820	18,327
Genworth Financial, Inc. Class A (a)	700	4,893
The Hartford Financial Services Group, Inc.	400	4,748
Lincoln National Corp.	569	9,793
Loews Corp.	800	21,920
Marsh & McLennan Cos., Inc.	700	14,091
MBIA, Inc. (a)	6,800	29,444
MetLife, Inc.	800	24,008
Principal Financial Group, Inc.	500	9,420
The Progressive Corp. (a)	1,500	22,665
Prudential Financial, Inc.	1,100	40,942
Torchmark Corp.	200	7,408
The Travelers Cos., Inc.	1,730	70,999
Unum Group	1,600	25,376
XL Capital Ltd. Class A	400	4,584
		412,802
Internet – 1.9%
Akamai Technologies, Inc. (a)	300	5,754
Amazon.com, Inc. (a)	600	50,196
eBay, Inc. (a)	2,000	34,260
Expedia, Inc. (a)	100	1,511
Google, Inc. Class A (a)	300	126,477
McAfee, Inc. (a)	500	21,095
Symantec Corp. (a)	1,400	21,784
VeriSign, Inc. (a)	200	3,696
Yahoo!, Inc. (a)	1,400	21,924
		286,697
Iron & Steel – 0.5%
AK Steel Holding Corp.	100	1,919
Allegheny Technologies, Inc.	1,000	34,930
Nucor Corp.	500	22,215
United States Steel Corp.	400	14,296
		73,360
Leisure Time – 0.1%
Carnival Corp.	200	5,154
Harley-Davidson, Inc.	200	3,242
		8,396
Lodging – 0.1%
Marriott International, Inc. Class A	301	6,645
Starwood Hotels & Resorts Worldwide, Inc.	200	4,440
Wyndham Worldwide Corp.	500	6,060

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wynn Resorts Ltd. (a)	100	$3,530
		20,675
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	200	6,608
Ingersoll-Rand PLC	300	6,270
		12,878
Machinery — Diversified – 0.3%
Cummins, Inc.	100	3,521
Deere & Co.	200	7,990
Eaton Corp.	300	13,383
Flowserve Corp.	100	6,981
The Manitowoc Co., Inc.	100	526
Rockwell Automation, Inc.	400	12,848
		45,249
Manufacturing – 3.7%
3M Co.	1,100	66,110
Cooper Industries Ltd. Class A	1,100	34,155
Danaher Corp.	400	24,696
Dover Corp.	400	13,236
Eastman Kodak Co.	400	1,184
General Electric Co.	24,550	287,726
Honeywell International, Inc.	1,400	43,960
Illinois Tool Works, Inc.	700	26,138
ITT Corp.	400	17,800
Leggett & Platt, Inc.	1,000	15,230
Pall Corp.	200	5,312
Parker Hannifin Corp.	300	12,888
Textron, Inc.	300	2,898
		551,333
Media – 3.1%
CBS Corp. Class B	400	2,768
Comcast Corp. Class A	6,500	94,185
The DIRECTV Group, Inc. (a)	900	22,239
Gannett Co., Inc.	6,800	24,276
The McGraw-Hill Cos., Inc.	600	18,066
Meredith Corp.	1,400	35,770
New York Times Co. Class A	200	1,102
News Corp. Class A	3,600	32,796
Scripps Networks Interactive Class A	100	2,783
Time Warner Cable, Inc.	381	12,066
Time Warner, Inc.	4,216	106,201
Viacom, Inc. Class B (a)	1,600	36,320
The Walt Disney Co.	3,600	83,988
		472,560
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	100	7,303
Mining – 0.5%
Alcoa, Inc.	900	9,297
Freeport-McMoRan Copper & Gold, Inc.	369	18,491
Newmont Mining Corp.	400	16,348
Titanium Metals Corp.	900	8,271
Vulcan Materials Co.	400	17,240
		69,647
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	600	13,158
Xerox Corp.	1,700	11,016
		24,174
Oil & Gas – 10.1%
Anadarko Petroleum Corp.	500	22,695
Apache Corp.	700	50,505
Cabot Oil & Gas Corp.	100	3,064
Chesapeake Energy Corp.	400	7,932
Chevron Corp.	3,321	220,016
ConocoPhillips	2,932	123,320
Denbury Resources, Inc. (a)	100	1,473
Devon Energy Corp.	400	21,800
Diamond Offshore Drilling, Inc.	100	8,305
ENSCO International, Inc.	300	10,461
EOG Resources, Inc.	100	6,792
Exxon Mobil Corp.	9,700	678,127
Hess Corp.	300	16,125
Marathon Oil Corp.	1,000	30,130
Murphy Oil Corp.	500	27,160
Nabors Industries Ltd. (a)	2,000	31,160
Noble Energy, Inc.	100	5,897
Occidental Petroleum Corp.	1,600	105,296
Pioneer Natural Resources Co.	200	5,100
Questar Corp.	200	6,212
Rowan Cos., Inc.	1,600	30,912
Sunoco, Inc.	200	4,640
Tesoro Corp.	3,600	45,828
Valero Energy Corp.	900	15,201
XTO Energy, Inc.	1,000	38,140
		1,516,291
Oil & Gas Services – 1.0%
Baker Hughes, Inc.	300	10,932
BJ Services Co.	1,700	23,171
Cameron International Corp. (a)	300	8,490
Halliburton Co.	1,000	20,700
National Oilwell Varco, Inc. (a)	1,300	42,458
Schlumberger Ltd.	600	32,466
Smith International, Inc.	200	5,150
		143,367
Packaging & Containers – 0.8%
Ball Corp.	200	9,032
Bemis Co., Inc.	1,500	37,800
Owens-IIlinois, Inc. (a)	200	5,602
Pactiv Corp. (a)	1,300	28,210
Sealed Air Corp.	2,200	40,590
		121,234
Pharmaceuticals – 7.7%
Abbott Laboratories	2,300	108,192
Allergan, Inc.	400	19,032
AmerisourceBergen Corp.	1,200	21,288
Bristol-Myers Squibb Co.	4,300	87,333
Cardinal Health, Inc.	600	18,330
Cephalon, Inc. (a)	100	5,665
DENTSPLY International, Inc.	100	3,052
Eli Lilly & Co.	3,100	107,384
Express Scripts, Inc. (a)	300	20,625
Forest Laboratories, Inc. (a)	1,400	35,154
Gilead Sciences, Inc. (a)	800	37,472
Hospira, Inc. (a)	300	11,556
King Pharmaceuticals, Inc. (a)	1,500	14,445
Medco Health Solutions, Inc. (a)	1,100	50,171
Merck & Co., Inc.	2,300	64,308
Mylan, Inc. (a)	1,800	23,490
Patterson Cos., Inc. (a)	100	2,170
Pfizer, Inc.	18,200	273,000
Schering-Plough Corp.	3,600	90,432
Watson Pharmaceuticals, Inc. (a)	900	30,321

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wyeth	3,000	$136,170
		1,159,590
Pipelines – 0.3%
El Paso Corp.	800	7,384
Spectra Energy Corp.	1,200	20,304
The Williams Cos., Inc.	700	10,927
		38,615
Real Estate Investment Trusts (REITS) – 0.8%
Apartment Investment & Management Co. Class A	114	1,009
AvalonBay Communities, Inc.	203	11,356
Boston Properties, Inc.	200	9,540
Equity Residential	600	13,338
HCP, Inc.	400	8,476
Health Care, Inc.	100	3,410
Host Hotels & Resorts, Inc.	600	5,034
Kimco Realty Corp.	200	2,010
ProLogis	2,700	21,762
Public Storage	200	13,096
Simon Property Group, Inc.	210	10,800
Ventas, Inc.	200	5,972
Vornado Realty Trust	204	9,186
		114,989
Retail – 6.7%
Abercrombie & Fitch Co. Class A	100	2,539
AutoNation, Inc. (a)	1,800	31,230
AutoZone, Inc. (a)	100	15,111
Bed Bath & Beyond, Inc. (a)	400	12,300
Best Buy Co., Inc.	750	25,118
Big Lots, Inc. (a)	900	18,927
Coach, Inc.	600	16,128
Costco Wholesale Corp.	400	18,280
CVS Caremark Corp.	1,500	47,805
Darden Restaurants, Inc.	300	9,894
Family Dollar Stores, Inc.	300	8,490
GameStop Corp. Class A (a)	200	4,402
The Gap, Inc.	2,100	34,440
The Home Depot, Inc.	4,100	96,883
J.C. Penney Co., Inc.	600	17,226
Kohl's Corp. (a)	600	25,650
Limited Brands, Inc.	3,400	40,698
Lowe's Cos., Inc.	3,000	58,230
Macy's, Inc.	886	10,419
McDonald's Corp.	1,200	68,988
Nordstrom, Inc.	300	5,967
Office Depot, Inc. (a)	3,400	15,504
Polo Ralph Lauren Corp.	500	26,770
RadioShack Corp.	3,000	41,880
Sears Holdings Corp. (a)	300	19,956
Staples, Inc.	800	16,136
Starbucks Corp. (a)	500	6,945
Target Corp.	1,200	47,364
Tiffany & Co.	300	7,608
The TJX Cos., Inc.	700	22,022
Wal-Mart Stores, Inc.	3,450	167,118
Walgreen Co.	1,400	41,160
Yum! Brands, Inc.	600	20,004
		1,001,192
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	800	10,632
People's United Financial, Inc.	500	7,520
		18,152
Semiconductors – 2.8%
Advanced Micro Devices, Inc. (a)	500	1,935
Altera Corp.	200	3,256
Analog Devices, Inc.	400	9,912
Applied Materials, Inc.	200	2,194
Broadcom Corp. Class A (a)	900	22,311
Intel Corp.	7,950	131,572
KLA-Tencor Corp.	700	17,675
Linear Technology Corp.	400	9,340
LSI Corp. (a)	600	2,736
MEMC Electronic Materials, Inc. (a)	200	3,562
Microchip Technology, Inc.	200	4,510
Micron Technology, Inc. (a)	1,300	6,578
National Semiconductor Corp.	1,300	16,315
Novellus Systems, Inc. (a)	3,200	53,440
Nvidia Corp. (a)	900	10,161
QLogic Corp. (a)	2,300	29,164
Teradyne, Inc. (a)	300	2,058
Texas Instruments, Inc.	3,400	72,420
Xilinx, Inc.	700	14,322
		413,461
Software – 4.1%
Adobe Systems, Inc. (a)	900	25,470
Autodesk, Inc. (a)	600	11,388
BMC Software, Inc. (a)	500	16,895
CA, Inc.	806	14,049
Citrix Systems, Inc. (a)	300	9,567
Compuware Corp. (a)	3,500	24,010
Dun & Bradstreet Corp.	210	17,054
Electronic Arts, Inc. (a)	100	2,172
Fidelity National Information Services, Inc.	1,700	33,932
Fiserv, Inc. (a)	400	18,280
IMS Health, Inc.	900	11,430
Intuit Inc. (a)	400	11,264
Microsoft Corp.	10,050	238,888
Novell, Inc. (a)	2,600	11,778
Oracle Corp.	7,731	165,598
Salesforce.com, Inc. (a)	200	7,634
		619,409
Telecommunications – 6.7%
American Tower Corp. Class A (a)	100	3,153
AT&T, Inc.	10,525	261,441
CenturyTel, Inc.	900	27,630
Ciena Corp. (a)	100	1,035
Cisco Systems, Inc. (a)	13,250	246,980
Corning, Inc.	1,300	20,878
Frontier Communications Corp.	700	4,998
Harris Corp.	900	25,524
JDS Uniphase Corp. (a)	400	2,288
Juniper Networks, Inc. (a)	1,100	25,960
MetroPCS Communications, Inc. (a)	600	7,986
Motorola, Inc.	5,100	33,813
Qualcomm, Inc.	2,400	108,480
Qwest Communications International Inc.	5,300	21,995
Sprint Nextel Corp. (a)	8,000	38,480
Tellabs, Inc. (a)	2,300	13,179
Verizon Communications, Inc.	5,100	156,723
Windstream Corp.	800	6,688
		1,007,231

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles – 0.0%
Cintas Corp.	200	$4,568
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	300	7,272
Mattel, Inc.	400	6,420
		13,692
Transportation – 1.9%
Burlington Northern Santa Fe Corp.	200	14,708
C.H. Robinson Worldwide, Inc.	500	26,075
CSX Corp.	1,100	38,093
Expeditors International of Washington, Inc.	500	16,670
FedEx Corp.	300	16,686
Norfolk Southern Corp.	400	15,068
Ryder System, Inc.	100	2,792
Union Pacific Corp.	700	36,442
United Parcel Service, Inc. Class B	2,500	124,975
		291,509
TOTAL COMMON STOCK (Cost $15,763,188)		15,005,354
TOTAL EQUITIES (Cost $15,763,188)		15,005,354
TOTAL LONG-TERM INVESTMENTS (Cost $15,763,188)		15,005,354
TOTAL INVESTMENTS – 99.9% (Cost $15,763,188) (b)		15,005,354
Other Assets/ (Liabilities) – 0.1%		20,188
NET ASSETS – 100.0%		$15,025,542

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.5%
COMMON STOCK – 98.5%
Advertising – 0.2%
Clear Channel Outdoor Holdings, Inc. Class A (a)	880	$4,664
Gaiam, Inc. Class A (a)	1,050	5,744
Harte-Hanks, Inc.	8,850	81,862
inVentiv Health Inc. (a)	13,312	180,111
		272,381
Aerospace & Defense – 1.0%
AAR CORP. (a)	7,420	119,091
Aerovironment, Inc. (a)	250	7,715
Argon ST, Inc. (a)	3,940	81,046
BE Aerospace, Inc. (a)	12,400	178,064
Cubic Corp.	3,790	135,644
Curtiss-Wright Corp.	1,170	34,784
Ducommun, Inc.	7,270	136,603
Esterline Technologies Corp. (a)	14,270	386,289
GenCorp, Inc. (a)	6,460	12,338
Herley Industries, Inc. (a)	110	1,207
Kaman Corp.	320	5,344
Spirit AeroSystems Holdings, Inc. Class A (a)	400	5,496
TransDigm Group, Inc. (a)	700	25,340
Triumph Group, Inc.	7,990	319,600
		1,448,561
Agriculture – 0.2%
Alliance One International, Inc. (a)	1,220	4,636
Bunge Ltd.	330	19,882
Tejon Ranch Co. (a)	220	5,828
The Andersons, Inc.	2,113	63,263
Universal Corp.	7,380	244,352
		337,961
Airlines – 0.4%
Allegiant Travel Co. (a)	2,850	112,974
Continental Airlines, Inc. Class B (a)	5,840	51,742
Hawaiian Holdings, Inc. (a)	17,972	108,192
Republic Airways Holdings, Inc. (a)	13,160	85,935
SkyWest, Inc.	18,780	191,556
		550,399
Apparel – 1.2%
American Apparel, Inc. (a)	3,490	12,704
Carter's, Inc. (a)	10,704	263,425
Iconix Brand Group, Inc. (a)	2,110	32,452
K-Swiss, Inc. Class A	1,860	15,810
Maidenform Brands, Inc. (a)	4,430	50,812
Oxford Industries, Inc.	5,706	66,475
Perry Ellis International, Inc. (a)	4,350	31,668
Quiksilver, Inc. (a)	69,076	127,791
Steven Madden Ltd. (a)	3,338	84,952
The Timberland Co. Class A (a)	18,656	247,565
Unifi, Inc. (a)	9,700	13,774
Volcom, Inc. (a)	2,850	35,625
The Warnaco Group, Inc. (a)	14,600	473,040
Wolverine World Wide, Inc.	13,752	303,369
		1,759,462
Auto Manufacturers – 0.4%
Force Protection, Inc. (a)	8,713	77,023
Navistar International Corp. (a)	100	4,360
Oshkosh Corp.	33,730	490,434
Wabash National Corp.	830	581
		572,398
Automotive & Parts – 1.0%
ArvinMeritor, Inc.	4,410	19,360
ATC Technology Corp. (a)	5,595	81,128
Autoliv, Inc.	2,570	73,939
Cooper Tire & Rubber Co.	23,570	233,814
Exide Technologies (a)	15,430	57,554
Federal Mogul Corp. Class A (a)	260	2,457
Fuel Systems Solutions Inc. (a)	1,679	33,899
The Goodyear Tire & Rubber Co. (a)	560	6,306
Modine Manufacturing Co.	2,580	12,384
Superior Industries International, Inc.	2,210	31,161
Tenneco, Inc. (a)	8,859	93,905
Titan International, Inc.	21,220	158,513
TRW Automotive Holdings Corp. (a)	22,060	249,278
WABCO Holdings, Inc.	22,410	396,657
		1,450,355
Banks – 1.8%
1st Source Corp.	90	1,554
Amcore Financial, Inc.	280	230
BancFirst Corp.	410	14,178
Banco Macro SA Class B Sponsored ADR (Argentina) (a)	800	12,952
Bank Mutual Corp.	4,850	42,292
Boston Private Financial Holdings, Inc.	5,650	25,312
Capitol Bancorp Ltd.	220	583
Cathay General Bancorp	5,500	52,305
Centennial Bank Holdings, Inc. (a)	1,870	3,572
Central Pacific Financial Corp.	10,080	37,800
Chemical Financial Corp.	1,630	32,453
City Holding Co.	4,273	129,728
CoBiz Financial, Inc.	1,360	8,718
Columbia Banking System, Inc.	2,020	20,665
Community Bank System, Inc.	5,260	76,585
Community Trust Bancorp, Inc.	2,340	62,595
East West Bancorp, Inc.	11,480	74,505
Encore Bancshares, Inc. (a)	841	6,097
F.N.B. Corp.	1,800	11,142
First Bancorp	1,780	7,031
First Citizens BancShares, Inc. Class A	300	40,095
First Community Bancshares, Inc.	1,090	13,996
First Financial Bancorp	1,690	12,709
First Financial Corp.	50	1,579
First Merchants Corp.	3,430	27,543

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Midwest Bancorp, Inc.	5,110	$37,354
FirstMerit Corp.	4,170	70,807
Frontier Financial Corp.	5,820	7,042
Glacier Bancorp, Inc.	1,800	26,586
Green Bankshares, Inc.	1,236	5,537
Hancock Holding Co.	290	9,422
Hanmi Financial Corp.	1,120	1,960
Huntington Bancshares, Inc.	154	644
IBERIABANK Corp.	6,700	264,047
Independent Bank Corp.	710	13,987
International Bancshares Corp.	4,270	44,024
MainSource Financial Group, Inc.	1,830	13,579
MB Financial, Inc.	2,040	20,788
National Penn Bancshares, Inc.	12,250	56,472
NBT Bancorp, Inc.	1,100	23,881
Old National Bancorp	6,750	66,285
Old Second Bancorp, Inc.	100	590
Oriental Financial Group Inc.	5,259	51,012
Pacific Capital Bancorp	17,700	37,878
PacWest Bancorp	7,070	93,041
Park National Corp.	200	11,296
Popular, Inc.	40,950	90,090
Prosperity Bancshares, Inc.	1,300	38,779
Regions Financial Corp.	330	1,333
Renasant Corp.	850	12,767
Republic Bancorp, Inc. Class A	1,400	31,626
Sandy Spring Bancorp, Inc.	1,590	23,373
Santander BanCorp (a)	1,040	7,238
Signature Bank (a)	700	18,984
Simmons First National Corp. Class A	1,420	37,942
The South Financial Group, Inc.	4,020	4,784
Southside Bancshares, Inc.	1,338	30,600
Sterling Bancorp	5,780	48,263
Sterling Bancshares, Inc.	2,080	13,166
Susquehanna Bancshares, Inc.	10,010	48,949
TCF Financial Corp.	1,100	14,707
Tompkins Financial Corp.	1,210	58,019
TowneBank	1,090	15,260
Trustco Bank Corp. NY	2,170	12,825
Trustmark Corp.	2,530	48,880
UMB Financial Corp.	1,410	53,594
Umpqua Holdings Corp.	8,030	62,313
United Bankshares, Inc.	1,440	28,138
United Community Banks (a)	7,025	42,077
Webster Financial Corp.	680	5,474
WesBanco, Inc.	2,370	34,460
West Coast Bancorp	650	1,326
Westamerica Bancorp	1,420	70,446
Western Alliance Bancorp (a)	3,250	22,230
Whitney Holding Corp.	4,650	42,594
Wintrust Financial Corp.	3,270	52,582
Zions Bancorp	1,660	19,190
		2,564,460
Beverages – 0.1%
Boston Beer Co., Inc. Class A (a)	1,180	34,916
Central European Distribution Corp. (a)	3,100	82,367
		117,283
Biotechnology – 1.0%
Abraxis BioScience, Inc. (a)	40	1,474
Acorda Therapeutics, Inc. (a)	2,930	82,597
Affymetrix, Inc. (a)	1,760	10,437
Alexion Pharmaceuticals, Inc. (a)	4,780	196,554
AMAG Pharmaceuticals, Inc. (a)	220	12,027
American Oriental Bioengineering, Inc. (a)	13,070	69,140
Anadys Pharmaceuticals, Inc. (a)	2,480	4,613
Arqule, Inc. (a)	2,850	17,499
Avant Immunotherapeutics, Inc. (a)	1,830	14,311
BioMimetic Therapeutics, Inc. (a)	300	2,772
Cougar Biotechnology, Inc. (a)	200	8,592
CryoLife, Inc. (a)	12,240	67,810
Dendreon Corp. (a)	70	1,739
Enzon Pharmaceuticals, Inc. (a)	12,150	95,620
Exelixis, Inc. (a)	1,940	9,448
Facet Biotech Corp. (a)	4,504	41,842
Geron Corp. (a)	10,760	82,529
GTx, Inc. (a)	1,660	15,322
Human Genome Sciences, Inc. (a)	8,280	23,681
Immunogen, Inc. (a)	30	258
Incyte Corp. (a)	10,290	33,854
InterMune, Inc. (a)	1,660	25,232
Ligand Pharmaceuticals, Inc. Class B (a)	6,980	19,963
Martek Biosciences Corp.	11,626	245,890
Momenta Pharmaceuticals, Inc. (a)	9,130	109,834
NPS Pharmaceuticals, Inc. (a)	300	1,398
PDL BioPharma, Inc.	25,600	202,240
Protalix BioTherapeutics, Inc. (a)	100	452
RTI Biologics, Inc. (a)	1,290	5,534
RXi Pharmaceuticals Corp. (a)	378	1,716
Sangamo Biosciences, Inc. (a)	1,740	8,596
Zymogenetics, Inc. (a)	5,180	23,828
		1,436,802
Building Materials – 1.2%
Aaon, Inc.	5,112	101,831
Apogee Enterprises, Inc.	18,606	228,854
Armstrong World Industries, Inc. (a)	15,460	254,935
Comfort Systems USA, Inc.	22,986	235,607
Drew Industries, Inc. (a)	2,120	25,800
Eagle Materials, Inc.	300	7,572
Gibraltar Industries, Inc.	19,630	134,858
Interline Brands, Inc. (a)	1,230	16,826
Lennox International, Inc.	1,700	54,587
Louisiana-Pacific Corp. (a)	18,290	62,552
LSI Industries, Inc.	1,970	10,737

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NCI Building Systems, Inc. (a)	700	$1,848
Quanex Building Products Corp.	20,098	225,500
Texas Industries, Inc.	2,650	83,104
Trex Company, Inc. (a)	4,920	65,780
Universal Forest Products, Inc.	6,680	221,041
USG Corp. (a)	3,860	38,870
		1,770,302
Chemicals – 2.3%
A. Schulman, Inc.	6,854	103,564
Arch Chemicals, Inc.	370	9,098
Ashland, Inc.	15,318	429,670
Balchem Corp.	830	20,352
Cabot Corp.	5,130	64,535
Celanese Corp. Class A	850	20,188
CF Industries Holdings, Inc.	920	68,209
Cytec Industries, Inc.	14,873	276,935
Ferro Corp.	9,850	27,087
H.B. Fuller Co.	7,110	133,455
ICO, Inc. (a)	4,020	10,934
Innophos Holdings, Inc.	7,172	121,135
Innospec, Inc.	6,020	64,715
Landec Corp. (a)	3,770	25,598
Minerals Technologies, Inc.	4,454	160,433
NewMarket Corp.	3,860	259,894
Nova Chemicals Corp.	26,490	157,086
Olin Corp.	11,250	133,762
OM Group, Inc. (a)	14,226	412,839
PolyOne Corp. (a)	28,048	76,010
Quaker Chemical Corp.	2,880	38,275
Rockwood Holdings, Inc. (a)	11,040	161,626
Sensient Technologies Corp.	1,710	38,595
Solutia, Inc. (a)	2,800	16,128
Spartech Corp.	9,244	84,952
Stepan Co.	1,650	72,864
Symyx Technologies (a)	1,790	10,472
Terra Industries, Inc.	2,580	62,488
Valhi, Inc.	240	1,783
W.R. Grace & Co. (a)	1,650	20,410
Westlake Chemical Corp.	700	14,273
Zep, Inc.	7,255	87,423
Zoltek Cos., Inc. (a)	8,550	83,106
		3,267,894
Coal – 0.1%
Alpha Natural Resources, Inc. (a)	100	2,627
International Coal Group, Inc. (a)	8,320	23,795
James River Coal Co. (a)	1,720	26,024
Massey Energy Co.	660	12,896
Walter Energy, Inc.	720	26,093
Westmoreland Coal Co. (a)	440	3,564
		94,999
Commercial Services – 6.1%
Aaron's, Inc.	110	3,280
ABM Industries, Inc.	880	15,902
Administaff, Inc.	2,209	51,403
Advance America Cash Advance Centers, Inc.	1,300	5,759
The Advisory Board Co. (a)	1,120	28,784
Albany Molecular Research, Inc. (a)	8,120	68,127
AMN Healthcare Services, Inc. (a)	10,423	66,499
Arbitron, Inc.	1,740	27,649
Avis Budget Group, Inc. (a)	22,620	127,803
Bowne & Co., Inc.	6,475	42,152
Capella Education Co. (a)	1,100	65,945
Career Education Corp. (a)	1,740	43,309
CBIZ, Inc. (a)	12,910	91,919
Cenveo, Inc. (a)	8,110	34,305
Chemed Corp.	6,020	237,670
Consolidated Graphics, Inc. (a)	8,410	146,502
Convergys Corp. (a)	48,443	449,551
Corinthian Colleges, Inc. (a)	5,030	85,158
Cornell Cos., Inc. (a)	3,390	54,952
The Corporate Executive Board Co.	1,790	37,160
Corvel Corp. (a)	1,030	23,453
CoStar Group, Inc. (a)	3,430	136,754
CRA International, Inc. (a)	4,140	114,926
Cross Country Healthcare, Inc. (a)	2,700	18,549
Deluxe Corp.	26,966	345,434
Dollar Financial Corp. (a)	3,610	49,782
Donnelley (R.R.) & Sons Co.	310	3,602
DynCorp International Inc. Class A (a)	9,676	162,460
Emergency Medical Services Corp. Class A (a)	700	25,774
Equifax, Inc.	720	18,792
Euronet Worldwide, Inc. (a)	2,390	46,342
Exlservice Holdings, Inc. (a)	2,800	31,388
First Advantage Corp. Class A (a)	3,680	55,973
Forrester Research, Inc. (a)	1,860	45,663
Gartner, Inc. (a)	16,312	248,921
Global Cash Access Holdings, Inc. (a)	13,844	110,198
H&E Equipment Services, Inc. (a)	5,660	52,921
The Hackett Group, Inc. (a)	490	1,142
Healthspring, Inc. (a)	21,095	229,092
Heartland Payment Systems, Inc.	10,626	101,691
Heidrick & Struggles International, Inc.	4,040	73,730
Hill International, Inc. (a)	6,400	27,520
Hillenbrand, Inc.	1,640	27,290
HMS Holdings Corp. (a)	2,010	81,847
Hudson Highland Group, Inc. (a)	3,990	7,820
ICF International, Inc. (a)	2,340	64,561
Integrated Electrical Services, Inc. (a)	2,720	21,243
Kelly Services, Inc. Class A	10,970	120,122
Kendle International, Inc. (a)	1,770	21,665
Kenexa Corp. (a)	4,200	48,594
Kforce, Inc. (a)	5,650	46,726
Korn/Ferry International (a)	17,019	181,082
Landauer, Inc.	2,670	163,778
Learning Tree International, Inc. (a)	10	103
Lender Processing Services, Inc.	900	24,993

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lincoln Educational Services Corp. (a)	980	$20,511
Live Nation, Inc. (a)	7,030	34,166
Manpower, Inc.	1,442	61,054
Maximus, Inc.	110	4,538
McGrath Rentcorp	1,300	24,778
Monster Worldwide, Inc. (a)	16,520	195,101
MPS Group, Inc. (a)	57,416	438,658
Net 1 UEPS Technologies, Inc. (a)	21,970	298,572
On Assignment, Inc. (a)	6,390	24,985
PAREXEL International Corp. (a)	13,158	189,212
PHH Corp. (a)	22,934	416,940
The Providence Service Corp. (a)	600	6,570
Rent-A-Center, Inc. (a)	16,970	302,575
Resources Connection, Inc. (a)	20,724	355,831
Rollins, Inc.	1,170	20,253
Service Corp. International	4,720	25,866
Spherion Corp. (a)	8,479	34,933
Standard Parking Corp. (a)	660	10,751
Steiner Leisure Ltd. (a)	4,277	130,577
Stewart Enterprises, Inc. Class A	19,730	95,099
Team, Inc. (a)	3,010	47,167
TeleTech Holdings, Inc. (a)	28,827	436,729
Ticketmaster (a)	10,038	64,444
Total System Services, Inc.	700	9,373
Tree.com, Inc. (a)	151	1,450
TrueBlue, Inc. (a)	21,750	182,700
United Rentals, Inc. (a)	12,211	79,249
Viad Corp.	11,565	199,149
VistaPrint Ltd. (a)	11,076	472,391
Volt Information Sciences, Inc. (a)	2,170	13,606
Watson Wyatt Worldwide Inc. Class A	2,863	107,448
		8,722,436
Computers – 2.3%
3PAR, Inc. (a)	580	7,192
Agilysys, Inc.	720	3,370
Brocade Communications Systems, Inc. (a)	980	7,664
CACI International, Inc. Class A (a)	2,040	87,128
Cadence Design Systems, Inc. (a)	16,950	100,005
Ciber, Inc. (a)	39,566	122,654
Cogo Group Inc. (a)	3,140	18,746
COMSYS IT Partners, Inc. (a)	1,190	6,961
Diebold, Inc.	800	21,088
DST Systems, Inc. (a)	944	34,881
Echelon Corp. (a)	1,040	8,819
Electronics for Imaging, Inc. (a)	11,630	123,976
Furmanite Corp. (a)	1,380	6,155
iGate Corp.	5,780	38,263
Imation Corp.	7,830	59,586
Integral Systems, Inc. (a)	7,720	64,230
Jack Henry & Associates, Inc.	4,316	89,557
Lexmark International, Inc. Class A (a)	3,134	49,674
Manhattan Associates, Inc. (a)	8,413	153,285
Mastech Holdings, Inc. (a)	70	243
Maxwell Technologies, Inc. (a)	1,620	22,405
Mentor Graphics Corp. (a)	21,440	117,277
MICROS Systems, Inc. (a)	8,350	211,422
MTS Systems Corp.	2,742	56,622
NCI, Inc. Class A (a)	410	12,472
NCR Corp. (a)	4,060	48,030
Ness Technologies, Inc. (a)	3,500	13,685
Netezza Corp. (a)	6,350	52,832
Netscout Systems, Inc. (a)	2,700	25,326
Perot Systems Corp. Class A (a)	16,970	243,180
Radiant Systems, Inc. (a)	7,740	64,242
RadiSys Corp. (a)	1,220	10,992
Seagate Technology	260	2,720
Silicon Storage Technology, Inc. (a)	10,280	19,224
STEC, Inc. (a)	17,870	414,405
Sun Microsystems, Inc. (a)	400	3,688
SYKES Enterprises, Inc. (a)	4,052	73,301
Synaptics, Inc. (a)	13,420	518,683
Synopsys, Inc. (a)	140	2,731
Syntel, Inc.	3,793	119,252
Teradata Corp. (a)	2,790	65,370
Unisys Corp. (a)	31,740	47,927
Western Digital Corp. (a)	6,430	170,395
Xyratex Ltd. (a)	1,230	6,138
		3,325,796
Cosmetics & Personal Care – 0.1%
Bare Escentuals, Inc. (a)	6,482	57,495
Chattem, Inc. (a)	300	20,430
Elizabeth Arden, Inc. (a)	4,780	41,730
Inter Parfums, Inc.	5,935	43,563
		163,218
Distribution & Wholesale – 1.6%
Beacon Roofing Supply, Inc. (a)	12,267	177,381
BlueLinx Holdings, Inc. (a)	410	1,230
Brightpoint, Inc. (a)	17,530	109,913
Chindex International, Inc. (a)	755	9,339
Core-Mark Holding Co., Inc. (a)	1,270	33,096
Fossil, Inc. (a)	10,330	248,747
Houston Wire & Cable Co.	8,052	95,899
Ingram Micro, Inc. Class A (a)	400	7,000
MWI Veterinary Supply, Inc. (a)	1,100	38,346
Owens & Minor, Inc.	2,120	92,898
ScanSource, Inc. (a)	7,071	173,381
Tech Data Corp. (a)	17,360	567,846
United Stationers, Inc. (a)	2,719	94,839
Watsco, Inc.	2,680	131,132
WESCO International, Inc. (a)	19,540	489,282
		2,270,329
Diversified Financial – 2.3%
Advanta Corp. Class B	6,021	2,529
AmeriCredit Corp. (a)	35,890	486,309
Ameriprise Financial, Inc.	60	1,456

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BGC Partners, Inc. Class A	490	$1,857
CIT Group, Inc.	56,570	121,625
Cohen & Steers, Inc.	4,940	73,853
Discover Financial Services	8,260	84,830
Eaton Vance Corp.	90	2,408
Encore Capital Group, Inc. (a)	2,634	34,900
Evercore Partners, Inc. Class A	1,660	32,602
Financial Federal Corp.	4,160	85,488
The First Marblehead Corp. (a)	4,610	9,312
GAMCO Investors, Inc. Class A	1,880	91,180
GFI Group, Inc.	12,080	81,419
Greenhill & Co., Inc.	860	62,101
Investment Technology Group, Inc. (a)	3,810	77,686
Janus Capital Group, Inc.	9,870	112,518
KBW, Inc. (a)	1,650	47,454
Knight Capital Group, Inc. Class A (a)	15,132	258,001
LaBranche & Co., Inc. (a)	31,610	135,923
MarketAxess Holdings, Inc. (a)	2,610	24,873
MF Global Ltd. (a)	20,902	123,949
National Financial Partners Corp.	2,770	20,276
Nelnet, Inc. Class A (a)	5,152	70,016
NewStar Financial, Inc. (a)	570	1,089
Ocwen Financial Corp. (a)	24,883	322,733
Penson Worldwide, Inc. (a)	8,030	71,868
Piper Jaffray Cos., Inc. (a)	1,040	45,417
Portfolio Recovery Associates, Inc. (a)	800	30,984
Sanders Morris Harris Group, Inc.	850	4,675
Stifel Financial Corp. (a)	2,140	102,913
Student Loan Corp.	980	36,456
SWS Group, Inc.	10,969	153,237
TD Ameritrade Holding Corp. (a)	1,755	30,783
Teton Advisors, Inc. (b)	18	41
Thomas Weisel Partners Group, Inc. (a)	720	4,334
TradeStation Group, Inc. (a)	2,460	20,812
US Global Investors, Inc. Class A	200	1,852
Virtus Investment Partners, Inc. (a)	779	11,444
Waddell & Reed Financial, Inc. Class A	7,820	206,213
World Acceptance Corp. (a)	10,294	204,954
		3,292,370
Electric – 0.6%
Avista Corp.	8,254	147,004
Black Hills Corp.	2,680	61,613
Calpine Corp. (a)	1,280	14,272
CH Energy Group, Inc.	2,663	124,362
Cleco Corp.	6,410	143,712
DTE Energy Co.	550	17,600
The Empire District Electric Co.	290	4,791
EnerNOC, Inc. (a)	760	16,469
Hawaiian Electric Industries, Inc.	1,200	22,872
IDACORP, Inc.	1,450	37,903
NorthWestern Corp.	300	6,828
Pike Electric Corp. (a)	6,860	82,663
PNM Resources, Inc.	3,870	41,448
Portland General Electric Co.	3,080	59,998
RRI Energy, Inc. (a)	6,670	33,417
Unisource Energy Corp.	400	10,616
Westar Energy, Inc.	2,000	37,540
		863,108
Electrical Components & Equipment – 1.4%
Advanced Battery Technologies, Inc. (a)	430	1,729
Advanced Energy Industries, Inc. (a)	20,196	181,562
Belden Inc.	22,633	377,971
C&D Technologies, Inc. (a)	2,410	4,820
Encore Wire Corp.	7,871	168,046
EnerSys (a)	13,417	244,055
GrafTech International Ltd. (a)	45,430	513,813
Graham Corp.	2,418	32,160
Greatbatch, Inc. (a)	420	9,496
Hubbell, Inc. Class B	870	27,892
Insteel Industries, Inc.	9,770	80,505
Littelfuse, Inc. (a)	6,695	133,632
Molex, Inc.	2,260	35,143
Powell Industries, Inc. (a)	5,562	206,183
Valence Technology, Inc. (a)	4,180	7,482
Vicor Corp.	2,793	20,166
		2,044,655
Electronics – 3.2%
Agilent Technologies, Inc. (a)	170	3,453
American Science & Engineering, Inc.	240	16,589
Amphenol Corp. Class A	150	4,746
Analogic Corp.	6,440	237,958
Arrow Electronics, Inc. (a)	6,000	127,440
AVX Corp.	2,680	26,612
Axsys Technologies, Inc. (a)	120	6,437
Badger Meter, Inc.	5,850	239,850
Bel Fuse, Inc. Class A	470	6,599
Benchmark Electronics, Inc. (a)	38,380	552,672
Brady Corp. Class A	4,789	120,300
Checkpoint Systems, Inc. (a)	1,910	29,968
China Security & Surveillance Technology, Inc. (a)	4,450	33,553
Coherent, Inc. (a)	8,090	167,301
CTS Corp.	12,832	84,050
Daktronics, Inc.	7,430	57,211
Dionex Corp. (a)	3,496	213,361
Dolby Laboratories, Inc. Class A (a)	640	23,859
Electro Scientific Industries, Inc. (a)	3,830	42,819
Faro Technologies, Inc. (a)	720	11,182
FEI Co. (a)	340	7,786
Gentex Corp.	730	8,468
II-VI, Inc. (a)	310	6,873
Jabil Circuit, Inc.	39,840	295,613
L-1 Identity Solutions, Inc. (a)	2,750	21,285
Methode Electronics, Inc.	14,970	105,089
Multi-Fineline Electronix, Inc. (a)	13,208	282,651
Nam Tai Electronics, Inc.	1,620	6,901

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Instruments Corp.	990	$22,334
OSI Systems, Inc. (a)	4,918	102,540
Park Electrochemical Corp.	3,450	74,278
Plexus Corp. (a)	6,540	133,808
Rofin-Sinar Technologies, Inc. (a)	15,424	308,634
Rogers Corp. (a)	430	8,699
Sanmina-SCI Corp. (a)	80,970	35,627
Stoneridge, Inc. (a)	5,830	27,984
Taser International, Inc. (a)	5,950	27,132
Technitrol, Inc.	9,760	63,147
Thomas & Betts Corp. (a)	7,616	219,798
Trimble Navigation Ltd. (a)	70	1,374
TTM Technologies, Inc. (a)	9,400	74,824
Varian, Inc. (a)	7,660	302,034
Vishay Intertechnology, Inc. (a)	54,140	367,611
Watts Water Technologies, Inc. Class A	1,790	38,557
Woodward Governor Co.	864	17,107
		4,566,114
Energy — Alternate Sources – 0.1%
Clean Energy Fuels Corp. (a)	3,120	26,863
Headwaters, Inc. (a)	17,590	59,103
		85,966
Engineering & Construction – 1.3%
Aecom Technology Corp. (a)	900	28,800
Chicago Bridge & Iron Co. NV	6,800	84,320
Dycom Industries, Inc. (a)	22,450	248,522
Emcor Group, Inc. (a)	19,924	400,871
ENGlobal Corp. (a)	5,530	27,208
Granite Construction, Inc.	4,801	159,777
Insituform Technologies, Inc. Class A (a)	8,330	141,360
Layne Christensen Co. (a)	3,840	78,528
Michael Baker Corp. (a)	5,501	233,022
Orion Marine Group, Inc. (a)	2,250	42,750
The Shaw Group, Inc. (a)	110	3,015
Tutor Perini Corp. (a)	25,666	445,562
		1,893,735
Entertainment – 0.6%
Bally Technologies, Inc. (a)	9,940	297,405
Churchill Downs, Inc.	420	14,137
Dover Downs Gaming & Entertainment, Inc.	170	791
International Speedway Corp. Class A	2,450	62,744
Isle of Capri Casinos, Inc. (a)	2,730	36,364
National CineMedia, Inc.	3,970	54,627
Pinnacle Entertainment, Inc. (a)	9,550	88,719
Shuffle Master, Inc. (a)	3,110	20,557
Speedway Motorsports, Inc.	6,660	91,642
Vail Resorts, Inc. (a)	6,698	179,640
Warner Music Group Corp. (a)	12,960	75,816
		922,442
Environmental Controls – 0.4%
American Ecology Corp.	8,980	160,922
Casella Waste Systems, Inc. Class A (a)	1,370	2,726
Darling International, Inc. (a)	38,610	254,826
EnergySolutions, Inc.	6,130	56,396
Metalico, Inc. (a)	5,100	23,766
Mine Safety Appliances Co.	670	16,147
Rentech, Inc. (a)	70	40
TETRA Technologies, Inc. (a)	1,860	53,289
Waste Connections, Inc. (a)	1,700	44,047
Waste Services, Inc. (a)	1,630	8,443
		620,602
Foods – 0.9%
Arden Group, Inc. Class A	160	20,016
Calavo Growers, Inc.	100	1,983
Chiquita Brands International, Inc. (a)	16,250	166,725
ConAgra Foods, Inc.	90	1,715
Del Monte Foods Co.	7,450	69,881
Diamond Foods, Inc.	1,700	47,430
Fresh Del Monte Produce, Inc. (a)	8,140	132,356
Ingles Markets, Inc. Class A	1,236	18,837
J&J Snack Foods Corp.	1,610	57,799
The J.M. Smucker Co.	250	12,165
Lancaster Colony Corp.	1,360	59,935
M&F Worldwide Corp. (a)	1,500	30,000
Nash Finch Co.	1,960	53,038
Ralcorp Holdings, Inc. (a)	2,990	182,151
Ruddick Corp.	830	19,447
Sanderson Farms, Inc.	330	14,850
Smart Balance, Inc. (a)	730	4,971
Smithfield Foods, Inc. (a)	4,010	56,020
Spartan Stores, Inc.	1,020	12,658
SUPERVALU Inc.	90	1,166
TreeHouse Foods, Inc. (a)	6,050	174,058
United Natural Foods, Inc. (a)	200	5,250
Weis Markets, Inc.	1,622	54,369
Whole Foods Market, Inc.	360	6,833
Winn-Dixie Stores, Inc. (a)	4,000	50,160
		1,253,813
Forest Products & Paper – 0.7%
Buckeye Technologies, Inc. (a)	8,290	37,222
Clearwater Paper Corp. (a)	712	18,007
Deltic Timber Corp.	350	12,415
Domtar Corp. (a)	4,059	67,298
Glatfelter	8,870	78,943
MeadWestvaco Corp.	270	4,431
Mercer International, Inc. (a)	1,630	929
Neenah Paper, Inc.	870	7,665
Potlatch Corp.	2,680	65,097
Rock-Tenn Co. Class A	3,371	128,637
Schweitzer-Mauduit International, Inc.	2,128	57,903
Temple-Inland Inc.	38,350	503,152
Wausau Paper Corp.	13,470	90,518

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xerium Technologies, Inc. (a)	5,850	$6,435
		1,078,652
Gas – 0.2%
The Laclede Group, Inc.	600	19,878
New Jersey Resources Corp.	1,750	64,820
Nicor, Inc.	1,100	38,082
Northwest Natural Gas Co.	350	15,512
Piedmont Natural Gas Co., Inc.	900	21,699
South Jersey Industries, Inc.	600	20,934
Southern Union Co.	100	1,839
Southwest Gas Corp.	600	13,326
WGL Holdings, Inc.	1,100	35,222
		231,312
Hand & Machine Tools – 0.6%
Baldor Electric Co.	16,260	386,825
Franklin Electric Co., Inc.	240	6,221
K-Tron International, Inc. (a)	265	21,115
Kennametal Inc.	13,010	249,532
Lincoln Electric Holdings, Inc.	3,381	121,851
Regal-Beloit Corp.	470	18,668
Thermadyne Holdings Corp. (a)	860	3,019
		807,231
Health Care — Products – 2.3%
Abaxis, Inc. (a)	2,120	43,545
American Medical Systems Holdings, Inc. (a)	6,500	102,700
AngioDynamics, Inc. (a)	2,270	30,123
Bruker Corp. (a)	2,170	20,094
Cantel Medical Corp. (a)	900	14,607
Cardiac Science Corp. (a)	210	844
Cepheid, Inc. (a)	1,260	11,869
CONMED Corp. (a)	3,700	57,424
The Cooper Cos., Inc.	6,520	161,240
Cyberonics, Inc. (a)	5,780	96,121
ev3, Inc. (a)	2,450	26,264
Exactech, Inc. (a)	2,150	31,175
Genomic Health, Inc. (a)	220	3,813
Haemonetics Corp. (a)	1,270	72,390
Hanger Orthopedic Group, Inc. (a)	6,410	87,112
Hill-Rom Holdings, Inc.	18,046	292,706
ICU Medical, Inc. (a)	30	1,234
Invacare Corp.	2,380	42,007
IRIS International, Inc. (a)	970	11,446
Kensey Nash Corp. (a)	5,441	142,609
Kinetic Concepts, Inc. (a)	5,843	159,222
Luminex Corp. (a)	5,150	95,481
Masimo Corp. (a)	2,620	63,168
Merit Medical Systems, Inc. (a)	5,430	88,509
Natus Medical Inc. (a)	7,060	81,472
NuVasive, Inc. (a)	12,600	561,960
Orthofix International NV (a)	2,970	74,280
Palomar Medical Technologies, Inc. (a)	1,230	18,032
PSS World Medical, Inc. (a)	300	5,553
Quidel Corp. (a)	3,470	50,523
Somanetics Corp. (a)	3,780	62,408
SonoSite, Inc. (a)	3,050	61,183
STERIS Corp.	12,020	313,482
SurModics, Inc. (a)	1,100	24,893
Symmetry Medical Inc. (a)	2,230	20,784
Synovis Life Technologies, Inc. (a)	2,860	59,402
Techne Corp.	50	3,190
Thoratec Corp. (a)	3,250	87,035
Volcano Corp. (a)	4,020	56,200
West Pharmaceutical Services, Inc.	600	20,910
Wright Medical Group, Inc. (a)	3,530	57,398
Zoll Medical Corp. (a)	6,660	128,804
		3,343,212
Health Care — Services – 2.9%
Alliance HealthCare Services, Inc. (a)	4,920	36,064
Amedisys, Inc. (a)	1,800	59,436
AMERIGROUP Corp. (a)	9,690	260,177
AmSurg Corp. (a)	2,430	52,099
Brookdale Senior Living, Inc.	8,910	86,783
Centene Corp. (a)	16,402	327,712
CIGNA Corp.	50	1,205
Community Health Systems, Inc. (a)	3,753	94,763
Coventry Health Care, Inc. (a)	190	3,555
The Ensign Group, Inc.	200	2,846
Gentiva Health Services, Inc. (a)	7,251	119,351
Health Management Associates, Inc. Class A (a)	40,260	198,884
Health Net, Inc. (a)	23,660	367,913
Healthsouth Corp. (a)	3,200	46,208
Healthways, Inc. (a)	12,205	164,157
Kindred Healthcare, Inc. (a)	19,680	243,442
Laboratory Corp. of America Holdings (a)	400	27,116
LHC Group, Inc. (a)	4,140	91,949
Life Sciences Research, Inc. (a)	1,010	7,242
LifePoint Hospitals, Inc. (a)	10,298	270,322
Lincare Holdings, Inc. (a)	11,089	260,813
Magellan Health Services, Inc. (a)	2,040	66,953
Medcath Corp. (a)	3,000	35,280
Mednax, Inc. (a)	5,989	252,317
Molina Healthcare, Inc. (a)	7,780	186,098
Odyssey Healthcare, Inc. (a)	5,360	55,101
RehabCare Group, Inc. (a)	9,096	217,667
Res-Care, Inc. (a)	4,300	61,490
Skilled Healthcare Group, Inc. Class A (a)	1,340	10,050
Sun Healthcare Group, Inc. (a)	8,450	71,318
Triple-S Management Corp. Class B (a)	1,610	25,100
U.S. Physical Therapy, Inc. (a)	300	4,425
Universal Health Services, Inc. Class B	2,325	113,576
WellCare Health Plans Inc. (a)	16,968	313,738
		4,135,150
Home Builders – 0.4%
Amrep Corp. (a)	260	2,868
Brookfield Homes Corp. (a)	100	400

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Centex Corp.	1,210	$10,237
Lennar Corp.	8,780	85,078
M/I Homes, Inc. (a)	1,710	16,741
Meritage Home Corp. (a)	6,700	126,362
Palm Harbor Homes, Inc. (a)	790	1,699
The Ryland Group, Inc.	5,540	92,850
Thor Industries, Inc.	14,250	261,772
Winnebago Industries, Inc.	3,800	28,234
		626,241
Home Furnishing – 0.5%
American Woodmark Corp.	1,750	41,913
DTS, Inc. (a)	3,060	82,834
Ethan Allen Interiors, Inc.	2,430	25,175
Furniture Brands International, Inc.	10,520	31,876
Harman International Industries, Inc.	12,740	239,512
Hooker Furniture Corp.	1,080	12,398
Kimball International, Inc. Class B	4,093	25,540
La-Z-Boy, Inc.	13,790	65,089
Sealy Corp. (a)	7,910	15,504
Tempur-Pedic International, Inc.	8,574	112,062
Whirlpool Corp.	20	851
		652,754
Household Products – 1.2%
ACCO Brands Corp. (a)	7,390	20,840
American Greetings Corp. Class A	31,362	366,308
Blyth, Inc.	5,862	192,215
Central Garden & Pet Co. Class A (a)	24,043	236,823
CSS Industries, Inc.	1,970	40,149
Ennis, Inc.	4,681	58,325
Helen of Troy Ltd. (a)	6,360	106,784
Jarden Corp. (a)	16,460	308,625
Prestige Brands Holdings, Inc. (a)	10,940	67,281
The Standard Register Co.	8,510	27,743
Tupperware Brands Corp.	7,540	196,191
WD-40 Co.	1,970	57,130
		1,678,414
Housewares – 0.3%
National Presto Industries, Inc.	1,115	84,851
The Toro Co.	13,330	398,567
		483,418
Insurance – 5.2%
Allied World Assurance Holdings Ltd.	5,785	236,202
American Equity Investment Life Holding Co.	23,056	128,652
American Financial Group, Inc.	1,920	41,434
American National Insurance	500	37,790
American Physicians Capital, Inc.	2,900	113,564
Amerisafe, Inc. (a)	10,837	168,624
Amtrust Financial Services, Inc.	13,396	152,714
Argo Group International Holdings Ltd. (a)	1,100	31,042
Arthur J. Gallagher & Co.	100	2,134
Aspen Insurance Holdings Ltd.	17,870	399,216
Assurant, Inc.	3,900	93,951
Assured Guaranty Ltd.	17,709	219,237
CNA Financial Corp.	2,750	42,542
CNA Surety Corp. (a)	10,893	146,947
Conseco, Inc. (a)	54,580	129,355
Crawford & Co. Class B (a)	600	2,880
Delphi Financial Group, Inc. Class A	20,038	389,338
eHealth, Inc. (a)	620	10,949
EMC Insurance Group, Inc.	150	3,122
Employers Holdings, Inc.	7,330	99,321
Endurance Specialty Holdings Ltd.	7,328	214,710
Enstar Group Ltd. (a)	200	11,770
FBL Financial Group, Inc. Class A	5,150	42,539
Fidelity National Financial, Inc. Class A	80	1,082
First American Corp.	710	18,396
First Mercury Financial Corp.	2,200	30,294
FPIC Insurance Group, Inc. (a)	3,125	95,687
Genworth Financial, Inc. Class A	320	2,237
Greenlight Capital Re, Ltd. Class A (a)	770	13,329
Hallmark Financial Services, Inc. (a)	970	6,936
The Hanover Insurance Group, Inc.	5,000	190,550
Harleysville Group, Inc.	2,100	59,262
Horace Mann Educators Corp.	12,420	123,827
Infinity Property & Casualty Corp.	5,215	190,139
IPC Holdings Ltd.	13,000	355,420
Life Partners Holdings, Inc.	2,853	40,456
Lincoln National Corp.	2,090	35,969
Maiden Holdings Ltd.	720	4,723
Max Capital Group Ltd.	28,150	519,649
Meadowbrook Insurance Group, Inc.	5,920	38,658
Mercury General Corp.	740	24,738
MGIC Investment Corp.	11,850	52,140
Montpelier Re Holdings Ltd.	5,250	69,772
National Interstate Corp.	1,430	21,707
National Western Life Insurance Co. Class A	50	5,838
Navigators Group, Inc. (a)	2,930	130,180
NYMAGIC, Inc.	20	278
Odyssey Re Holdings Corp.	2,930	117,141
Old Republic International Corp.	3,210	31,618
OneBeacon Insurance Group Ltd.	9,070	106,028
The Phoenix Companies, Inc. (a)	13,984	23,353
Platinum Underwriters Holdings Ltd.	8,500	243,015
PMA Capital Corp. Class A (a)	2,370	10,784
The PMI Group, Inc.	14,220	28,156
Presidential Life Corp.	2,240	16,957
ProAssurance Corp. (a)	5,796	267,833
Protective Life Corp.	34,100	390,104
Radian Group, Inc.	17,240	46,893
RLI Corp.	981	43,949

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safety Insurance Group, Inc.	4,623	$141,279
SeaBright Insurance Holdings, Inc. (a)	5,290	53,588
Selective Insurance Group	8,594	109,745
StanCorp Financial Group, Inc.	11,894	341,120
State Auto Financial Corp.	1,230	21,525
Stewart Information Services Corp.	3,960	56,430
Tower Group, Inc.	600	14,868
Transatlantic Holdings, Inc.	110	4,766
United America Indemnity Ltd. Class A (a)	10,910	52,259
United Fire & Casualty Co.	1,210	20,752
Unitrin, Inc.	17,900	215,158
Universal American Corp. (a)	11,750	102,460
Unum Group	2,530	40,126
Validus Holdings, Ltd.	8,561	188,171
White Mountains Insurance Group Ltd.	110	25,180
		7,462,558
Internet – 3.3%
1-800-Flowers.com, Inc. Class A (a)	2,870	5,510
Akamai Technologies, Inc. (a)	80	1,534
Art Technology Group, Inc. (a)	18,000	68,400
AsiaInfo Holdings, Inc. (a)	5,170	88,976
Avocent Corp. (a)	19,590	273,476
Bidz.com, Inc. (a)	490	1,382
Blue Coat Systems, Inc. (a)	6,000	99,240
Blue Nile, Inc. (a)	4,650	199,903
Cogent Communications Group, Inc. (a)	13,640	111,166
Comscore, Inc. (a)	1,220	16,250
DealerTrack Holdings, Inc. (a)	2,990	50,830
Digital River, Inc. (a)	5,550	201,576
EarthLink, Inc. (a)	26,360	195,328
eResearch Technology, Inc. (a)	10,853	67,397
Global Sources Ltd. (a)	9,826	70,845
i2 Technologies, Inc. (a)	890	11,170
InfoSpace, Inc. (a)	310	2,055
j2 Global Communications, Inc. (a)	12,150	274,104
The Knot, Inc. (a)	990	7,801
Liberty Media Holding Corp. Interactive Class A (a)	1,070	5,361
Liquidity Services, Inc. (a)	840	8,282
LoopNet, Inc. (a)	5,540	42,935
Mercadolibre, Inc. (a)	5,390	144,883
ModusLink Global Solutions, Inc. (a)	5,060	34,712
Move, Inc. (a)	3,500	7,560
Navisite, Inc. (a)	1,440	1,973
Netflix, Inc. (a)	8,330	344,362
NIC, Inc.	5,150	34,866
NutriSystem, Inc.	8,967	130,022
Orbitz Worldwide, Inc. (a)	1,420	2,698
Overstock.com, Inc. (a)	4,720	56,451
Perficient, Inc. (a)	1,770	12,372
S1 Corp. (a)	22,490	155,181
Sapient Corp. (a)	37,990	238,957
Shutterfly, Inc. (a)	4,790	66,821
Sohu.com, Inc. (a)	2,170	136,341
SonicWALL, Inc. (a)	14,164	77,619
Stamps.com, Inc. (a)	6,350	53,848
TheStreet.com, Inc.	2,042	4,268
TIBCO Software, Inc. (a)	106,940	766,760
United Online, Inc.	15,207	98,998
Valueclick, Inc. (a)	32,690	343,899
Vignette Corp. (a)	6,095	80,149
Vocus, Inc. (a)	4,170	82,399
Zix Corp. (a)	1,340	2,010
		4,680,670
Investment Companies – 0.2%
Allied Capital Corp.	14,560	50,669
Apollo Investment Corp.	27,400	164,400
Ares Capital Corp.	1,760	14,186
Gladstone Capital Corp.	500	3,765
Hercules Technology Growth Capital, Inc.	5,000	41,800
MCG Capital Corp. (a)	2,800	6,804
NGP Capital Resources Co.	860	5,048
PennantPark Investment Corp.	400	2,840
Prospect Capital Corp.	4,900	45,080
		334,592
Iron & Steel – 1.2%
AK Steel Holding Corp.	33,910	650,733
Carpenter Technology Corp.	19,280	401,217
General Steel Holdings, Inc. (a)	1,960	7,781
Olympic Steel, Inc.	8,540	208,974
Reliance Steel & Aluminum Co.	500	19,195
Schnitzer Steel Industries, Inc. Class A	8,451	446,720
Universal Stainless & Alloy (a)	690	11,226
		1,745,846
Leisure Time – 0.6%
Brunswick Corp.	35,610	153,835
Callaway Golf Co.	20,400	103,428
Interval Leisure Group, Inc. (a)	3,165	29,498
Life Time Fitness, Inc. (a)	2,570	51,426
Polaris Industries, Inc.	6,950	223,234
Town Sports International Holdings, Inc. (a)	780	2,925
WMS Industries, Inc. (a)	9,560	301,235
		865,581
Lodging – 0.4%
Ameristar Casinos, Inc.	3,350	63,751
Boyd Gaming Corp. (a)	29,985	254,872
Gaylord Entertainment Co. (a)	680	8,643
Marcus Corp.	2,200	23,144
Orient-Express Hotels Ltd.	7,380	62,656
Wyndham Worldwide Corp.	18,890	228,947
		642,013
Machinery — Construction & Mining – 0.1%
Bucyrus International, Inc. Class A	630	17,993
Terex Corp. (a)	10,020	120,941
		138,934

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 2.0%
Altra Holdings, Inc. (a)	7,145	$53,516
Applied Industrial Technologies, Inc.	5,838	115,009
Briggs & Stratton Corp.	16,710	222,911
Cascade Corp.	1,840	28,943
Chart Industries, Inc. (a)	20,478	372,290
Cognex Corp.	2,230	31,510
Columbus McKinnon Corp. (a)	11,910	150,662
Cummins, Inc.	230	8,098
DXP Enterprises, Inc. (a)	1,450	16,632
Gardner Denver, Inc. (a)	22,084	555,854
Gerber Scientific, Inc. (a)	1,280	3,200
Gorman-Rupp Co.	3,950	79,672
Graco, Inc.	4,230	93,145
Hurco Cos., Inc. (a)	730	11,410
IDEX Corp.	1,000	24,570
Kadant, Inc. (a)	6,820	76,998
Lindsay Corp.	3,070	101,617
The Manitowoc Co., Inc.	25,940	136,444
NACCO Industries, Inc. Class A	1,000	28,720
Nordson Corp.	4,250	164,305
Robbins & Myers, Inc.	12,446	239,586
Sauer-Danfoss, Inc.	4,380	26,849
Tecumseh Products Co. Class A (a)	7,540	73,213
Tennant Co.	3,072	56,494
Twin Disc, Inc.	630	4,290
Wabtec Corp.	2,470	79,460
Zebra Technologies Corp. Class A (a)	2,600	61,516
		2,816,914
Manufacturing – 2.3%
A.O. Smith Corp.	5,200	169,364
Actuant Corp. Class A	9,190	112,118
Acuity Brands, Inc.	13,378	375,253
American Railcar Industries, Inc.	850	7,021
Ameron International Corp.	5,030	337,211
AZZ, Inc. (a)	3,107	106,912
Barnes Group Inc.	15,100	179,539
Blount International, Inc. (a)	11,460	98,671
The Brink's Co.	1,180	34,255
Carlisle Cos., Inc.	1,520	36,541
Ceradyne, Inc. (a)	12,330	217,748
Clarcor, Inc.	250	7,297
Colfax Corp. (a)	4,820	37,210
Crane Co.	7,712	172,055
Dover Corp.	140	4,633
EnPro Industries, Inc. (a)	13,680	246,377
Federal Signal Corp.	19,040	145,656
FreightCar America Inc.	2,500	42,025
GenTek, Inc. (a)	220	4,913
Griffon Corp. (a)	6,213	51,692
Harsco Corp.	3,490	98,767
John Bean Technologies Corp.	2,638	33,028
Koppers Holdings, Inc.	1,830	48,257
LSB Industries, Inc. (a)	5,344	86,412
Lydall, Inc. (a)	2,080	7,072
McCoy Corp.	4,900	5,268
Myers Industries, Inc.	9,067	75,437
Polypore International, Inc. (a)	1,970	21,906
Raven Industries, Inc.	2,670	68,352
Smith & Wesson Holding Corp. (a)	7,940	45,099
Standex International Corp.	2,020	23,432
Tredegar Corp.	15,533	206,900
Trinity Industries, Inc.	15,480	210,838
		3,317,259
Media – 0.7%
Acacia Research - Acacia Technologies (a)	1,323	10,412
Belo Corp. Class A	22,770	40,758
CBS Corp. Class B	30	208
Central European Media Enterprises Ltd. (a)	610	12,011
CKX, Inc. (a)	240	1,702
Courier Corp.	640	9,766
CTC Media, Inc. (a)	890	10,520
DISH Network Corp. Class A (a)	50	811
The E.W. Scripps Co. Class A	10,090	21,088
Entercom Communications Corp.	780	1,193
Entravision Communications Corp. Class A (a)	18,390	8,827
FactSet Research Systems, Inc.	1,150	57,351
Gannett Co., Inc.	2,960	10,567
Journal Communications, Inc. Class A	2,220	2,331
Liberty Media Corp. Capital Class A (a)	5,400	73,224
The McClatchy Co. Class A	10,680	5,340
Mediacom Communications Corp. (a)	7,180	36,690
Meredith Corp.	14,310	365,620
Scholastic Corp.	14,080	278,643
Sinclair Broadcast Group, Inc. Class A	19,836	38,482
		985,544
Metal Fabricate & Hardware – 1.5%
A.M. Castle & Co.	9,480	114,518
Ampco-Pittsburgh Corp.	4,895	114,788
Circor International, Inc.	10,250	242,002
Commercial Metals Co.	13,660	218,970
Haynes International, Inc. (a)	6,080	144,096
L.B. Foster Co. Class A (a)	2,980	89,609
Ladish Co., Inc. (a)	1,260	16,342
Mueller Industries, Inc.	14,373	298,958
Mueller Water Products, Inc. Class A	22,080	82,579
NN, Inc.	1,650	2,772
Northwest Pipe Co. (a)	3,610	125,484
RBC Bearings, Inc. (a)	580	11,861
Sun Hydraulics Corp.	9,780	158,143
The Timken Co.	19,100	326,228
Worthington Industries, Inc.	11,100	141,969
		2,088,319
Mining – 0.9%
Allied Nevada Gold Corp. (a)	770	6,206
Amcol International Corp.	360	7,769
Brush Engineered Materials Inc. (a)	9,960	166,830
Century Aluminum Co. (a)	250	1,558
Compass Minerals International, Inc.	2,800	153,748

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hecla Mining Co. (a)	12,980	$34,786
Horsehead Holding Corp. (a)	3,400	25,330
Kaiser Aluminum Corp.	3,180	114,194
Royal Gold, Inc.	2,000	83,400
RTI International Metals, Inc. (a)	12,120	214,160
Stillwater Mining Co. (a)	18,990	108,433
Titanium Metals Corp.	24,530	225,431
USEC, Inc. (a)	30,260	160,983
		1,302,828
Office Equipment/Supplies – 0.0%
Xerox Corp.	850	5,508
Office Furnishings – 0.9%
Herman Miller, Inc.	27,430	420,776
HNI Corp.	15,870	286,612
Interface, Inc. Class A	35,599	220,714
Knoll, Inc.	12,165	92,211
Steelcase, Inc. Class A	53,807	313,157
		1,333,470
Oil & Gas – 2.1%
Abraxas Petroleum Corp. (a)	1,860	1,767
Arena Resources, Inc. (a)	100	3,185
Atlas America, Inc.	600	10,722
ATP Oil & Gas Corp. (a)	11,760	81,850
Berry Petroleum Co. Class A	11,110	206,535
Bill Barrett Corp. (a)	760	20,870
Brigham Exploration Co. (a)	9,760	34,062
Bronco Drilling Co., Inc. (a)	3,900	16,692
Callon Petroleum Co. (a)	1,250	2,475
Carrizo Oil & Gas, Inc. (a)	100	1,715
Cimarex Energy Co.	2,950	83,603
Comstock Resources, Inc. (a)	2,660	87,913
Contango Oil & Gas Co. (a)	1,720	73,083
CVR Energy, Inc. (a)	24,272	177,914
Delek US Holdings, Inc.	13,890	117,787
Denbury Resources, Inc. (a)	5,490	80,868
Encore Acquisition Co. (a)	3,215	99,183
EXCO Resources, Inc. (a)	80	1,034
Frontier Oil Corp.	9,374	122,893
Gasco Energy, Inc. (a)	11,590	3,245
Georesources, Inc. (a)	1,360	13,872
Helmerich & Payne, Inc.	440	13,583
Hercules Offshore, Inc. (a)	2,180	8,655
Holly Corp.	3,687	66,292
Mariner Energy, Inc. (a)	20,570	241,697
McMoRan Exploration Co. (a)	1,030	6,139
Meridian Resource Corp. (a)	1,780	623
Oilsands Quest, Inc. (a)	3,100	2,976
Parker Drilling Co. (a)	46,510	201,853
Patterson-UTI Energy, Inc.	6,320	81,275
Penn Virginia Corp.	3,660	59,914
PetroQuest Energy, Inc. (a)	380	1,402
Pioneer Drilling Co. (a)	9,840	47,134
Precision Drilling Trust	39,967	195,039
Rosetta Resources, Inc. (a)	20,700	181,125
St. Mary Land & Exploration Co.	980	20,453
Stone Energy Corp. (a)	5,159	38,280
Swift Energy Co. (a)	4,230	70,429
Tesoro Corp.	5,215	66,387
Unit Corp. (a)	4,470	123,238
VAALCO Energy, Inc. (a)	22,780	96,359
W&T Offshore, Inc.	8,010	78,017
Western Refining, Inc. (a)	22,407	158,193
Whiting Petroleum Corp. (a)	1,030	36,215
		3,036,546
Oil & Gas Services – 3.3%
Allis-Chalmers Energy Inc. (a)	8,510	19,658
Basic Energy Services, Inc. (a)	10,130	69,188
Cal Dive International, Inc. (a)	4,060	35,038
Complete Production Services, Inc. (a)	23,240	147,806
Dawson Geophysical Co. (a)	2,509	74,894
Dresser-Rand Group, Inc. (a)	3,710	96,831
Dril-Quip, Inc. (a)	11,350	432,435
Exterran Holdings, Inc. (a)	22,090	354,324
Forbes Energy Services Ltd.	9,000	8,903
Global Industries Ltd. (a)	29,750	168,385
Gulf Island Fabrication, Inc.	7,630	120,783
Helix Energy Solutions Group Inc. (a)	30,640	333,057
Hornbeck Offshore Services, Inc. (a)	2,130	45,561
Key Energy Services, Inc. (a)	47,142	271,538
Lufkin Industries, Inc.	290	12,195
Matrix Service Co. (a)	10,419	119,610
NATCO Group, Inc. Class A (a)	4,710	155,053
Natural Gas Services Group, Inc. (a)	2,300	30,590
Newpark Resources, Inc. (a)	23,160	66,006
North American Energy Partners, Inc. (a)	2,870	17,478
Oceaneering International, Inc. (a)	280	12,656
Oil States International, Inc. (a)	21,120	511,315
RPC, Inc.	2,440	20,374
SEACOR Holdings, Inc. (a)	6,765	508,999
Superior Energy Services, Inc. (a)	16,920	292,208
T-3 Energy Services, Inc. (a)	5,918	70,483
TETRA Technologies, Inc. (a)	38,370	305,425
Tidewater, Inc.	2,166	92,856
Union Drilling, Inc. (a)	4,460	29,525
Weatherford International Ltd. (a)	220	4,303
Willbros Group, Inc. (a)	20,214	252,877
		4,680,354
Packaging & Containers – 0.1%
Bway Holding Co. (a)	830	14,550
Packaging Corp. of America	9,900	160,380
Sonoco Products Co.	1,450	34,727
		209,657
Pharmaceuticals – 2.8%
Adolor Corp. (a)	6,240	10,982

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Akorn, Inc. (a)	150	$180
Align Technology, Inc. (a)	2,270	24,062
Allos Therapeutics Inc. (a)	7,130	59,108
Alnylam Pharmaceuticals, Inc. (a)	1,770	39,418
Array Biopharma, Inc. (a)	2,930	9,200
Auxilium Pharmaceuticals, Inc. (a)	3,490	109,516
Cadence Pharmaceuticals, Inc. (a)	400	3,996
CPEX Pharmaceuticals, Inc. (a)	30	300
Cubist Pharmaceuticals, Inc. (a)	9,780	179,267
Cypress Bioscience, Inc. (a)	3,300	31,086
Emergent Biosolutions, Inc. (a)	6,700	96,011
Endo Pharmaceuticals Holdings Inc. (a)	6,306	113,004
Forest Laboratories, Inc. (a)	80	2,009
HealthExtras, Inc. (a)	1,900	47,386
Herbalife Ltd.	12,850	405,289
Indevus Pharmaceuticals, Inc. (b)	400	4
Isis Pharmaceuticals, Inc. (a)	3,930	64,845
K-V Pharmaceutical Co. Class A (a)	2,430	7,800
King Pharmaceuticals, Inc. (a)	12,929	124,506
MannKind Corp. (a)	2,180	18,116
Medicis Pharmaceutical Corp. Class A	5,340	87,149
Medivation, Inc. (a)	4,750	106,447
MiddleBrook Pharmaceuticals, Inc. (a)	1,570	2,119
Myriad Pharmaceuticals, Inc. (a)	1,735	8,068
Nabi Biopharmaceuticals (a)	2,190	5,300
NBTY, Inc. (a)	9,126	256,623
Nektar Therapeutics (a)	2,370	15,358
Noven Pharmaceuticals, Inc. (a)	11,632	166,338
Obagi Medical Products, Inc. (a)	220	1,604
Omega Protein Corp. (a)	5,060	20,544
Onyx Pharmaceuticals, Inc. (a)	1,200	33,912
Optimer Pharmaceuticals, Inc. (a)	3,230	48,353
OSI Pharmaceuticals, Inc. (a)	4,270	120,542
Osiris Therapeutics, Inc. (a)	1,840	24,711
Pain Therapeutics, Inc. (a)	4,680	25,132
Perrigo Co.	2,000	55,560
PetMed Express, Inc. (a)	3,440	51,703
PharMerica Corp. (a)	11,806	231,752
Pozen, Inc. (a)	2,740	21,043
Progenics Pharmaceuticals, Inc. (a)	4,000	20,600
Questcor Pharmaceuticals, Inc. (a)	12,560	62,800
Rigel Pharmaceuticals, Inc. (a)	4,890	59,267
Salix Pharmaceuticals Ltd. (a)	4,760	46,981
Savient Pharmaceuticals, Inc. (a)	45,230	626,888
Sepracor Inc. (a)	6,332	109,670
Sirona Dental Systems, Inc. (a)	2,200	43,978
Theravance, Inc. (a)	3,980	58,267
United Therapeutics Corp. (a)	900	74,997
Valeant Pharmaceuticals International (a)	6,730	173,096
VCA Antech, Inc. (a)	2,296	61,303
Viropharma, Inc. (a)	2,350	13,935
VIVUS, Inc. (a)	10,400	63,232
		4,043,357
Pipelines – 0.0%
Crosstex Energy, Inc.	7,520	31,283
MarkWest Energy Partners, LP	1,500	27,300
		58,583
Real Estate – 0.1%
Avatar Holdings, Inc. (a)	410	7,450
CB Richard Ellis Group, Inc. Class A (a)	50	468
Consolidated-Tomoka Land Co.	80	2,806
Forest City Enterprises, Inc. Class A	8,730	57,618
Forestar Real Estate Group, Inc. (a)	6,680	79,358
Hilltop Holdings Inc. (a)	1,650	19,586
Jones Lang Lasalle, Inc.	1,100	36,003
W.P. Carey & Co. LLC	100	2,498
		205,787
Real Estate Investment Trusts (REITS) – 3.2%
Acadia Realty Trust	1,723	22,485
Agree Realty Corp.	970	17,780
Alexander's, Inc.	50	13,480
Alexandria Real Estate Equities, Inc.	2,150	76,948
American Campus Communities, Inc.	1,790	39,702
American Capital Agency Corp.	3,600	82,692
Arbor Realty Trust, Inc.	240	420
Ashford Hospitality Trust	9,200	25,852
Associated Estates Realty Corp.	1,090	6,496
BioMed Realty Trust, Inc.	9,320	95,344
Brandywine Realty Trust	390	2,906
CapitalSource, Inc.	39,370	192,126
CapLease, Inc.	2,860	7,894
Capstead Mortgage Corp.	4,400	55,924
CBL & Associates Properties, Inc.	140	755
Cedar Shopping Centers, Inc.	2,000	9,040
Colonial Properties Trust	1,870	13,838
Corporate Office Properties Trust	6,122	179,558
DCT Industrial Trust Inc.	7,380	30,110
DiamondRock Hospitality Co.	13,410	83,947
Digital Realty Trust, Inc.	3,900	139,815
Eastgroup Properties	3,420	112,928
Entertainment Properties Trust	6,040	124,424
Equity Lifestyle Properties, Inc.	3,160	117,489
Equity One, Inc.	732	9,706
Essex Property Trust, Inc.	1,699	105,729
Extra Space Storage, Inc.	14,490	120,991

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FelCor Lodging Trust, Inc.	13,840	$34,046
First Industrial Realty Trust, Inc.	6,182	26,892
First Potomac Realty Trust	930	9,067
Getty Realty Corp.	700	13,209
Glimcher Realty Trust	930	2,697
Hatteras Financial Corp.	4,500	128,655
Healthcare Realty Trust, Inc.	7,820	131,611
Hersha Hospitality Trust	1,990	4,935
Highwoods Properties, Inc.	4,410	98,652
Home Properties, Inc.	6,593	224,821
Inland Real Estate Corp.	8,790	61,530
Investors Real Estate Trust	900	8,001
Kite Realty Group Trust	4,010	11,709
LaSalle Hotel Properties	4,750	58,615
Lexington Realty Trust	7,541	25,639
Liberty Property Trust	3,699	85,225
LTC Properties, Inc.	3,610	73,824
Medical Properties Trust, Inc.	11,340	68,834
Mid-America Apartment Communities, Inc.	8,020	294,414
National Health Investors, Inc.	2,450	65,439
National Retail Properties Inc.	11,315	196,315
Nationwide Health Properties, Inc.	780	20,077
Omega Healthcare Investors, Inc.	8,262	128,226
Parkway Properties, Inc.	3,890	50,570
Pennsylvania Real Estate Investment Trust	4,080	20,400
Post Properties, Inc.	950	12,768
PS Business Parks, Inc.	1,940	93,974
Ramco-Gershenson Properties Trust	1,400	14,014
Realty Income Corp.	5,328	116,790
Redwood Trust, Inc.	2,330	34,391
Saul Centers, Inc.	640	18,925
Senior Housing Properties Trust	12,047	196,607
SL Green Realty Corp.	7,190	164,939
Sovran Self Storage, Inc.	3,320	81,672
Strategic Hotels & Resorts, Inc.	4,969	5,516
Sunstone Hotel Investors, Inc.	6,363	34,042
Tanger Factory Outlet Centers, Inc.	3,306	107,214
Taubman Centers, Inc.	4,300	115,498
Universal Health Realty Income Trust	390	12,293
Urstadt Biddle Properties, Inc. Class A	1,820	25,626
Walter Investment Management Corp. (a)	625	8,300
Washington Real Estate Investment Trust	3,810	85,230
		4,659,581
Retail – 9.7%
99 Cents Only Stores (a)	1,100	14,938
Advance Auto Parts, Inc.	600	24,894
Aeropostale, Inc. (a)	13,860	474,982
AFC Enterprises (a)	400	2,700
America's Car-Mart, Inc. (a)	2,340	47,970
AnnTaylor Stores Corp. (a)	36,360	290,153
Asbury Automotive Group Inc.	15,240	156,058
AutoNation, Inc. (a)	20	347
Barnes & Noble, Inc.	10,440	215,377
bebe Stores, Inc.	4,820	33,162
Big 5 Sporting Goods Corp.	464	5,132
Big Lots, Inc. (a)	13,408	281,970
BJ's Restaurants, Inc. (a)	3,450	58,201
Blockbuster, Inc. Class A (a)	4,220	2,785
Bob Evans Farms, Inc.	12,969	372,729
Books-A-Million, Inc.	60	427
Borders Group, Inc. (a)	6,750	24,840
Brinker International, Inc.	13,090	222,923
Brown Shoe Co., Inc.	23,447	169,756
The Buckle, Inc.	14,472	459,775
Buffalo Wild Wings, Inc. (a)	2,020	65,690
Burger King Holdings Inc.	1,300	22,451
Cabelas, Inc. (a)	12,048	148,190
California Pizza Kitchen, Inc. (a)	5,860	77,879
Casey's General Stores, Inc.	8,290	212,970
Cash America International, Inc.	13,512	316,046
The Cato Corp. Class A	3,520	61,389
CEC Entertainment, Inc. (a)	8,395	247,485
Charlotte Russe Holding, Inc. (a)	6,450	83,076
Charming Shoppes, Inc. (a)	22,980	85,486
Children's Place (a)	13,240	349,933
Christopher & Banks Corp.	7,430	49,855
Citi Trends Inc. (a)	10,160	262,941
CKE Restaurants, Inc.	9,140	77,507
Collective Brands, Inc. (a)	16,330	237,928
Conn's, Inc. (a)	5,260	65,750
Copart, Inc. (a)	60	2,080
Cracker Barrel Old Country Store, Inc.	8,304	231,682
Denny's Corp. (a)	29,307	63,010
Dillard's, Inc. Class A	41,490	381,708
DineEquity, Inc.	1,300	40,547
Dress Barn, Inc. (a)	24,004	343,257
Ezcorp, Inc. (a)	2,280	24,578
The Finish Line, Inc. Class A	16,200	120,204
First Cash Financial Services, Inc. (a)	4,323	75,739
Foot Locker, Inc.	17,340	181,550
Fred's, Inc. Class A	16,910	213,066
Genesco, Inc. (a)	9,084	170,507
Group 1 Automotive, Inc.	12,640	328,893
Guess?, Inc.	1,710	44,084
The Gymboree Corp. (a)	7,076	251,056
Haverty Furniture Cos., Inc.	1,030	9,424
hhgregg, Inc. (a)	3,440	52,150
Hot Topic, Inc. (a)	7,050	51,535
HSN, Inc. (a)	6,494	68,642
Insight Enterprises, Inc. (a)	14,057	135,791
J. Crew Group, Inc. (a)	60	1,621
Jack in the Box, Inc. (a)	3,120	70,044
Jo-Ann Stores, Inc. (a)	6,431	132,929
Jones Apparel Group, Inc.	28,490	305,698
Jos. A. Bank Clothiers, Inc. (a)	880	30,325
Krispy Kreme Doughnuts, Inc. (a)	6,730	20,190
Liz Claiborne, Inc.	71,360	205,517
Men's Wearhouse, Inc.	27,693	531,152

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Movado Group, Inc.	1,360	$14,334
MSC Industrial Direct Co., Inc. Class A	1,040	36,899
Nu Skin Enterprises, Inc. Class A	5,469	83,676
O'Charley's, Inc.	770	7,123
Office Depot, Inc. (a)	56,910	259,510
OfficeMax Inc.	1,220	7,662
Pacific Sunwear of California, Inc. (a)	11,946	40,258
Panera Bread Co. Class A (a)	410	20,443
The Pantry, Inc. (a)	11,364	188,642
Papa John's International, Inc. (a)	5,668	140,510
PC Connection, Inc. (a)	920	4,830
Penske Auto Group, Inc.	12,370	205,837
The Pep Boys-Manny, Moe & Jack	12,380	125,533
Phillips-Van Heusen Corp.	18,060	518,141
PriceSmart, Inc.	930	15,577
RadioShack Corp.	3,049	42,564
Red Robin Gourmet Burgers, Inc. (a)	7,860	147,375
Regis Corp.	20,930	364,391
Ruby Tuesday, Inc. (a)	14,090	93,839
Rush Enterprises, Inc. Class A (a)	12,820	149,353
Sally Beauty Holdings, Inc. (a)	30,794	195,850
School Specialty, Inc. (a)	5,070	102,465
Signet Jewelers Ltd.	1,790	37,268
Sonic Automotive, Inc. Class A	6,860	69,698
Sonic Corp. (a)	720	7,222
Stage Stores, Inc.	24,820	275,502
The Steak'n Shake Co. (a)	5,050	44,137
Systemax, Inc. (a)	11,324	134,869
Texas Roadhouse, Inc. Class A (a)	7,110	77,570
The Talbots, Inc.	16,990	91,746
Titan Machinery, Inc. (a)	650	8,249
Tractor Supply Co. (a)	8,292	342,625
The Wet Seal, Inc. Class A (a)	49,392	151,633
Williams-Sonoma, Inc.	42,969	510,042
World Fuel Services Corp.	820	33,809
Zale Corp. (a)	180	619
Zumiez, Inc. (a)	4,020	32,200
		13,892,675
Savings & Loans – 0.5%
Anchor Bancorp Wisconsin, Inc.	290	377
Dime Community Bancshares	9,150	83,356
First Niagara Financial Group, Inc.	9,600	109,632
First Place Financial Corp.	710	2,208
Flushing Financial Corp.	4,670	43,664
Hudson City Bancorp, Inc.	110	1,462
NewAlliance Bancshares, Inc.	20,930	240,695
OceanFirst Financial Corp.	850	10,175
Provident Financial Services, Inc.	15,470	140,777
Provident New York Bancorp	5,300	43,036
TierOne Corp. (a)	1,018	2,097
United Financial Bancorp, Inc.	4,300	59,426
WSFS Financial Corp.	780	21,302
		758,207
Semiconductors – 5.4%
Actel Corp. (a)	8,180	87,771
Advanced Analogic Technologies, Inc. (a)	2,610	11,980
Advanced Micro Devices, Inc. (a)	4,500	17,415
Amkor Technology, Inc. (a)	64,175	303,548
Applied Micro Circuits Corp. (a)	20,310	165,120
Atmel Corp. (a)	45,650	170,274
ATMI, Inc. (a)	15,240	236,677
Brooks Automation, Inc. (a)	21,210	95,021
Cabot Microelectronics Corp. (a)	8,290	234,524
Cavium Networks, Inc. (a)	7,690	129,269
Cirrus Logic, Inc. (a)	21,400	96,300
Cohu, Inc.	2,800	25,144
Cypress Semiconductor Corp. (a)	2,500	23,000
Day4 Energy, Inc.	7,300	4,835
Diodes, Inc. (a)	5,470	85,551
DSP Group, Inc. (a)	2,930	19,807
Emulex Corp. (a)	27,296	266,955
Entegris, Inc. (a)	53,850	146,472
Exar Corp. (a)	7,310	52,559
Fairchild Semiconductor International, Inc. (a)	51,150	357,538
Hittite Microwave Corp. (a)	2,960	102,860
Integrated Device Technology, Inc. (a)	59,890	361,736
Intellon Corp. (a)	1,930	8,202
International Rectifier Corp. (a)	17,360	257,102
Intersil Corp. Class A	7,500	94,275
IXYS Corp.	4,720	47,766
Kulicke & Soffa Industries, Inc. (a)	3,470	11,902
Lattice Semiconductor Corp. (a)	40,550	76,234
LSI Corp. (a)	1,020	4,651
MEMC Electronic Materials, Inc. (a)	120	2,137
Micrel, Inc.	21,087	154,357
Microsemi Corp. (a)	8,030	110,814
Microtune, Inc. (a)	1,990	4,657
MKS Instruments, Inc. (a)	20,350	268,416
Monolithic Power Systems, Inc. (a)	8,770	196,536
Novellus Systems, Inc. (a)	2,660	44,422
Omnivision Technologies, Inc. (a)	22,720	236,061
ON Semiconductor Corp. (a)	710	4,871
Pericom Semiconductor Corp. (a)	5,100	42,942
PMC-Sierra, Inc. (a)	7,190	57,232
Power Integrations, Inc.	590	14,036
QLogic Corp. (a)	28,670	363,536
Semtech Corp. (a)	18,893	300,588
Sigma Designs, Inc. (a)	5,070	81,323
Silicon Image, Inc. (a)	31,350	72,105
Silicon Laboratories, Inc. (a)	1,600	60,704
Skyworks Solutions, Inc. (a)	62,730	613,499

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Standard Microsystems Corp. (a)	3,400	$69,530
Supertex, Inc. (a)	3,210	80,603
Techwell, Inc. (a)	1,030	8,755
Teradyne, Inc. (a)	36,660	251,488
Tessera Technologies, Inc. (a)	9,202	232,718
TriQuint Semiconductor, Inc. (a)	21,610	114,749
Ultra Clean Holdings, Inc. (a)	570	1,368
Ultratech, Inc. (a)	10,980	135,164
Varian Semiconductor Equipment Associates, Inc. (a)	10,940	262,451
Veeco Instruments Inc. (a)	16,420	190,308
Verigy Ltd. (a)	2,860	34,806
Volterra Semiconductor Corp. (a)	10,080	132,451
Xilinx, Inc.	1,200	24,552
Zoran Corp. (a)	4,150	45,235
		7,706,902
Software – 4.0%
ACI Worldwide, Inc. (a)	3,100	43,276
Actuate Corp. (a)	380	1,816
Acxiom Corp.	43,000	379,690
Advent Software, Inc. (a)	2,000	65,580
American Reprographics Co. (a)	13,278	110,473
Aspen Technology, Inc. (a)	3,339	28,482
Avid Technology, Inc. (a)	8,550	114,655
Blackbaud, Inc.	1,631	25,362
Blackboard Inc. (a)	6,600	190,476
Bottomline Technologies, Inc. (a)	1,640	14,776
Broadridge Financial Solutions Inc.	8,210	136,122
CommVault Systems, Inc. (a)	1,180	19,564
Computer Programs & Systems, Inc.	630	24,135
Compuware Corp. (a)	23,494	161,169
CSG Systems International, Inc. (a)	9,901	131,089
Digi International, Inc. (a)	4,210	41,048
Double-Take Software, Inc. (a)	2,190	18,944
Epicor Software Corp. (a)	1,820	9,646
EPIQ Systems, Inc. (a)	2,290	35,152
Fair Isaac Corp.	20,785	321,336
FalconStor Software, Inc. (a)	1,720	8,170
Fiserv, Inc. (a)	1,320	60,324
infoGROUP, Inc. (a)	2,630	15,017
Informatica Corp. (a)	1,910	32,833
Interactive Intelligence, Inc. (a)	1,630	19,984
JDA Software Group, Inc. (a)	7,870	117,735
ManTech International Corp. Class A (a)	1,450	62,408
Metavante Technologies, Inc. (a)	100	2,586
MicroStrategy, Inc. Class A (a)	2,389	119,976
MSC Software Corp. (a)	1,830	12,188
MSCI Inc. Class A (a)	26,700	652,548
Noah Education Holdings Ltd. ADR (Cayman Islands)	1,820	7,062
Novell, Inc. (a)	6,600	29,898
Omnicell, Inc. (a)	3,270	35,153
Open Text Corp. (a)	6,783	247,037
Parametric Technology Corp. (a)	25,280	295,523
Phoenix Technologies Ltd. (a)	380	1,030
Progress Software Corp. (a)	6,190	131,042
PROS Holdings, Inc. (a)	290	2,355
Quality Systems, Inc.	1,150	65,504
Quest Software, Inc. (a)	11,330	157,940
RightNow Technologies, Inc. (a)	13,230	156,114
Rosetta Stone, Inc. (a)	1,080	29,635
Schawk, Inc.	4,430	33,269
Seachange International, Inc. (a)	5,000	40,150
SEI Investments Co.	50	902
Smith Micro Software, Inc. (a)	730	7,169
Solera Holdings, Inc. (a)	2,470	62,738
SPSS, Inc. (a)	2,223	74,182
Sybase, Inc. (a)	5,080	159,207
Synchronoss Technologies, Inc. (a)	8,850	108,589
SYNNEX Corp. (a)	16,387	409,511
Take-Two Interactive Software, Inc.	21,540	203,984
Taleo Corp. Class A (a)	9,210	168,267
Tyler Technologies, Inc. (a)	8,020	125,272
The Ultimate Software Group, Inc. (a)	2,210	53,570
Wind River Systems, Inc. (a)	18,270	209,374
		5,791,037
Telecommunications – 5.2%
3Com Corp. (a)	122,970	579,189
Acme Packet, Inc. (a)	5,350	54,142
Adaptec, Inc. (a)	17,510	46,402
ADC Telecommunications, Inc. (a)	9,000	71,640
ADTRAN, Inc.	13,990	300,365
Alaska Communications Systems Group, Inc.	160	1,171
Amdocs Ltd. (a)	1,200	25,740
Anixter International, Inc. (a)	9,810	368,758
Applied Signal Technology, Inc.	160	4,082
Arris Group Inc. (a)	5,150	62,624
Atlantic Tele-Network, Inc.	2,875	112,959
BigBand Networks, Inc. (a)	5,530	28,590
Black Box Corp.	2,920	97,732
Cbeyond, Inc. (a)	3,410	48,933
Centennial Communications Corp. (a)	33,180	277,385
Ciena Corp. (a)	21,610	223,663
Cincinnati Bell, Inc. (a)	66,769	189,624
CommScope, Inc. (a)	22,553	592,242
Comtech Telecommunications (a)	1,200	38,256
CPI International, Inc. (a)	10	87
EchoStar Corp. (a)	1,550	24,707
Embarq Corp.	270	11,356
EMS Technologies, Inc. (a)	5,156	107,760
Extreme Networks (a)	3,038	6,076
Finisar Corp. (a)	24,130	13,754
Frontier Communications Corp.	100	714

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
General Communication, Inc. Class A (a)	740	$5,128
GeoEye Inc. (a)	600	14,136
Global Crossing Ltd. (a)	1,830	16,799
Harris Stratex Networks, Inc. Class A (a)	3,070	19,894
InterDigital, Inc. (a)	11,820	288,881
Iowa Telecommunications Services, Inc.	4,400	55,044
iPCS, Inc. (a)	2,790	41,738
Ixia (a)	10,270	69,220
JDS Uniphase Corp. (a)	86,100	492,492
Knology, Inc. (a)	940	8,112
Mastec, Inc. (a)	7,380	86,494
Netgear, Inc. (a)	2,660	38,331
NeuStar, Inc. Class A (a)	16,235	359,768
Neutral Tandem Inc. (a)	2,600	76,752
NII Holdings, Inc. (a)	80	1,526
Novatel Wireless, Inc. (a)	910	8,208
NTELOS Holdings Corp.	6,700	123,414
Oplink Communications, Inc. (a)	1,210	13,794
PAETEC Holding Corp. (a)	390	1,053
Parkervision, Inc. (a)	1,950	5,967
Plantronics, Inc.	18,322	346,469
Polycom, Inc. (a)	4,880	98,918
Powerwave Technologies, Inc. (a)	28,210	45,418
Premiere Global Services, Inc. (a)	31,140	337,558
RF Micro Devices, Inc. (a)	72,250	271,660
SAVVIS, Inc. (a)	440	5,042
ShoreTel, Inc. (a)	1,470	11,760
Sonus Networks, Inc. (a)	20,750	33,408
Starent Networks Corp. (a)	12,131	296,118
Syniverse Holdings, Inc. (a)	18,650	298,959
Tekelec (a)	10,052	169,175
Telephone & Data Systems, Inc.	70	1,981
Tellabs, Inc. (a)	9,700	55,581
TW Telecom, Inc. (a)	28,830	296,084
USA Mobility, Inc.	3,492	44,558
UTStarcom, Inc. (a)	18,480	30,122
Viasat, Inc. (a)	2,649	67,920
		7,425,433
Textiles – 0.1%
G&K Services, Inc. Class A	3,940	83,331
Mohawk Industries, Inc. (a)	20	714
UniFirst Corp.	2,260	84,004
		168,049
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	900	21,816
JAKKS Pacific, Inc. (a)	9,580	122,911
Leapfrog Enterprises, Inc. (a)	11,410	26,129
RC2 Corp. (a)	2,450	32,414
		203,270
Transportation – 1.5%
Air Transport Services Group Inc. (a)	1,370	3,178
Alexander & Baldwin, Inc.	321	7,524
American Commercial Lines, Inc. (a)	5,751	89,025
Arkansas Best Corp.	12,950	341,233
Atlas Air Worldwide Holdings, Inc. (a)	7,130	165,345
Bristow Group, Inc. (a)	2,140	63,408
CAI International, Inc. (a)	2,550	13,005
Celadon Group, Inc. (a)	2,700	22,653
Eagle Bulk Shipping Inc.	10,280	48,213
Excel Maritime Carriers Ltd.	1,140	7,672
Genco Shipping & Trading Ltd.	13,430	291,700
General Maritime Corp.	4,247	42,003
Gulfmark Offshore, Inc. (a)	8,700	240,120
Horizon Lines, Inc.	1,420	5,481
Kirby Corp. (a)	6,540	207,907
Knightsbridge Tankers Ltd.	3,915	53,401
Marten Transport Ltd. (a)	6,420	133,279
Nordic American Tanker Shipping Ltd.	600	19,092
Pacer International, Inc.	16,160	36,037
Ryder System, Inc.	1,740	48,581
Safe Bulkers, Inc.	10,420	68,355
Star Bulk Carriers Corp.	9,400	34,498
TBS International Ltd. (a)	17,630	137,690
Teekay Corp.	2,140	45,004
Teekay Tankers Ltd. Class A	2,180	20,252
UTI Worldwide, Inc. (a)	1,600	18,240
		2,162,896
Trucking & Leasing – 0.1%
AMERCO (a)	1,280	47,552
GATX Corp.	640	16,461
The Greenbrier Cos., Inc.	19	136
Textainer Group Holdings Ltd.	1,420	16,316
		80,465
Water – 0.1%
California Water Service Group	220	8,105
Cascal NV	5,020	18,825
Pico Holdings, Inc. (a)	1,040	29,848
SJW Corp.	2,170	49,259
		106,037
TOTAL COMMON STOCK (Cost $138,588,365)		141,613,097
TOTAL EQUITIES (Cost $138,588,365)		141,613,097
WARRANTS – 0.0%
Mining – 0.0%
Redcorp Ventures Ltd. Expires 7/10/09, Strike 0.65 (a) (b)	34,150	147
TOTAL WARRANTS (Cost $0)		147
MUTUAL FUNDS – 0.7%
Diversified Financial – 0.7%
iShares Russell 2000 Index Fund	21,600	1,100,736
TOTAL MUTUAL FUNDS (Cost $1,029,547)		1,100,736
TOTAL LONG-TERM INVESTMENTS (Cost $139,617,912)		142,713,980

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$1,107,870	$1,107,870
TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,870)		1,107,870
TOTAL INVESTMENTS – 100.0% (Cost $140,725,782) (d)		143,821,850
Other Assets/ (Liabilities) – (0.0)%		(12,787)
NET ASSETS – 100.0%		$143,809,063

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,107,871. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 4/01/18, and an aggregate market value, including accrued interest, of $1,131,476.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.0%
COMMON STOCK – 97.4%
Agriculture – 1.3%
KT&G Corp. GDR (Republic of Korea) (a)	6,700	$189,333
Apparel – 2.4%
Far Eastern Textile Co. Ltd.	201,000	231,729
XTEP International Holdings	273,000	137,358
		369,087
Automotive & Parts – 1.9%
Hyundai Mobis	3,326	289,976
Banks – 20.7%
Bank Mandari Tbk PT	472,500	145,687
Bank Rakyat Indonesia	509,000	312,740
Bumiputra-Commerce Holdings Bhd	58,300	149,891
China Construction Bank Corp. Class H	484,000	373,564
Commercial International Bank	29,859	261,838
Credicorp Ltd.	5,000	291,000
ICICI Bank Ltd. Sponsored ADR (India)	5,000	147,500
Industrial & Commercial Bank of China	565,000	393,102
Itau Unibanco Holding SA Sponsored ADR (Brazil)	35,698	565,099
Turkiye Garanti Bankasi AS (b)	89,346	240,411
Turkiye Halk Bankasi AS	62,880	246,762
		3,127,594
Building Materials – 1.5%
Asia Cement Corp.	211,000	224,136
Chemicals – 3.1%
Israel Chemicals Ltd.	24,443	239,889
Taiwan Fertilizer Co. Ltd.	79,000	233,431
		473,320
Cosmetics & Personal Care – 1.0%
LG Household & Health Care Ltd.	910	154,149
Diversified Financial – 8.2%
BM&F BOVESPA SA	34,200	204,974
Grupo Financiero Banorte SAB de CV	43,959	106,466
Hong Kong Exchanges and Clearing Ltd.	9,500	147,509
Redecard SA	14,100	216,288
Shinhan Financial Group Co. Ltd. Sponsored ADR (Republic of Korea)	5,354	272,144
Yuanta Financial Holding Co. Ltd.	429,000	287,022
		1,234,403
Foods – 1.2%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (b)	3,381	185,786
Holding Company — Diversified – 0.5%
Orascom Development Holding AG (b)	1,552	69,913
Home Builders – 0.7%
Desarrolladora Homex SA de CV Sponsored ADR (Mexico) (b)	3,800	105,982
Household Products – 1.0%
Hypermarcas SA (b)	12,544	155,085
Insurance – 1.6%
China Life Insurance Co. Ltd. Sponsored ADR (China)	4,490	248,926
Internet – 1.5%
NHN Corp. (b)	1,682	232,410
Media – 4.3%
Grupo Televisa SA Sponsored ADR (Mexico)	14,315	243,355
Naspers Ltd.	15,379	403,687
		647,042
Mining – 8.5%
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	9,489	347,582
Antofagasta PLC	7,914	76,836
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	4,100	263,097
Vale SA Sponsored ADR (Brazil)	39,021	598,973
		1,286,488
Oil & Gas – 16.3%
Gazprom OAO Sponsored ADR (Russia)	26,614	542,313
Lukoil OAO Sponsored ADR (Russia)	5,767	257,659
PetroChina Co. Ltd. Class H	330,000	364,058
Petroleo Brasileiro SA Sponsored ADR (Brazil)	22,510	750,933
Rosneft Oil Co. GDR (Russia) (b)	36,600	199,470
Sasol Ltd.	9,999	349,956
		2,464,389
Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	7,766	383,174
Real Estate – 3.8%
China Overseas Land & Investment Ltd.	123,920	285,001
China Resources Land Ltd.	127,600	281,587
		566,588
Retail – 2.4%
Parkson Retail Group Ltd.	108,000	155,145
Wal-Mart de Mexico SAB de CV	67,784	200,965
		356,110
Semiconductors – 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	12,300	115,743

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 1.1%
Infosys Technologies Ltd. Sponsored ADR (India)	4,305	$158,338
Telecommunications – 11.1%
America Movil SAB de C.V. Sponsored ADR (Mexico)	10,358	401,063
China Mobile Ltd. Sponsored ADR (Hong Kong)	12,100	605,968
Mobile TeleSystems Sponsored ADR (Russia) (b)	6,249	230,775
Telekomunikasi Indonesia Tbk PT	201,000	148,878
Vimpel-Communications Sponsored ADR (Russia) (b)	24,054	283,115
		1,669,799
TOTAL COMMON STOCK (Cost $14,872,455)		14,707,771
PREFERRED STOCK – 1.6%
Iron & Steel – 1.6%
Usinas Siderurgicas de Minas Gerais SA Class A	11,100	234,989
TOTAL PREFERRED STOCK (Cost $101,221)		234,989
TOTAL EQUITIES (Cost $14,973,676)		14,942,760
TOTAL LONG-TERM INVESTMENTS (Cost $14,973,676)		14,942,760
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (c)	$154,868	154,868
TOTAL SHORT-TERM INVESTMENTS (Cost $154,868)		154,868
TOTAL INVESTMENTS – 100.0% (Cost $15,128,544) (d)		15,097,628
Other Assets/ (Liabilities) – 0.0%		6,517
NET ASSETS – 100.0%		$15,104,145

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $189,333 or 1.25% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $154,868. Collateralized by U.S. Government Agency obligations with a rate of 3.642%, maturity date of 5/01/34, and an aggregate market value, including accrued interest, of $159,691.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments

June 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Airlines – 1.0%
China Southern Airlines Co. Ltd. Class H (a)	614,000	$168,627
Apparel – 1.1%
Li Ning Co. Ltd.	61,500	182,151
Auto Manufacturers – 1.5%
Dongfeng Motor Group Co. Ltd.	304,000	257,210
Banks – 16.7%
China CITIC Bank Class H	569,000	371,031
China Construction Bank Corp. Class H	1,065,000	821,995
China Merchants Bank Co. Ltd.	230,950	525,043
Industrial & Commercial Bank of China	1,096,000	762,548
Industrial & Commercial Bank of China Asia Ltd.	173,000	310,818
		2,791,435
Building Materials – 1.2%
China Shanshui Cement Group	277,000	191,112
Chemicals – 2.3%
Sinofert Holdings Ltd.	776,000	386,878
Coal – 4.5%
China Shenhua Energy Co. Ltd.	92,000	335,244
Fushan International Energy Group Ltd. (a)	396,000	221,604
Yanzhou Coal Mining Co. Ltd. Class H	136,000	187,132
		743,980
Commercial Services – 2.3%
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	5,800	390,688
Computers – 1.6%
Lenovo Group Ltd.	710,000	271,500
Cosmetics & Personal Care – 0.2%
Bawang International (a)	87,000	26,987
Diversified Financial – 2.9%
China Everbright Ltd.	156,000	388,501
Polaris Securities Co. Ltd.	178,000	89,191
		477,692
Electric – 0.6%
China Power International Development Ltd. (a)	310,000	98,492
Electrical Components & Equipment – 3.5%
Dongfang Electric Corp. Ltd.	78,600	280,047
Zhuzhou CSR Times Electric Co. Ltd. Class H	219,000	308,178
		588,225
Engineering & Construction – 1.0%
China Railway Construction Corp. Ltd. (a)	111,000	170,375
Environmental Controls – 1.0%
China Metal Recycling Holdings Ltd. (a)	188,400	159,227
Foods – 3.4%
China Mengniu Dairy Co. Ltd. (a)	177,000	409,219
Xiwang Sugar Holdings Co. Ltd.	812,000	156,830
		566,049
Health Care — Products – 1.8%
Mindray Medical International Ltd. ADR (Cayman Islands)	10,451	291,792
Insurance – 7.8%
China Insurance International Holdings Co. Ltd. (a)	151,000	317,318
China Life Insurance Co. Ltd.	114,000	423,879
Ping An Insurance Group Co. of China Ltd.	83,500	563,170
		1,304,367
Internet – 6.3%
Alibaba.com Ltd. (a)	116,000	205,654
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	11,000	509,300
Tencent Holdings Ltd.	28,800	334,027
		1,048,981
Iron & Steel – 5.1%
Angang Steel Co. Ltd.	214,000	353,107
Gindalbie Metals Ltd. (a)	263,001	161,898
Shougang Concord International Enterprises Co. Ltd.	2,052,000	342,479
		857,484
Leisure Time – 1.0%
China Travel International Investment Hong Kong Ltd.	744,000	163,688
Machinery — Construction & Mining – 1.8%
China National Materials Co. Ltd.	355,000	291,322
Mining – 2.0%
Aluminum Corp. of China Ltd. Class H	164,000	153,596
Zijin Mining Group Co. Ltd.	208,000	187,606
		341,202
Oil & Gas – 5.0%
China Petroleum and Chemical Corp. Class H	450,000	342,331
CNOOC Ltd.	119,000	146,528
Cnpc Hong Kong Ltd.	110,000	92,130
PetroChina Co. Ltd. Class H	232,000	255,944
		836,933
Oil & Gas Services – 2.4%
China Oilfield Services Ltd.	370,000	399,168

The accompanying notes are an integral part of the financial statements.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals – 1.1%
Guangzhou Pharmaceutical Co. Ltd. Class H	350,000	$188,204
Real Estate – 6.4%
Hopefluent Group Holdings Ltd. (a)	628,000	197,977
Shun Tak Holdings Ltd.	386,000	242,018
Sino-Ocean Land Holdings Ltd.	157,000	179,941
Yanlord Land Group Ltd.	285,000	447,013
		1,066,949
Retail – 1.3%
Ports Design Ltd.	93,000	215,060
Shipbuilding – 0.7%
Guangzhou Shipyard International Co. Ltd. Class H	64,500	115,091
Telecommunications – 4.9%
China Mobile Ltd.	49,500	496,354
China Telecom Corp. Ltd. Class H	660,000	326,329
		822,683
Transportation – 6.2%
China COSCO Holdings Co. Ltd.	191,000	225,201
China Shipping Development Co. Ltd. Class H	182,000	232,198
Guangshen Railway Co. Ltd.	518,000	242,013
Orient Overseas International Ltd.	43,000	182,222
Sinotrans Shipping Ltd.	355,000	156,149
		1,037,783
TOTAL COMMON STOCK (Cost $13,104,504)		16,451,335
TOTAL EQUITIES (Cost $13,104,504)		16,451,335
TOTAL LONG-TERM INVESTMENTS (Cost $13,104,504)		16,451,335
	Principal Amount
SHORT-TERM INVESTMENTS – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/09, 0.010%, due 7/01/09 (b)	$192,336	192,336
TOTAL SHORT-TERM INVESTMENTS (Cost $192,336)		192,336
TOTAL INVESTMENTS – 99.8% (Cost $13,296,840) (c)		16,643,671
Other Assets/ (Liabilities) – 0.2%		35,053
NET ASSETS – 100.0%		$16,678,724

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $192,336. Collateralized by U.S. Government Agency obligations with a rate of 5.500%, maturity date of 11/01/16, and an aggregate market value, including accrued interest, of $196,220.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund II – Financial Statements

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

		MML Inflation-Protected and Income Fund	MML Enhanced Index Core Equity Fund
Assets:
	Investments, at value (Note 2) (a)	$517,281,248	$15,005,354
	Short-term investments, at value (Note 2) (b)	239,652,303	-
	Total investments	756,933,551	15,005,354
	Cash	-	-
	Foreign currency, at value (c)	-	-
	Receivables from:
	Investments sold	27,354,039	1,263,925
	Investment adviser (Note 3)	-	-
	Fund shares sold	19,819,163	1,146
	Interest and dividends	3,676,444	20,315
	Broker for collateral held for reverse repurchase agreements (Note 2)	733,000	-
	Foreign taxes withheld	-	5
	Total assets	808,516,197	16,290,745
Liabilities:
	Payables for:
	Investments purchased	21,739,457	1,124,084
	Reverse repurchase agreements (Note 2)	346,099,848	-
	Interest for reverse repurchase agreements (Note 2)	92,205	-
	Fund shares repurchased	387,369	10,862
	Trustees' fees and expenses (Note 3)	20,053	1,819
	Affiliates (Note 3):
	Investment management fees	215,631	7,337
	Administration fees	-	-
	Service fees	7,621	128
	Due to custodian	2,746	101,148
	Accrued expense and other liabilities	22,907	19,825
	Total liabilities	368,587,837	1,265,203
	Net assets	$439,928,360	$15,025,542
Net assets consist of:
	Paid-in capital	$457,103,943	$26,012,943
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	(2,088,086)	132,515
	Accumulated net realized gain (loss) on investments	(9,882,138)	(10,362,082)
	Net unrealized appreciation (depreciation) on investments	(5,205,359)	(757,834)
	Net assets	$439,928,360	$15,025,542

(a)	Cost of investments - unaffiliated issuers:	$522,486,607	$15,763,188
(b)	Cost of short-term investments:	$239,652,303	$-
(c)	Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML China Fund

$142,713,980	$14,942,760	$16,451,335
1,107,870	154,868	192,336
143,821,850	15,097,628	16,643,671
-	-	29
-	826	43,714

10,714,789	-	168,658
-	4,793	5,172
6,371	7,705	11,232
89,198	54,885	100,829
-	-	-
-	562	-
154,632,208	15,166,399	16,973,305

10,559,126	-	225,149
-	-	-
-	-	-
99,036	17,525	11,716
14,825	440	500

83,091	14,042	15,274
-	3,343	3,637
803	8,541	9,138
-	-	-
66,264	18,363	29,167
10,823,145	62,254	294,581
$143,809,063	$15,104,145	$16,678,724

$171,464,973	$16,257,973	$15,787,056
541,428	47,484	88,909
(31,293,400)	(1,170,401)	(2,544,365)
3,096,062	(30,911)	3,347,124
$143,809,063	$15,104,145	$16,678,724

$139,617,912	$14,973,676	$13,104,504
$1,107,870	$154,868	$192,336
$-	$826	$43,397

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	MML Inflation-Protected and Income Fund	MML Enhanced Index Core Equity Fund
Initial Class shares:
Net assets	$425,443,974	$14,805,961
Shares outstanding (a)	42,226,144	2,366,890
Net asset value, offering price and redemption price per share	$10.08	$6.26
Class II shares: *
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-
Service Class shares:
Net assets	$14,484,386	$219,581
Shares outstanding (a)	1,441,020	35,186
Net asset value, offering price and redemption price per share	$10.05	$6.24
Service Class I shares:
Net assets	$-	$-
Shares outstanding (a)	-	-
Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.
*	Class II shares commenced operations on May 1, 2009.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML China Fund

$142,415,626	$-	$-
22,759,035	-	-
$6.26	$-	$-

$-	$116,915	$123,643
-	12,987	11,834
$-	$9.00	$10.45

$1,393,437	$-	$-
223,553	-	-
$6.23	$-	$-

$-	$14,987,230	$16,555,081
-	1,664,796	1,584,640
$-	$9.00	$10.45

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended June 30, 2009 (Unaudited)

		MML Inflation-Protected and Income Fund	MML Enhanced Index Core Equity Fund
Investment income (Note 2):
	Dividends (a)	$-	$199,540
	Interest	138,171	4
	Total investment income	138,171	199,544
Expenses (Note 3):
	Investment management fees	1,189,302	39,412
	Custody fees	22,198	7,391
	Interest expense	905,759	-
	Audit and legal fees	25,975	15,014
	Proxy fees	238	438
	Shareholder reporting fees	18,540	1,804
	Trustees' fees	41,917	1,454
		2,203,929	65,513
	Administration fees:
	Class II *	-	-
	Service Class I	-	-
	Service fees:
	Service Class	12,164	231
	Service Class I	-	-
	Total expenses	2,216,093	65,744
Expenses waived (Note 3):
	Class II fees waived by advisor *	-	-
	Service Class I fees waived by advisor	-	-
	Net expenses	2,216,093	65,744
	Net investment income (loss)	(2,077,922)	133,800
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(582,726)	(2,558,788)
	Foreign currency transactions	-	-
	Net realized gain (loss)	(582,726)	(2,558,788)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	27,139,153	2,508,430
	Translation of assets and liabilities in foreign currencies	-	-
	Net change in unrealized appreciation (depreciation)	27,139,153	2,508,430
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	26,556,427	(50,358)
	Net increase (decrease) in net assets resulting from operations	$24,478,505	$83,442

(a)	Net of withholding tax of:	$-	$11
*	Class II shares commenced operations on May 1, 2009.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML China Fund

$680,792	$155,708	$192,572
446	-	102
681,238	155,708	192,674

333,367	62,309	66,411
163,585	9,030	22,083
-	-	-
17,848	15,806	15,835
460	465	465
5,004	1,659	1,701
9,400	978	1,084
529,664	90,247	107,579

-	48	49
-	14,788	15,764

906	-	-
-	14,788	15,764
530,570	119,871	139,156

-	(52)	(72)
-	(21,950)	(34,768)
530,570	97,869	104,316
150,668	57,839	88,358

(20,561,098)	39,968	(23,028)
(987)	1,292	1,320
(20,562,085)	41,260	(21,708)

35,237,660	3,795,528	4,554,951
2	(349)	299
35,237,662	3,795,179	4,555,250
14,675,577	3,836,439	4,533,542
$14,826,245	$3,894,278	$4,621,900

$354	$16,613	$16,110

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Inflation-Protected and Income Fund
	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(2,077,922)	$20,886,153
Net realized gain (loss) on investment transactions	(582,726)	(9,120,177)
Net change in unrealized appreciation (depreciation) on investments	27,139,153	(33,792,123)
Net increase (decrease) in net assets resulting from operations	24,478,505	(22,026,147)
Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(20,004,326)
Service Class *	-	(14,454)
Total distributions from net investment income	-	(20,018,780)
From net realized gains:
Initial Class	-	-
Service Class *	-	-
Total distributions from net realized gains	-	-
Tax return of capital:
Initial Class	-	(4,413,027)
Service Class *	-	(3,091)
Total tax return of capital	-	(4,416,118)
Net fund share transactions (Note 5):
Initial Class	(3,778,215)	115,875,106
Service Class *	7,992,673	5,852,810
Increase (decrease) in net assets from fund share transactions	4,214,458	121,727,916
Total increase (decrease) in net assets	28,692,963	75,266,871
Net assets
Beginning of period	411,235,397	335,968,526
End of period	$439,928,360	$411,235,397
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(2,088,086)	$(10,164)

*	Service Class shares commenced operations on August 15, 2008.

The accompanying notes are an integral part of the financial statements.

MML Enhanced Index Core Equity Fund		MML Small Cap Equity Fund
Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

$133,800	$443,668	$150,668	$402,712
(2,558,788)	(7,123,304)	(20,562,085)	(10,272,978)
2,508,430	(5,176,510)	35,237,662	(27,778,676)
83,442	(11,856,146)	14,826,245	(37,648,942)

-	(434,146)	-	-
-	(4,036)	-	-
-	(438,182)	-	-

-	-	-	(6,247)
-	-	-	(6)
-	-	-	(6,253)

-	(2,035)	-	-
-	(19)	-	-
-	(2,054)	-	-

(1,260,327)	(15,742,559)	40,332,746	46,439,409
42,359	201,575	894,689	404,446
(1,217,968)	(15,540,984)	41,227,435	46,843,855
(1,134,526)	(27,837,366)	56,053,680	9,188,660

16,160,068	43,997,434	87,755,383	78,566,723
$15,025,542	$16,160,068	$143,809,063	$87,755,383
$132,515	$(1,285)	$541,428	$390,760

MML Series Investment Fund II – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Strategic Emerging Markets Fund
	Six Months Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$57,839	$23,075
Net realized gain (loss) on investment transactions	41,260	(1,239,510)
Net change in unrealized appreciation (depreciation) on investments	3,795,179	(3,826,090)
Net increase (decrease) in net assets resulting from operations	3,894,278	(5,042,525)
Distributions to shareholders (Note 2):
From net investment income:
Service Class I	-	(5,581)
Total distributions from net investment income	-	(5,581)
Net fund share transactions (Note 5):
Class II **	100,000	-
Service Class I	614,446	15,543,527
Increase (decrease) in net assets from fund share transactions	714,446	15,543,527
Total increase (decrease) in net assets	4,608,724	10,495,421
Net assets
Beginning of period	10,495,421	-
End of period	$15,104,145	$10,495,421
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$47,484	$(10,355)

*	Fund commenced operations on August 27, 2008.
**	Class II shares commenced operations on May 1, 2009.

The accompanying notes are an integral part of the financial statements.

MML China Fund
Six Months Ended June 30, 2009 (Unaudited)	Period Ended December 31, 2008*

$88,358	$22,223
(21,708)	(2,524,828)
4,555,250	(1,208,126)
4,621,900	(3,710,731)

-	(19,501)
-	(19,501)

100,000	-
471,150	15,215,906
571,150	15,215,906
5,193,050	11,485,674

11,485,674	-
$16,678,724	$11,485,674
$88,909	$551

MML Series Investment Fund II – Financial Highlights

(For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06	Year Ended 12/31/05		Year Ended 12/31/04
Net asset value, beginning of period	$9.53		$10.56		$10.27		$10.57	$10.91		$10.72
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	0.54	***	0.47	***	0.38 ***	0.79	***	0.36
Net realized and unrealized gain (loss) on investments	0.60		(0.95)		0.27		(0.28)	(0.62)		0.29
Total income (loss) from investment operations	0.55		(0.41)		0.74		0.10	0.17		0.65
Less distributions to shareholders:
From net investment income	-		(0.51)		(0.45)		(0.40)	(0.51)		(0.40)
From net realized gains	-		-		(0.00†	)	-	(0.00†	)	(0.06)
Tax return of capital	-		(0.11)		(0.00†	)	-	(0.00†	)	-
Total distributions	-		(0.62)		(0.45)		(0.40)	(0.51)		(0.46)
Net asset value, end of period	$10.08		$9.53		$10.56		$10.27	$10.57		$10.91
Total Return ^^	5.88%	**	(4.36%	)	7.51%		0.97%	1.61%		6.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$425,444		$405,288		$335,969		$232,320	$171,307		$88,838
Net expenses to average daily net assets ‡‡‡	0.60%	*	0.60%		0.61%		0.61%	0.63%		0.66%
Interest expense to average daily net assets ‡‡	0.42%	*	0.94%		N/A		N/A	N/A		N/A
Net investment income (loss) to average daily net assets	(0.99%	)*	5.22%		4.51%		3.67%	7.29%		3.69%
Portfolio turnover rate	25%	**	46%		10%		10%	2%		15%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$9.51		$10.62
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	(0.17	)***
Net realized and unrealized gain (loss) on investments	0.51		(0.66)
Total income (loss) from investment operations	0.54		(0.83)
Less distributions to shareholders:
From net investment income	-		(0.26)
Tax return of capital	-		(0.02)
Total distributions	-		(0.28)
Net asset value, end of period	$10.05		$9.51
Total Return ^^	5.68%	**	(7.87%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,484		$5,947
Net expenses to average daily net assets‡‡‡	0.85%	*	0.86%	*
Interest expense to average daily net assets ‡‡	0.41%	*	1.42%	*
Net investment income (loss) to average daily net assets	0.60%	*	(4.70%	)*
Portfolio turnover rate	25%	**	46% ~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

@008d@008d

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

@008d@008d@008d Excludes interest expense.
~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Enhanced Index Core Equity Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$6.17		$10.12		$10.84	$9.75	$9.83	$8.99
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.13	***	0.14 ***	0.14 ***	0.13 ***	0.13
Net realized and unrealized gain (loss) on investments	0.04		(3.91)		0.35	1.44	0.41	0.84
Total income (loss) from investment operations	0.09		(3.78)		0.49	1.58	0.54	0.97
Less distributions to shareholders:
From net investment income	-		(0.17)		(0.13)	(0.12)	(0.12)	(0.13)
From net realized gains	-		-		(1.08)	(0.37)	(0.50)	-
Tax return of capital	-		(0.00†	)	(0.00† )	-	-	-
Total distributions	-		(0.17)		(1.21)	(0.49)	(0.62)	(0.13)
Net asset value, end of period	$6.26		$6.17		$10.12	$10.84	$9.75	$9.83
Total Return ^^	1.46%	**	(37.29%	)	4.43%	16.18%	5.53%	10.81%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,806		$15,989		$43,997	$46,506	$18,788	$18,156
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	*	0.79%		0.70%	0.70%	0.81%	0.81%
After expense waiver	N/A		0.78%#		0.66%#	0.66%#	0.66%#	0.66%#
Net investment income (loss) to average daily net assets	1.87%	*	1.49%		1.23%	1.36%	1.28%	1.43%
Portfolio turnover rate	56%	**	151%		155%	123%	144%	120%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$6.16		$8.94
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04	***
Net realized and unrealized gain (loss) on investments	0.03		(2.65)
Total income (loss) from investment operations	0.08		(2.61)
Less distributions to shareholders:
From net investment income	-		(0.17)
Tax return of capital	-		(0.00†	)
Total distributions	-		(0.17)
Net asset value, end of period	$6.24		$6.16
Total Return ^^	1.30%	**	(29.16%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$220		$171
Net expenses to average daily net assets	1.16%	*	1.28%	*
Net investment income (loss) to average daily net assets	1.60%	*	1.53%	*
Portfolio turnover rate	56%	**	151% ~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Cap Equity Fund

	Initial Class
	Six Months Ended 06/30/09 (Unaudited)		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Net asset value, beginning of period	$5.57		$9.02		$10.09	$12.05	$12.71	$11.14
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.04	***	0.08 ***	0.05 ***	0.03 ***	0.02
Net realized and unrealized gain (loss) on investments	0.68		(3.49)		(0.17)	1.24	(0.05)	1.80
Total income (loss) from investment operations	0.69		(3.45)		(0.09)	1.29	(0.02)	1.82
Less distributions to shareholders:
From net investment income	-		-		(0.07)	(0.05)	(0.03)	(0.02)
From net realized gains	-		(0.00†	)	(0.91)	(3.20)	(0.61)	(0.23)
Total distributions	-		(0.00†	)	(0.98)	(3.25)	(0.64)	(0.25)
Net asset value, end of period	$6.26		$5.57		$9.02	$10.09	$12.05	$12.71
Total Return ^^	12.37%	**	(38.23%	)	(1.20% )	10.50%	(0.21% )	16.36%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$142,416		$87,381		$78,567	$88,322	$93,058	$100,915
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%	*	0.92%		0.92%	0.91%	0.71%	0.71%
After expense waiver	N/A		0.91%#		0.76%#	0.76%#	N/A	N/A
Net investment income (loss) to average daily net assets	0.29%	*	0.49%		0.77%	0.38%	0.25%	0.17%
Portfolio turnover rate	60%**>>		118%		118%	162%	27%	39%
	Service Class
	Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$5.55		$8.64
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.02	***
Net realized and unrealized gain (loss) on investments	0.68		(3.11)
Total income (loss) from investment operations	0.68		(3.09)
Less distributions to shareholders:
From net realized gains	-		(0.00†	)
Total distributions	-		(0.00†	)
Net asset value, end of period	$6.23		$5.55
Total Return ^^	12.26%	**	(35.71%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,393		$374
Net expenses to average daily net assets	1.27%	*	1.26%	*
Net investment income (loss) to average daily net assets	0.02%	*	1.03%	*
Portfolio turnover rate	60%**>>		118%**~
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+++ For the period August 15, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.
>> The portfolio turnover rate excludes merger activity.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

	Class II		Service Class I
	Period Ended 06/30/09 (Unaudited)+		Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$7.70		$6.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.04	***	0.02	***
Net realized and unrealized gain (loss) on investments	1.27		2.35		(3.41)
Total income (loss) from investment operations	1.30		2.39		(3.39)
Less distributions to shareholders:
From net investment income	-		-		(0.00	)†
Total distributions	-		-		(0.00	)†
Net asset value, end of period	$9.00		$9.00		$6.61
Total Return ^^	16.88%	**	36.16%	**	(33.86%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$117		$14,987		$10,495
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%	*	2.02%	*	3.72%	*
After expense waiver	1.40%	*#	1.65%	*#	1.65%	*#
Net investment income (loss) to average daily net assets	1.76%	*	0.97%	*	0.61%	*
Portfolio turnover rate	28%**~		28%	**	27%	**
MML China Fund
	Class II		Service Class I
	Period Ended 06/30/09 (Unaudited)+		Six Months Ended 06/30/09 (Unaudited)		Period Ended 12/31/08+++
Net asset value, beginning of period	$8.45		$7.50		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.06	***	0.01	***
Net realized and unrealized gain (loss) on investments	1.92		2.89		(2.50)
Total income (loss) from investment operations	2.00		2.95		(2.49)
Less distributions to shareholders:
From net investment income	-		-		(0.01)
Total distributions	-		-		(0.01)
Net asset value, end of period	$10.45		$10.45		$7.50
Total Return ^^	23.67%	**	39.52%	**	(24.98%	)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$124		$16,555		$11,486
Ratio of expenses to average daily net assets:
Before expense waiver	1.77%	*	2.20%	*	3.85%	*
After expense waiver	1.40%	*#	1.65%	*#	1.65%	*#
Net investment income (loss) to average daily net assets	4.80%	*	1.39%	*	0.56%	*
Portfolio turnover rate	88%**~		88%	**	64%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period May 1, 2009 (commencement of operations) through June 30, 2009.
+++ For the period August 27, 2008 (commencement of operations) through December 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^^

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

~ The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Statement of Cash Flows

MML Series Investment Fund II — Statement of Cash Flows

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MML Inflation-Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$24,478,505
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(174,774,327)
Investments sold	98,804,465
(Purchase) Sale of short term investments, net	101,178,700
Amortization (accretion) of discount and premium, net	710,770
Increase (decrease) in receivable from interest and dividend	141,854
Increase (decrease) in receivable from broker for collateral held for reverse repurchase agreements	(733,000)
Increase (decrease) in payable for interest for reverse repurchase agreements	(326,309)
Increase (decrease) in payable for Trustees' fees and expenses	3,097
Increase (decrease) in payable for investment management fees	6,556
Increase (decrease) in payable for service fees	5,881
Increase (decrease) in payable for accrued expenses and other liabilities	(34,953)
Net change in unrealized (appreciation) depreciation on investments	(27,139,153)
Net realized gain (loss)	582,726
Net cash from (used in) operating activities	22,904,812
Cash flows from (used in) financing activities:
Proceeds from shares sold	76,010,677
Payment on shares redeemed	(118,733,483)
Proceeds from reverse repurchase agreements	19,810,511
Net cash from (used in) financing activities	(22,912,295)

Net increase (decrease) in cash	(7,483)
Cash at beginning of period	4,737
Cash at end of period	$(2,746)

Cash paid out for interest on reverse repurchase agreement	$1,232,068

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund

MML Series Investment Fund II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 28, 2005, as amended. The following are five series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Inflation-Protected and Income Fund (formerly MML Inflation-Protected Bond Fund) ("Inflation-Protected and Income Fund"), MML Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MML Small Cap Equity Fund ("Small Cap Equity Fund"), MML Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund") and MML China Fund ("China Fund").

The Strategic Emerging Markets Fund and China Fund commenced operations on August 27, 2008.

Prior to the opening of business on May 1, 2009, the Small Cap Equity Fund acquired all assets and liabilities of the MML Small Company Opportunities Fund ("Small Company Opportunities Fund"). The acquisition was accomplished by a tax-free exchange of 5,454,629 Initial Class shares and 111,154 Service Class shares of the Small Company Opportunities Fund for 5,526,980 Initial Class shares and 112,947 Service Class shares of the Small Cap Equity Fund. The Small Company Opportunities Fund's net assets at that date of $33,786,815, including $5,591,057 of net unrealized depreciation, were combined with those of the Small Cap Equity Fund. The aggregate net assets of the Small Cap Equity Fund immediately before the acquisition were $106,036,590. The aggregate net assets of the Small Cap Equity Fund immediately following the acquisition were $139,823,405.

The Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Inflation-Protected and Income Fund, Enhanced Index Core Equity Fund and Small Cap Equity Fund offer the following two classes of shares: Initial Class and Service Class shares. Service Class shares commenced operations on August 15, 2008. The Strategic Emerging Markets Fund and China Fund offer the following two classes of shares: Class II and Service Class I shares. Class II shares commenced operations on May 1, 2009. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Funds' Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as

Notes to Financial Statements (Unaudited) (Continued)

institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices.  Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained

Notes to Financial Statements (Unaudited) (Continued)

from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds also adopted FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective January 1, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds ("ETFs"),

Notes to Financial Statements (Unaudited) (Continued)

and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds.  The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities.  U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of June 30, 2009 for the Funds' investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Equity Fund
Equities
Common Stock
Basic Materials	$6,763,430	$-	$-	$6,763,430
Communications	13,358,285	-	-	13,358,285
Consumer, Cyclical	26,215,325	-	4	26,215,329
Consumer, Non-cyclical	25,179,940	-	-	25,179,940
Diversified	-	-	41	41

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Energy	$7,863,591	$-	$-	$7,863,591
Financial	19,277,513	-	-	19,277,513
Industrial	24,795,632	-	-	24,795,632
Technology	16,958,879	-	-	16,958,879
Utilities	1,200,457	-	-	1,200,457
Total Common Stock	141,613,052	-	45	141,613,097
Total Equities	141,613,052	-	45	141,613,097
Warrants
Basic Materials	-	-	147	147
Total Warrants	-	-	147	147
Total Mutual Funds	1,100,736	-	-	1,100,736
Total Long-Term Investments	142,713,788	-	192	142,713,980
Total Short-Term Investments	-	1,107,870	-	1,107,870
Total Investments	$142,713,788	$1,107,870	$192	$143,821,850
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,209,651	$550,156	$-	$1,759,807
Communications	1,764,276	784,975	-	2,549,251
Consumer, Cyclical	306,947	814,209	-	1,121,156
Consumer, Non-cyclical	724,045	343,481	-	1,067,526
Diversified	-	69,913	-	69,913
Energy	1,750,376	714,014	-	2,464,390
Financial	2,052,397	3,125,114	-	5,177,511
Industrial	-	224,136	-	224,136
Technology	274,081	-	-	274,081
Total Common Stock	8,081,773	6,625,998	-	14,707,771
Preferred Stock
Basic Materials	234,989	-	-	234,989
Total Preferred Stock	234,989	-	-	234,989
Total Equities	8,316,762	6,625,998	-	14,942,760
Total Long-Term Investments	8,316,762	6,625,998	-	14,942,760
Total Short-Term Investments	-	154,868	-	154,868
Total Investments	$8,316,762	$6,780,866	$-	$15,097,628
China Fund
Equities
Common Stock
Basic Materials	$-	$1,585,564	$-	$1,585,564
Communications	509,300	1,362,364	-	1,871,664
Consumer, Cyclical	-	986,736	-	986,736

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Consumer, Non-cyclical	$682,480	$781,240	$-	$1,463,720
Energy	-	1,980,081	-	1,980,081
Financial	-	5,640,443	-	5,640,443
Industrial	-	2,553,135	-	2,553,135
Technology	-	271,500	-	271,500
Utilities	-	98,492	-	98,492
Total Common Stock	1,191,780	15,259,555	-	16,451,335
Total Equities	1,191,780	15,259,555	-	16,451,335
Total Long-Term Investments	1,191,780	15,259,555	-	16,451,335
Total Short-Term Investments	-	192,336	-	192,336
Total Investments	$1,191,780	$15,451,891	-	$16,643,671

The Inflation-Protected and Income Fund had all investments at Level 2, and the Enhanced Index Core Equity Fund had all investments at Level 1, with corresponding industries as represented in the Portfolios of Investments, as of June 30, 2009.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets Valuation Inputs

	Investments in Securities
	Balance as of 12/31/08	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/09	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/09
Small Cap Equity Fund
Long-Term Investments
Equities
Common Stock
Consumer, Cyclical	$-	$-	$-	$4	$-	$-	$-	$-	$4	$4
Diversified	-	-		41	-	-	-	-	41	41
Warrants
Basic Materials	138	-	-	9	-	-	-	-	147	9
Total	$138	$-	$-	$54	$-	$-	$-	$-	$192	$54

Derivative Instruments

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position.

Notes to Financial Statements (Unaudited) (Continued)

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Each Fund's objectives for using the derivatives it held during the period are as follows:

Type of Derivative and Objective for Use	Small Cap Equity Fund
Rights and Warrants
Directional Investment	X

The Small Cap Equity Fund, the Strategic Emerging Markets Fund and the China Fund held rights during the period as a result of corporate actions. The Small Cap Equity Fund also held warrants during the period, as a result of directional investment.

At June 30, 2009 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

	Equity Contracts Risk	Total
Small Cap Equity Fund
Asset Derivatives
Rights*	$-	$-
Warrants*	147	147
Total Value	$147	$147
Realized Gain (Loss)#
Rights	$-	$-
Warrants	-	-
Total Realized Gain (Loss)	$-	$-
Change in Appreciation (Depreciation)##
Rights	$-	$-
Warrants	9	9
Total Change in Appreciation (Depreciation)	$9	$9
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-
Warrants	34,150	34,150

Strategic Emerging Markets Fund
Asset Derivatives
Rights*	$-	$-
Realized Gain (Loss)#
Rights	$-	$-
Change in Appreciation (Depreciation)##
Rights	$-	$-
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Equity Contracts Risk	Total
China Fund
Asset Derivatives
Rights*	$-	$-
Realized Gain (Loss)#
Rights	$-	$-
Change in Appreciation (Depreciation)##
Rights	$-	$-
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	-

*Statements of Assets and Liabilities location: Investments, at value.

#Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions.

##Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions.

†Amount(s) disclosed equal amount(s) outstanding at June 30, 2009.

Further details regarding derivatives and other investments held by the Funds during the period are discussed below.

Options, Warrants, Rights

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance and to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A Fund may write call options on a security it owns, in a "directional" strategy hoping to realize a greater current return through the receipt of premiums. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires

Notes to Financial Statements (Unaudited) (Continued)

by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically present minimal counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source chosen by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) had warrants as shown in the Portfolio(s) of Investments at June 30, 2009. The Funds had no open written option contracts, purchased options or rights at June 30, 2009.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) had repurchase agreements as shown in the Portfolio(s) of Investments at June 30, 2009.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund's obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at June 30, 2009:

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Description	Value
Inflation-Protected and Income Fund
Agreement with Deutsche Bank, dated 6/30/09, 0.22%, to be repurchased on demand until 7/15/09 at value plus accrued interest.	$3,873,000
Agreement with Deutsche Bank, dated 6/17/09, 0.31%, to be repurchased on demand until 7/15/09 at value plus accrued interest.	9,865,000
Agreement with Deutsche Bank, dated 6/09/09, 0.37%, to be repurchased on demand until 7/17/09 at value plus accrued interest.	71,321,000
Agreement with Deutsche Bank, dated 4/15/09, 0.45%, to be repurchased on demand until 8/05/09 at value plus accrued interest.	29,651,000
Agreement with HSBC Finance Corp., dated 6/11/09, 0.35%, to be repurchased on demand until 7/15/09 at value plus accrued interest.	74,605,392
Agreement with Morgan Stanley, dated 6/24/09, 0.36%, to be repurchased on demand until 7/02/09 at value plus accrued interest.	21,113,456
Agreement with Banque Paribas, dated 6/24/09 0.29%, to be repurchased on demand until 7/02/09 at value plus accrued interest.	88,612,000
Agreement with Banque Paribas, dated 5/05/09, 0.36%, to be repurchased on demand until 9/24/09 at value plus accrued interest.	47,059,000
$346,099,848
Average balance outstanding	$64,342,732
Average interest rate	1.41%
Maximum balance outstanding	$403,102,293

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Notes to Financial Statements (Unaudited) (Continued)

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Inflation-Protected and Income Fund and annually for the Enhanced Index Core Equity Fund, Small Cap Equity Fund, Strategic Emerging Markets Fund and China Fund and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Strategic Emerging Markets Fund and the China Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S.companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and MassMutual on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees quarterly, based upon each Fund's average daily net assets, at the following annual rates:

Inflation-Protected and Income Fund	0.60% of the first $100 million,
0.55% of the next $200 million,
0.50% of the next $200 million,
0.45% of any excess over $500 million
Enhanced Index Core Equity Fund	0.55%
Small Cap Equity Fund	0.65% of the first $100 million,
0.60% of the next $100 million,
0.55% of the next $300 million,
0.50% of any excess over $500 million
Strategic Emerging Markets Fund	1.05%
China Fund	1.05%

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital"), pursuant to which Babson Capital serves as the Inflation-Protected and Income Fund's and the Enhanced Index Core Equity Fund's sub-adviser providing day-to-day management of each Fund's investments. Babson Capital is a wholly owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. Babson Capital receives a fee from MassMutual equal to an annual rate of 0.08% of the average daily net assets of the Inflation-Protected and Income Fund. For the Enhanced Index Core Equity Fund, Babson Capital receives a fee from MassMutual at the following annual rates on Aggregate Assets: 0.30% of the first $50 million, 0.25% of the next $50 million, and 0.20% of any excess over $100 million. For purposes of this sub-advisory agreement, "Aggregate Assets" means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

MassMutual has entered into investment sub-advisory agreements with OppenheimerFunds, Inc. ("OFI"), pursuant to which OFI serves as the Small Cap Equity Fund's sub-adviser providing day-to-day management of the Fund's investments. OFI is a majority owned, indirect subsidiary of MassMutual. OFI receives a fee from MassMutual equal to an annual rate of 0.25% of the average daily net assets of the Fund.

MassMutual has entered into investment sub-advisory agreements with Baring International Investment Ltd. ("Baring"), pursuant to which Baring serves as the Strategic Emerging Markets Fund's and China Fund's sub-adviser providing day-to-day management of each Fund's investments. Baring receives a fee from MassMutual equal to an annual rate of 0.65% of the average daily net assets of the Strategic Emerging Markets Fund and 0.65% of the average daily net assets of the China Fund.

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the Strategic Emerging Markets Fund and China Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Strategic Emerging Markets Fund and China Fund, at the following annual rates:

Class II	0.25%
Service Class I	0.25%

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to the Funds. Pursuant to a 12b-1 Plan adopted by the Funds, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below through May 2, 2010 (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), based upon each Fund's average daily net assets, as follows:

Strategic Emerging Markets Fund*		China Fund
Class II	1.40%	Class II	1.40%
Service Class I	1.65%	Service Class I	1.65%

*Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other liabilities. For the period ended June 30, 2009, no significant amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2009, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Inflation-Protected and Income Fund	$196,512,707	$-	$116,689,562	$-
Enhanced Index Core Equity Fund	-	8,123,986	-	9,123,904
Small Cap Equity Fund	-	69,808,698	-	63,527,615
Strategic Emerging Markets Fund	-	4,171,148	-	3,291,868
China Fund	-	12,097,810	-	10,865,555

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Initial Class
Sold	8,831,732	$86,915,150	23,011,876	$236,390,987
Issued as reinvestment of dividends	-	-	2,387,759	24,417,353
Redeemed	(9,154,666)	(90,693,365)	(14,650,990)	(144,933,234)
Net increase (decrease)	(322,934)	$(3,778,215)	10,748,645	$115,875,106
Inflation-Protected and Income Fund Service Class*
Sold	859,402	$8,419,204	647,385	$6,063,412
Issued as reinvestment of dividends	-	-	1,798	17,545
Redeemed	(43,444)	(426,531)	(24,121)	(228,147)
Net increase (decrease)	815,958	$7,992,673	625,062	$5,852,810
Enhanced Index Core Equity Fund Initial Class
Sold	82,408	$474,516	138,089	$1,194,246
Issued as reinvestment of dividends	-	-	72,200	436,181
Redeemed	(307,448)	(1,734,843)	(1,966,665)	(17,372,986)
Net increase (decrease)	(225,040)	$(1,260,327)	(1,756,376)	$(15,742,559)
Enhanced Index Core Equity Fund Service Class*
Sold	8,201	$46,613	29,844	$215,600
Issued as reinvestment of dividends	-	-	672	4,055
Redeemed	(749)	(4,254)	(2,782)	(18,080)
Net increase (decrease)	7,452	$42,359	27,734	$201,575
Small Cap Equity Fund Initial Class
Sold	3,143,648	$16,485,078	9,199,724	$62,947,998
Issued – merger	5,526,980	33,112,530	-	-
Issued as reinvestment of dividends	-	-	742	6,246
Redeemed	(1,602,785)	(9,264,862)	(2,224,140)	(16,514,835)
Net increase (decrease)	7,067,843	$40,332,746	6,976,326	$46,439,409
Small Cap Equity Fund Service Class*
Sold	53,378	$279,368	85,130	$496,122
Issued – merger	112,947	674,285	-	-
Issued as reinvestment of dividends	-	-	1	6
Redeemed	(10,159)	(58,964)	(17,744)	(91,682)
Net increase (decrease)	156,166	$894,689	67,387	$404,446
Strategic Emerging Markets Fund Class II**
Sold	12,987	$100,000
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	12,987	$100,000
Strategic Emerging Markets Fund Service Class I***
Sold	99,932	$783,426	1,589,402	$15,559,044
Issued as reinvestment of dividends	-	-	888	5,581
Redeemed	(21,070)	(168,980)	(3,200)	(21,098)
Net increase (decrease)	78,862	$614,446	1,587,090	$15,543,527

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended June 30, 2009		Year ended December 31, 2008
	Shares	Amount	Shares	Amount
China Fund Class II**
Sold	11,834	$100,000
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	11,834	$100,000
China Fund Service Class I***
Sold	58,459	$514,771	1,533,679	$15,232,044
Issued as reinvestment of dividends	-	-	2,507	19,501
Redeemed	(5,102)	(43,621)	(4,903)	(35,639)
Net increase (decrease)	53,357	$471,150	1,531,283	$15,215,906

*Service Class shares commenced operations on August 15, 2008.
**Class II shares commenced operations on May 1, 2009.***Fund commenced operations on August 27, 2008.

6. Federal Income Tax Information

At June 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund	$762,138,910	$3,899,446	$(9,104,805)	$(5,205,359)
Enhanced Index Core Equity Fund	15,763,188	802,865	(1,560,699)	(757,834)
Small Cap Equity Fund	140,725,782	16,755,705	(13,659,637)	3,096,068
Strategic Emerging Markets Fund	15,128,544	1,504,385	(1,535,301)	(30,916)
China Fund	13,296,840	3,491,647	(144,816)	3,346,831

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. Certain positions of capital loss carryovers of the Small Cap Equity Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. At December 31, 2008, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2014	Expiring 2015	Expiring 2016
Inflation-Protected and Income Fund	$608,772	$760,775	$5,198,927
Enhanced Index Core Equity Fund	-	-	4,071,189
Small Cap Equity Fund	-	2,913,392	7,017,788
Strategic Emerging Markets Fund	-	-	576,359
China Fund	-	-	1,549,739

The following Fund(s) elected to defer to January 1, 2009, post-October capital losses:

Amount
Inflation-Protected and Income Fund	$322,514
Enhanced Index Core Equity Fund	2,029,941
Small Cap Equity Fund	1,888,900
Strategic Emerging Markets Fund	480,854

Notes to Financial Statements (Unaudited) (Continued)

The Strategic Emerging Markets Fund has elected to defer to January 1, 2009, post-October currency losses in the amount of $10,146.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2008, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Inflation-Protected and Income Fund	$20,018,780	$-	$4,416,118
Enhanced Index Core Equity Fund	438,182	-	2,054
Small Cap Equity Fund	351	5,902	-
Strategic Emerging Markets Fund	5,581	-	-
China Fund	19,501	-	-

The following Fund(s) have elected to pass through foreign tax credit for the year ended December 31, 2008:

Amount
Strategic Emerging Markets Fund	$4,746

The Funds are subject to the provisions of FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at June 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

Notes to Financial Statements (Unaudited) (Continued)

9. Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com and on the Securities and Exchange Commission's website at http://www.sec.gov.

10. Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

11. Trustees' Approval of Investment Advisory Contracts

At meetings in April and May 2009, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), re-approved the existing Advisory Agreements and Sub-Advisory Agreements (collectively, the "Contracts") for each of the Inflation-Protected and Income Fund, Enhanced Index Core Equity Fund and Small Cap Equity Fund. In preparation for the meeting, the Trustees requested, and MassMutual and the Sub-Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the "Meeting Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

The Trustees received in advance of the meeting (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the "Third-Party Report") with respect to each Fund prepared by an independent third-party vendor (the "Third-Party"). The Third Party Report provided detailed comparative management fee, total expense and performance information for each Fund to assist the Trustees in their evaluation of the Contracts. The Trustees also considered information presented to them throughout the year regarding MassMutual and each of the Sub-Advisers.

The Trustees considered the nature, scope and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability and business strategy of MassMutual; (ii) the capability of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Trustees then reviewed, and considered separately for each Fund, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund's advisory fee and total net expense ratio against peer funds; and (ii) the Fund's relative performance (over various time periods against peer funds and a benchmark index). In connection with their review, MassMutual provided commentary and analysis regarding each Fund's performance and expenses. The Trustees also noted that they had received in advance of the meeting or during the course of the past year: (i) detailed information regarding MassMutual's ability to provide investment oversight, administrative and shareholder services to the Funds; and (ii) a wide range of information about each Sub-Adviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each Sub-Adviser by MassMutual. Throughout the discussion, MassMutual responded to Trustee questions and provided additional information concerning each Fund.

Notes to Financial Statements (Unaudited) (Continued)

The Trustees reviewed performance and expense information for the Enhanced Index Core Equity Fund. In the course of the discussion, they noted, among other things, the fact that the Fund (i) had total net expenses that ranked in the 2nd quintile in the Fund's expense universe and (ii) had performance for the three-year period ended December 31, 2008 that ranked in the 2nd quintile in the Fund's performance universe.

The Trustees noted that the Inflation-Protected and Income Fund, which had experienced unfavorable relative performance, had recently undergone a change in strategy. MassMutual discussed with the Trustees the factors that had led to the Fund's underperformance and the merits of the new strategy, including the basis for MassMutual's confidence in the new strategy. MassMutual reported that the performance of the Fund has improved since the changes were made. The Trustees noted that the Fund had total net expenses that ranked in the 2nd and 1st quintiles in the Fund's expense group and expense universe, respectively.

In connection with the Trustees' review of the Small Cap Equity Fund, MassMutual noted that the Fund has been managed by the same portfolio management team since 2006, and that, although the Fund had experienced unfavorable relative performance prior to appointment of that team, the Fund had achieved performance that ranked in the 2nd quintile in the Fund's performance universe in 2007. MassMutual also noted, with respect to the Fund, that the market volatility in 2008 was challenging for quantitative managers. The Trustees also noted that the Fund had total net expenses that ranked in the 1st quintile in the Fund's expense group and expense universe.

In conjunction with their review of the Third-Party Report, the Trustees also reviewed and considered information included in the Meeting Materials or discussed at the meeting concerning economies of scale and the profitability of MassMutual's relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each Fund individually, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions and consideration included the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called "fallout benefits" to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to Sub-Advisers due to so-called "soft-dollar arrangements."

Prior to the votes being taken to approve the Contracts, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Independent Trustees did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual's oversight of each Fund and the sub-advisory process; (ii) MassMutual's levels of profitability from its relationship to the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund's total net expenses are fair and reasonable; (iii) the investment processes, research capabilities and philosophies of each Sub-Adviser appear well suited to each Fund, given its investment objective and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed to remedy any underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contract were fair and reasonable with respect to each Fund and were in the best interest of each Fund's shareholders.

Notes to Financial Statements (Unaudited) (Continued)

12. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds' financial statements through August 18, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statement through this date.

Other Information (Unaudited)

Fund Expenses June 30, 2009

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2009:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2009.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Initial Class	$1,000	0.60%	$1,058.80	$3.06	$1,021.80	$3.01
Service Class	1,000	0.85%	1,056.80	4.33	1,020.60	4.26
Enhanced Index Core Equity Fund
Initial Class	1,000	0.91%	1,014.60	4.55	1,020.30	4.56
Service Class	1,000	1.16%	1,013.00	5.79	1,019.00	5.81
Small Cap Equity Fund
Initial Class	1,000	1.02%	1,123.70	5.37	1,019.70	5.11
Service Class	1,000	1.27%	1,122.60	6.68	1,018.50	6.36
Strategic Emerging Markets Fund
Class II**	1,000	1.40%	1,168.80	2.54	1,006.00	6.96
Service Class I	1,000	1.65%	1,361.60	9.66	1,016.60	8.25

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
China Fund
Class II**	$1,000	1.40%	$1,236.70	$2.62	$1,006.00	$6.96
Service Class I	1,000	1.65%	1,395.20	9.80	1,016.60	8.25

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2009, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

**

Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Class on May 1, 2009, through June 30, 2009, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended June 30, 2009, multiplied by the number of days in the six month period and divided by the number of days in the year.

Distributor
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

MassMutual
FINANCIAL GROUP[SM]

© 2009 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

14540 II 809
RI 02157-00 610

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	8/21/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/21/09

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/21/09